                               [JOHN HANCOCK LOGO
                            JOHN HANCOCK ANNUITIES]

                                             Statement of Additional Information
                                                               dated May 1, 2007
                                          as amended and restated August 1, 2007






                       Statement of Additional Information
       John Hancock Life Insurance Company of New York Separate Account A

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment individual deferred combination fixed and variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York as follows:


                  PROSPECTUSES ISSUED BY JOHN HANCOCK NEW YORK
           ( to be read with this Statement of Additional Information)
                        Venture Vantage Variable Annuity
                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                         Venture Vision Variable Annuity


You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:



          JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Annuity Service Center              Mailing Address
601 Congress Street                 Post Office Box 55013
Boston, Massachusetts 02210-2805    Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078    www.jhannuitiesnewyork.com
                                    --------------------------





JHNY SEP ACCT A SAI 8/07

                                Table of Contents

GENERAL INFORMATION AND HISTORY...........................3
ACCUMULATION UNIT VALUE TABLES............................3
SERVICES..................................................3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM....................................................3
  SERVICING AGENT.........................................3
  PRINCIPAL UNDERWRITER...................................3
    Special Compensation and Reimbursement
    Arrangements..........................................4
LEGAL AND REGULATORY MATTERS..............................7
APPENDIX A:  AUDITED FINANCIAL
STATEMENTS................................................A-1

                         General Information and History

John Hancock Life Insurance Company of New York Separate Account A (the "Separate Account") (formerly, The Manufacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("we" or "us"), a stock life insurance company organized under the laws of New York in 1992. John Hancock New York's principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. It also has an Annuity Service Center located at 601 Congress Street, Boston, Massachusetts 02210. John Hancock New York is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

John Hancock New York established the Separate Account on March 4, 1992 as a separate account under the laws of New York.

Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.


                                    Services

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of John Hancock Life Insurance Company of New York at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2006, and for each of the two years in the period ended December 31, 2006, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT
Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

     - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;
     -    semimonthly commission statements;
     -    monthly summaries of agent production and daily transaction reports;
     -    semiannual statements for contract owners; and
     -    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER
John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2006, 2005, and 2004 were $516,555,523, $510,874,858 and $403,619,081, respectively.

Special Compensation and Reimbursement Arrangements
The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment funds or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.

The categories of payments that we provide, directly or through JHD, to firms are described below. These categories are not mutually exclusive and we may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in our efforts to promote the sale of the Contracts. We agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. We determine which firms to support and the extent of the payments it is willing to make. We generally choose to compensate firms that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts. We do not make an independent assessment of the cost of providing such services.

The following list includes the names of member firms of the NASD (or their affiliated broker-dealers) that we are aware (as of December 1, 2006) received a revenue sharing payment of more than $5,000 with respect to annuity business during the last calendar year. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract:

NAME OF FIRM

--------------------------------------------------------------------------------
                                   DISTRIBUTOR

                            1st Global Capital Corp.
                           A. G. Edwards & Sons, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - FSC Securities Corporation
                     AIG -- Royal Alliance Associates, Inc.
                    American General Securities Incorporated
                  American Portfolios Financial Services, Inc.
               Berthal, Fisher & Company Financial Services, Inc.
                            Centaurus Financial, Inc.
                          Citicorp Investment Services
                         Citigroup Global Markets, Inc.
                               Comerica Securities
                         Commonwealth Financial Network
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   DISTRIBUTOR

                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                       Founders Financial Securities, LLC
                         Geneos Wealth Management, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments, Inc.
                           HSBC Securities (USA) Inc.
                 ING -- Financial Network Investment Corporation
                  ING -- Multi-Financial Securities Corporation
                    ING -- Primevest Financial Services, Inc.
                          ING Financial Partners, Inc.
                              InterSecurities, Inc.
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, Inc.
                     Jefferson Pilot Securities Corporation
                          LaSalle St Securities, L.L.C.
                     Lincoln Financial Advisors Corporation
                           Linsco/Private Ledger Corp.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                            McDonald Investments Inc.
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                           Money Concepts Capital Corp
                          Morgan Keegan & Company, Inc.
                           Next Financial Group, Inc.
                              NFP Securities, Inc.
                          NPH -- SII Investments, Inc.
                       NPH -- Invest Financial Corporation
                   NPH -- Investment Centers of America, Inc.
                      NPH -- National Planning Corporation
                          Ohio Savings Securities, Inc.
                  PAC of America -- Associated Securities Corp.
                  PAC of America -- Mutual Service Corporation
              PAC of America -- United Planners' Financial Services
               PAC of America -- Waterstone Financial Group, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                        Prospera Financial Services, Inc.
                           Questar Capital Corporation
                        Raymond James & Associates, Inc.
                     Raymond James Financial Services, Inc.
                             RBC Dain Rauscher, Inc.
                         Sammons Securities Company, LLC
                           Scott & Stringfellow, Inc.
                            Securities America, Inc.
                           Sigma Financial Corporation
                            Signator Investors, Inc.
                          (subsidiary of John Hancock)
                             SWS Financial Services
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                               US Advisors Network
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   DISTRIBUTOR

                         US Bancorp Piper Jaffray & Co.
                            USAllianz Securites, Inc.
                      Uvest Financial Services Group, Inc.
                            Wachovia Securities, LLC
                         Walnut Street Securities, Inc.
                        Webster Investment Services, Inc.
                        Woodbury Financial Services, Inc.
--------------------------------------------------------------------------------


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the 12b-1 distribution fees received from the funds underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

     -    the Separate Account; or
     - the ability of the principal underwriter to perform its contract with the Separate Account; or
     - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

                    APPENDIX A: Audited Financial Statements

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York
Years Ended December 31, 2006, 2005 and 2004

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                     INDEX TO AUDITED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................. F-2

Audited Financial Statements:

Balance Sheets as of December 31, 2006 and 2005.......................... F-3

Statements of Income for the years ended December 31, 2006, 2005, and
  2004................................................................... F-4

Statements of Changes in Shareholder's Equity and Comprehensive Income
  for the years ended December 31, 2006, 2005, and 2004.................. F-5

Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004............................................................... F-6

Notes to Financial Statements............................................ F-7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company of New York

We have audited the accompanying balance sheets of John Hancock Life Insurance Company of New York ("The Company") as of December 31, 2006 and 2005, and the related statements of income, changes in shareholder's equity and other comprehensive income, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Life Insurance Company of New York at December 31, 2006 and 2005 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 20, 2007

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                BALANCE SHEETS

                                                              December 31,
                                                          ---------------------
                                                             2006       2005
                                                          ---------- ----------
                                                             (in thousands)
Assets

Investments
Fixed maturities:
   Available-for-sale - at fair value
     (cost: 2006 - $357,078, 2005 - $256,611)............ $  357,642 $  256,315
Investment in unconsolidated affiliate...................        800        800
Policy loans.............................................     28,345     21,564
Short-term investments...................................    153,598    169,414
                                                          ---------- ----------
   Total Investments.....................................    540,385    448,093

Cash and cash equivalents................................     25,448     24,144
Accrued investment income................................     16,610     12,549
Deferred acquisition costs...............................    299,620    248,817
Deferred sales inducements...............................     31,645     30,065
Federal income tax recoverable...........................         --        624
Reinsurance recoverable..................................     31,404     17,176
Other assets.............................................     12,141     13,363
Separate account assets..................................  5,451,543  4,103,680
                                                          ---------- ----------
   Total Assets.......................................... $6,408,796 $4,898,511
                                                          ========== ==========
Liabilities and Shareholder's Equity

Liabilities:

Future policy benefits................................... $  519,898 $  472,158
Unearned revenue.........................................     14,690     10,674
Unpaid claims and claim expense reserves.................      3,246      2,173
Amounts due to affiliates................................      6,341     10,060
Amounts payable for securities...........................         --      7,238
Deferred income tax liability............................     47,753     49,831
Federal income tax payable to affiliates.................     43,435         --
Other liabilities........................................     11,808      6,046
Separate account liabilities.............................  5,451,543  4,103,680
                                                          ---------- ----------
   Total Liabilities.....................................  6,098,714  4,661,860

Shareholder's Equity:

Common stock.............................................      2,000      2,000
Additional paid in capital...............................    113,306    113,306
Retained earnings........................................    193,749    121,276
Accumulated other comprehensive income...................      1,027         69
                                                          ---------- ----------
   Total Shareholder's Equity............................    310,082    236,651
                                                          ---------- ----------
   Total Liabilities and Shareholder's Equity............ $6,408,796 $4,898,511
                                                          ========== ==========

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                             STATEMENTS OF INCOME

                                                    For the years ended
                                                       December 31,
                                                ---------------------------
                                                  2006      2005     2004
                                                --------  --------  -------
                                                      (in thousands)
Revenues
   Premiums.................................... $    164  $    302  $   348
   Fee income..................................  110,718    73,647   46,988
   Net investment income.......................  136,194    80,856   48,965
   Net realized investment (losses) gains......   (2,657)     (263)   3,015
                                                --------  --------  -------
       Total revenues..........................  244,419   154,542   99,316

Benefits and expenses

   Benefits to policyholders...................   30,548    14,067   26,299
   Other operating costs and expenses..........   39,655    34,066   25,030
   Amortization of deferred acquisition costs
     and deferred sales inducements............   61,840    29,339    1,062
                                                --------  --------  -------
       Total benefits and expenses.............  132,043    77,472   52,391
                                                --------  --------  -------
Income before income taxes and cumulative
  effect of accounting changes.................  112,376    77,070   46,925
Income taxes...................................   39,903    24,515   15,422
                                                --------  --------  -------
Income before cumulative effect of accounting
  changes......................................   72,473    52,555   31,503

Cumulative effect of accounting changes, net
  of tax.......................................       --        --      287
                                                --------  --------  -------
Net income .................................... $ 72,473  $ 52,555  $31,790
                                                ========  ========  =======

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                           AND COMPREHENSIVE INCOME

                                                                               Accumulated
                                                          Additional              Other         Total
                                                   Common  Paid In   Retained Comprehensive Shareholder's Outstanding
                                                   Stock   Capital   Earnings    Income        Equity       Shares
                                                   ------ ---------- -------- ------------- ------------- -----------
                                                                             (in thousands)
Balance at January 1, 2004........................ $2,000  $113,306  $ 36,931    $ 2,550      $154,787       2,000

Comprehensive income:
   Net income.....................................                     31,790                   31,790
   Other comprehensive income, net of tax:........
       Net unrealized losses......................                                (2,116)       (2,116)
                                                                                              --------
   Comprehensive income...........................                                              29,674
                                                   ------  --------  --------    -------      --------       -----
Balance at December 31, 2004...................... $2,000  $113,306  $ 68,721    $   434      $184,461       2,000
                                                   ======  ========  ========    =======      ========       =====
Comprehensive income:
   Net income.....................................                     52,555                   52,555
   Other comprehensive income, net of tax:........
       Net unrealized losses......................                                  (365)         (365)
                                                                                              --------
   Comprehensive income...........................                                              52,190
                                                   ------  --------  --------    -------      --------       -----
Balance at December 31, 2005...................... $2,000  $113,306  $121,276    $    69      $236,651       2,000
                                                   ======  ========  ========    =======      ========       =====
Comprehensive income:
   Net income.....................................                     72,473                   72,473
   Other comprehensive income, net of tax:........
       Net unrealized gains.......................                                   958           958
                                                                                              --------
   Comprehensive income...........................                                              73,431
                                                   ------  --------  --------    -------      --------       -----
Balance at December 31, 2006...................... $2,000  $113,306  $193,749    $ 1,027      $310,082       2,000
                                                   ======  ========  ========    =======      ========       =====

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                           STATEMENTS OF CASH FLOWS

                                                                                              For the years ended December 31,
                                                                                              -------------------------------
                                                                                                 2006       2005       2004
                                                                                              ---------  ---------  ---------
                                                                                                       (in thousands)
Cash flows provided by operating activities:
   Net income................................................................................ $  72,473  $  52,555  $  31,790
       Adjustments to reconcile net income to net cash provided by operating activities:
       Change in accounting principle........................................................        --         --       (287)
       Net realized investment losses/(gains)................................................     2,657        263     (3,015)
       Increase in reinsurance recoverable...................................................   (14,228)    (7,054)    (3,124)
       Deferral of acquisition costs and sales inducements...................................  (114,573)   (88,651)   (61,852)
       Amortization of deferred acquisition costs and deferred sales inducements.............    61,840     29,339      1,062
       Increase in accrued investment income.................................................    (4,061)    (3,654)      (283)
       Increase (decrease) in other assets and other liabilities, net........................    45,430     (4,444)    12,352
       Increase in policyholder liabilities and accruals, net................................    13,641     10,351     12,227
       (Decrease) increase in deferred income tax liability..................................    (2,594)    19,564     15,560
                                                                                              ---------  ---------  ---------
       Net cash provided by operating activities.............................................    60,585      8,269      4,430

Cash flows used in investing activities:
   Sales and maturities of fixed maturities available-for-sale...............................   139,818    132,430    111,928
   Purchases of fixed maturities available-for-sale..........................................  (243,091)  (181,590)  (175,841)
   Net purchases of short-term investments...................................................    16,675     (2,834)    39,437
   Policy loans advanced, net................................................................    (6,781)    (3,604)    (6,851)
   Net change in payable for undeliverable securities........................................        --      7,238         --
                                                                                              ---------  ---------  ---------
       Net cash used in investing activities.................................................   (93,379)   (48,360)   (31,327)

Cash flows provided by financing activities:
   Deposits and interest credited to policyholder account balances...........................   224,127    174,846    112,541
   Net transfers to separate accounts from policyholders.....................................   (98,483)   (73,030)   (24,456)
   Return of policyholder funds..............................................................   (91,546)   (73,528)   (44,235)
                                                                                              ---------  ---------  ---------
   Net cash provided by financing activities.................................................    34,098     28,288     43,850
                                                                                              ---------  ---------  ---------
   Net increase (decrease) in cash and cash equivalents......................................     1,304    (11,803)    16,953

Cash and cash equivalents at beginning of year...............................................    24,144     35,947     18,994
                                                                                              ---------  ---------  ---------
Cash and cash equivalents at end of year..................................................... $  25,448  $  24,144  $  35,947
                                                                                              =========  =========  =========

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

                    (IN THOUSANDS UNLESS OTHERWISE STATED)

Note 1 - Summary of Significant Accounting Policies

Business

John Hancock Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A) ("JHUSA"). JHUSA is a wholly-owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

The Company was formerly known as The Manufacturers Life Insurance Company of New York. As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc. ("JHFS"), the Company changed its name to John Hancock Life Insurance Company of New York effective January 1, 2005.

The Company offers and issues individual and group annuity contracts and individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the John Hancock Trust ("JHT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

John Hancock Investment Management Services, LLC ("JHIMS"), an affiliate of the Company, is the investment advisor to JHT. On October 1, 2002, JHUSA exchanged a 30% ownership interest in JHIMS for one common share of the Company. This transaction increased the Company's ownership of JHIMS from 10% to 40%. On November 1, 2005, JHIMS amended its Limited Liability Company Agreement to admit a new member. This amendment decreased the company's ownership in JHIMS to 38%. The Company's investment in JHIMS amounts to $800 and is accounted for using the equity method.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Investments

The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using a specific identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs and deferred sales inducements. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method.

Policy loans are reported at aggregate unpaid balances, which approximate fair value.

Short-term investments, which include investments with maturities greater than 90 days and less than one year, are reported at fair value.

Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Deferred Policy Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and group pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DAC was deemed recoverable.

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC. DSI is reviewed annually to determine recoverability from future income, and if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DSI was deemed recoverable.

Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations. Refer to Note 5 -- Reinsurance for additional disclosures regarding this topic.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Separate Accounts

Separate account assets and liabilities reported in the Company's balance sheets represent funds that are administered for investment contracts related to group pension business, as well as for variable annuity and variable life contracts, and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in the revenue of the Company.

Future Policy Benefits

For fixed and variable annuities, group pension contracts, variable life contracts and universal life contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation. Benefits for fixed and variable annuity, variable life contracts and for universal life contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

Revenue Recognition

Fee income from separate accounts, annuity contracts and group pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

Federal Income Taxes

Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Recent Accounting Pronouncements

   Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159")

In February 2007, the Financial Accounting Standards Board (the "FASB") issued SFAS 159. SFAS 159's objective is to enable companies to mitigate earnings volatility which is caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on a partial basis, i.e. to some but not all similar financial assets or liabilities.

SFAS 159 will be effective for the Company's financial statements beginning January 1, 2008, and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 159 will have on its financial position or results of operations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

   Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157")

In September 2006, the FASB issued SFAS No. 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS 157 will be effective for the Company beginning January 1, 2008 and will then be generally prospectively applicable. The Company is still evaluating the impact SFAS 157 will have on its financial position or results of operations.

   FASB Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48")

The FASB issued FIN 48 in June 2006. FIN 48 prescribes a recognition and measurement model for the impact of tax positions taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either A) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, B) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both A and B. FIN 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN 48 will be effective for the Company's financial statements beginning January 1, 2007 and will be prospectively applied. Adoption of FIN 48 is not expected to result in a material impact on the Company's financial position or results of operations.

   Statement of Financial Accounting Standards No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155")

In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS 155 which is an amendment of FASB Statements No. 133 and No. 140 and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying and eliminating exceptions to the accounting for them. SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.

SFAS 155 will be effective for the Company's financial statements beginning January 1, 2007 and will be applied to financial instruments created or modified after that date. Adoption of SFAS155 is not expected to result in a material impact on the Company's financial position or results of operations.

   AICPA Statement of Position 05-1- "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and charged off to expense.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SOP 05-1 is effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP 05-1 as of January 1, 2007, there was no cumulative effect adjustment recorded to the Company's financial position or results of operations.

   Statement of Financial Accounting Standards No. 154 - Accounting Changes and Error Corrections--a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

In May 2005, the FASB issued SFAS No 154, which replaces APB Opinion No. 20, Accounting Changes, and FASB Statement No. 3, Reporting Accounting Changes in Interim Financial Statements, and changes the accounting and reporting requirements for a change in accounting principle. This Statement applies to all voluntary changes in accounting principle, and also to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in APB Opinion No. 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

SFAS No. 154 was effective for the Company on January 1, 2006 and had no immediate impact on the Company's financial position or results of operations.

   Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders.

SOP 03-1 was effective for the Company's financial statements on January 1, 2004, and resulted in an increase in net income and shareholder's equity of $287 (net of tax of $154) and an increase in net income of $287 (net of tax $154).

Note 2 - Related Party Transactions

The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's balance sheet may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity. Pursuant to an administrative services agreement effective for 2001 and beyond, all inter-company services, except for investment services, are billed through JHUSA to the Company. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2006, 2005, and 2004, the Company was billed administrative and investment service expenses of $38,088, $34,562 and $23,450, respectively, from the MLI group of affiliated companies. At December 31, 2006 and 2005, the Company had a net liability to the MLI group of affiliated companies of $6,230 and $9,743, respectively, for services provided.

John Hancock Distributors, LLC, a wholly owned subsidiary of JHUSA, is the exclusive distributor of all variable annuity, variable life, and group pension contracts issued by the Company. For the years ended December 31, 2006, 2005, and 2004, the Company was billed underwriting commissions of $107,671, $79,589 and $53,748, respectively. The Company had a net liability for services provided of $111 and $317 at December 31, 2006 and 2005, respectively. In addition, the Company had a receivable from JHIMS relating to distributions of $9,332 and $7,011, which was included in accrued investment income at December 31, 2006 and 2005, respectively.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 3 - Investments

The following information summarizes the components of net investment income and net realized investment (losses) gains:

                                     For the years ended December 31,
                                     -------------------------------
                                       2006        2005       2004
                                      --------    -------   -------
                                           (in thousands)
Net investment income
   Fixed maturities ................ $ 20,004    $12,864    $ 5,594
   Short-term investments...........    2,398      1,317      2,953
   Other invested assets ...........  114,601     67,060     40,759
                                      --------    -------   -------
   Gross investment income..........  137,003     81,241     49,306

       Less investment expenses.....      809        385        341
                                      --------    -------   -------
Net investment income .............. $136,194    $80,856    $48,965
                                      ========    =======   =======
Net realized investment (losses)
  gains
   Fixed maturities ................ $ (2,554)   $  (206)   $ 3,017
   Short-term investments ..........        0        (10)        (2)
   Other invested assets ...........     (103)       (47)         0
                                      --------    -------   -------
Net realized investment (losses)
  gains............................. $ (2,657)   $  (263)   $ 3,015
                                      ========    =======   =======

The Company includes income earned from its investment in JHIMS in the other invested assets category. Income earned from the Company's investment in JHIMS was $112,874, $65,793, and $39,907 for the years ended December 31, 2006, 2005, and 2004, respectively.

As of December 31, 2006 and 2005, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized below for the years indicated:

                                                 December 31, 2006
                                     ------------------------------------------
                                                 Gross      Gross
                                     Amortized Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                     --------- ---------- ---------- ----------
                                                   (in thousands)
Available-for-Sale:
U.S. government..................... $263,162    $2,083    $(1,098)   $264,147
Foreign governments.................   10,160        --       (166)      9,994
Corporate securities................   83,756        71       (326)     83,501
                                     --------    ------    -------    --------
   Total fixed maturities
     available-for-sale............. $357,078    $2,154    $(1,590)   $357,642
                                     ========    ======    =======    ========

                                                 December 31, 2005
                                     ------------------------------------------
                                                 Gross      Gross
                                     Amortized Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                     --------- ---------- ---------- ----------
                                                   (in thousands)
Available-for-Sale:
U.S. government..................... $148,727    $1,154    $  (868)   $149,013
Foreign governments.................   96,559       206       (580)     96,185
Corporate securities................   11,325        --       (208)     11,117
                                     --------    ------    -------    --------
   Total fixed maturities
     available-for-sale............. $256,611    $1,360    $(1,656)   $256,315
                                     ========    ======    =======    ========

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Proceeds from sales of fixed-maturity securities during 2006, 2005, and 2004 were $45,385, $31,293, and $58,924, respectively. Gross gains realized on the sale of available-for-sale securities were $0, $95 and $3,380 for the years ended December 31, 2006, 2005, and 2004, respectively. Gross losses realized on the sale of available-for-sale securities were $1,131, $301, and $365 for the years ended December 31, 2006, 2005 and 2004, respectively. During 2006, other-than-temporary impairments on fixed maturity securities of $1,562 (2005 - $0; 2004 - $0) were recognized in the statements of income.

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, the Manulife Loan Review Committee reviews all securities where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. This committee meets with the head of workouts, the head of each industry team, and the head of portfolio management. The analysis focuses on each investee company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at Manulife. This committee includes Manulife's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. The risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

At December 31, 2006, there were 53 fixed maturities that had a gross unrealized loss of $1,590. These securities had a fair value of $217,762 at December 31, 2006. The amount of unrealized losses related to fixed maturity securities in an unrealized loss position for greater than twelve months was $1,447 on 23 securities with a fair value of $101,105 at December 31, 2006. The Company has the ability and intent to hold these debt securities until they recover or mature. The contractual maturities of fixed-maturity securities at December 31, 2006 are shown below.

                Unrealized Losses on Fixed Maturity Securities

                                                         As of December 31, 2006
                                    ----------------------------------------------------------------
                                     Less than 12 months    12 months or more           Total
                                    --------------------  --------------------  --------------------
                                     Carrying              Carrying              Carrying
                                     Value of              Value of              Value of
                                    Securities            Securities            Securities
                                    with Gross            with Gross            with Gross
                                    Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:             Loss      Losses      Loss      Losses      Loss      Losses
--------------------------          ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct
  obligations of U.S.government
  agencies.........................  $ 66,297    $(101)    $ 71,563   $  (997)   $137,860   $(1,098)
Corporate bonds....................    50,360      (42)      19,548      (284)     69,908      (326)
Debt securities issued by foreign
  governments......................                           9,994      (166)      9,994      (166)
                                     --------    -----     --------   -------    --------   -------
   Total...........................  $116,657    $(143)    $101,105   $(1,447)   $217,762   $(1,590)
                                     ========    =====     ========   =======    ========   =======

At December 31, 2005, there were 64 debt securities that had a gross unrealized loss of $1,656. These securities had a fair value of $211,273 at December 31, 2005. The amount of unrealized losses related to fixed maturity securities in an unrealized loss position for greater than twelve months was $1,090 on 24 securities with a fair value of $78,789 at December 31, 2005.

The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below:

                                                      Amortized Cost Fair Value
                                                      -------------- ----------
                                                           (in thousands)
Available-for-Sale:
Due in one year or less..............................    $108,164     $107,150
Due after one year through five years................     139,154      138,686
Due after five years through ten years...............      59,284       60,174
Due after ten years..................................      50,476       51,632
                                                         --------     --------
   Total.............................................    $357,078     $357,642
                                                         ========     ========

Fixed-maturity securities with a fair value of $476 and $495 at December 31, 2006 and 2005, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

Equity Method Investments

As of December 31, 2006 and 2005, total assets for JHIMS were $34,086 and $27,968, and total liabilities were $31,980 and $25,863. For the years ended December 31, 2006, 2005, and 2004, net income of JHIMS was $283,029, $164,500, and $99,769, respectively.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 4--Income Taxes

The Company will participate with its affiliates in a consolidated federal income tax return for the year ended December 31, 2006. The Company filed a separate federal income tax return for the years ended December 31, 2005 and 2004.

In accordance with the income tax-sharing agreements in effect for 2006, the Company's income tax provision (or benefit) is computed as if the Company filed a separate federal income tax return. The tax charge to the Company will not be more than that which the Company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently,

The components of income taxes were as follows:

                                           For the Years Ended December 31,
                                           -------------------------------
                                            2006       2005        2004
                                            -------    -------    -------
                                                (in thousands)
            Current federal taxes......... $37,581    $ 4,952    $  (138)

            Deferred federal taxes........   2,322     19,563     15,560
                                            -------    -------    -------
            Total income taxes............ $39,903    $24,515    $15,422
                                            =======    =======    =======

Total expenses differ from the statutory rate due principally to the dividends received deduction.

A reconciliation of income taxes computed by applying the 35% federal income tax rate to income before income taxes and cumulative effect of accounting change to income tax expense charged to operations follows:

                                                        For the Years Ended
                                                            December 31,
                                                     -------------------------
                                                       2006     2005     2004
                                                     -------  -------  -------
                                                           (in thousands)
Tax at 35%.......................................... $39,331  $26,975  $16,424
Add (deduct):

   Prior year taxes.................................      (8)    (760)      --

   Dividends received deduction.....................  (1,909)  (1,707)  (1,019)

   Other............................................   2,489        7       17
                                                     -------  -------  -------
       Total income taxes........................... $39,903  $24,515  $15,422
                                                     =======  =======  =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                               December 31,
                                                            ------------------
                                                              2006      2005
                                                            --------  --------
                                                              (in thousands)
Deferred tax assets:
   Policy reserves adjustments............................. $ 45,879  $ 27,052
   Other...................................................    3,208        --
                                                            --------  --------
       Total deferred tax assets........................... $ 49,087  $ 27,052
                                                            --------  --------
Deferred tax liabilities:
   Deferred acquisition costs.............................. $(63,194) $(55,425)
   Unrealized (gains) losses on securities
     available-for-sale....................................     (473)      166
   Reinsurance.............................................  (33,173)  (19,994)
   Other...................................................       --    (1,630)
                                                            --------  --------
       Total deferred tax liabilities......................  (96,840)  (76,883)
                                                            --------  --------
       Net deferred tax liabilities........................ $(47,753) $(49,831)
                                                            ========  ========

At December 31, 2006 and 2005, the Company had no operating loss carry-forwards. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company received a tax refund of $492 in 2006 and paid taxes of $4,744 and $308 in 2005 and 2004, respectively.

Note 5 - Reinsurance

At December 31, 2006, the Company had treaties with twenty re-insurers, eighteen non-affiliated and two affiliated. The per policy life risk retained by the Company is 10% to 30% of a policy, up to a maximum of $100. In 2006, there were eight recoveries under these agreements totaling a recovery of $2,204 on $3,911 of death claims. In 2005, there were three recoveries under these agreements totaling a recovery of $1,906 on $3,214 of death claims. In 2004, there were three recoveries under these agreements totaling a recovery of $4,768 on $4,850 of death claims; of which a recovery of $200 on a $3,000 death claim related to an affiliated reinsurer.

At December 31, 2006, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $4,026, $3,828 and $3,492 in reinsurance premiums for the years ended
December 31, 2006, 2005, and 2004, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 6 - Pension Benefit Plans and Other Postretirement Benefit Plans

The Company participates in a non-contributory pension plan entitled "the Manulife Financial U.S. Cash Balance Plan ("The Plan"), which is sponsored by the Company's parent, JHUSA.

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields plus 0.25% and 5.25% per annum.

Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made for the years ended December 31, 2006, 2005, and 2004 because the Plan was subject to the full funding limitation under the Internal Revenue Code.

As of December 31, 2006 and 2005, the projected benefit obligation to the participants of the Plan was $87.7 million and $85.0 million, and the accumulated benefit obligation was $76.6 million and $74.0 million respectively. This was based on a discount interest rate of 5.75% and 5.50% for December 31, 2006 and 2005, respectively. The fair value of the Plan assets totaled $74.8 million and $71.1 million as of December 31, 2006 and 2005. The expected return on plan assets was 8.25% in both 2006 and 2005, respectively. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2006, 2005 and 2004.

JHUSA adopted Statement of Financial Accounting Standards No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirment Plans, an amendment of FASB Statements No. 87, 88, 106 and 123(R) ("SFAS 158") as of December 31, 2006. JHUSA recorded a loss of ($2) million net of tax benefit to accumulated other comprehensive income to recognize the funded status of its defined benefit pension and other post-retirement benefit plans.

The Company participates in a defined contribution 401(k) savings plan sponsored by JHUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2006, 2005 and 2004.

In addition to the retirement plans, the Company participates in a post-retirement benefit plan that is sponsored by JHUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor, JHUSA. This plan is unfunded.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 7 - Commitments and Contingencies

Commitments. The Company leases office space under various operating lease agreements, which will expire in March of 2009. For the years ended December 31, 2006, 2005, and 2004 the Company incurred rent expense of $94, $181, and $160, respectively.

The minimum lease payments associated with the office space under the operating lease agreement are as follows:

                                                      Minimum
                                                       Lease
                                                      Payments
                                                   --------------
                                                   (in thousands)
               2007...............................      $ 66
               2008...............................        70
               2009...............................        18
                                                        ----
               Total..............................      $154
                                                        ====

The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

Legal Proceedings. The Company is regularly involved in litigation both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission and other government and regularity bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning compliance with, among other things, insurance laws, securities laws, and laws governing activities of broker-dealers. As with many other companies in the financial industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial services companies by various agencies into practices, policies and procedures relating to trading in mutual funds shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 8 - Shareholder's Equity

(a) Common Stock

The Company has one class of capital stock: common stock ($1 par value, 3,000,000 shares authorized and 2,000,001 shares issued and outstanding) at December 31, 2006 and 2005.

(b)Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive income for the years indicated are presented below:

                                                                   Accumulated
                                                          Net         Other
                                                       Unrealized Comprehensive
                                                         Gains       Income
                                                       ---------- -------------
Balance at January 1, 2004............................  $ 2,550      $ 2,550
Gross unrealized losses (net of deferred income tax
  benefit of $248)....................................     (459)        (459)
Reclassification adjustment for gains realized in net
  income (net of income tax expense of $1,055)........   (1,960)      (1,960)
Adjustment to deferred acquisition costs (net of
  deferred income tax expense of $185)................      343          343
Adjustment to deferred sales inducements (net of
  deferred income tax benefit of $21).................      (40)         (40)
                                                        -------      -------
Net unrealized losses.................................   (2,116)      (2,116)
                                                        -------      -------
Balance at December 31, 2004..........................      434          434
                                                        =======      =======
Gross unrealized losses (net of deferred income tax
  benefit of $602)....................................   (1,119)      (1,119)
Reclassification adjustment for losses realized in
  net income (net of income tax benefit of $72).......      134          134
Adjustment to deferred acquisition costs (net of
  deferred income tax expense of $286)................      531          531
Adjustment to deferred sales inducements (net of
  deferred income tax expense of $47).................       89           89
                                                        -------      -------
Net unrealized losses ................................     (365)        (365)
                                                        -------      -------
Balance at December 31, 2005..........................       69           69
                                                        =======      =======
Gross unrealized gains (net of deferred income tax
  expense of $242)....................................      451          451
Reclassification adjustment for losses realized in
  net income (net of income tax benefit of $396)......      735          735
Adjustment to deferred acquisition costs (net of
  deferred income tax benefit of $106)................     (198)        (198)
Adjustment to deferred sales inducements (net of
  deferred income tax benefit of $16).................      (30)         (30)
                                                        -------      -------
Net unrealized gains..................................      958          958
                                                        -------      -------
Balance at December 31, 2006..........................  $ 1,027      $ 1,027
                                                        =======      =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Net unrealized investment gains, included in the balance sheets as a component of shareholder's equity, are summarized as follows:

                                                          2006    2005   2004
                                                         ------  -----  ------
                                                             (in thousands)
Balance at end of year comprises:
   Fixed maturities..................................... $  564  $(296) $1,353
   Short-term and other investments.....................    786   (178)   (312)
                                                         ------  -----  ------
Total...................................................  1,350   (474)  1,041

Amounts of unrealized investment losses (gains)
  attributable to:
   Deferred acquisition costs...........................    201    505    (312)
   Deferred sales inducements...........................     29     75     (61)
   Deferred federal income taxes........................   (553)   (37)   (234)
                                                         ------  -----  ------
Total...................................................   (323)   543    (607)
                                                         ------  -----  ------
Net unrealized investment gains......................... $1,027  $  69  $  434
                                                         ======  =====  ======

(c) Statutory Results

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile.

                                                        2006     2005    2004
                                                      -------- -------- -------
                                                           (in thousands)
Statutory net income................................. $ 63,057 $ 13,230 $20,629
Statutory surplus....................................  166,325  100,870  50,980

The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

Note 9 - Capital Maintenance Agreement

Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

Note 10 - Segment Information

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Wealth Management Segment. Offers variable annuities and group pension contracts. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments.

The accounting policies of the segments are the same as those described in Note 1 - (Summary of Significant Accounting Policies). Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following tables summarize selected financial information by segment for the periods indicated:

                                                                Wealth
                                                   Protection Management  Corporate Consolidated
                                                   ---------- ----------  --------- ------------
                                                                  (in thousands)
Year ended December 31, 2006
Revenues:
   Revenue from external customers................  $ 35,299  $   75,583  $     --   $  110,882
   Net investment income..........................     4,497      25,611   106,086      136,194
   Net realized investment (losses) gains.........    (1,677)       (190)     (790)      (2,657)
                                                    --------  ----------  --------   ----------
   Revenues.......................................  $ 38,119  $  101,004  $105,296   $  244,419
                                                    ========  ==========  ========   ==========
   Net (loss) income:.............................  $ (2,510) $    6,724  $ 68,259   $   72,473
                                                    ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted
     for by the equity method.....................  $     98  $   17,034  $ 95,742   $  112,874
   Carrying value of investments accounted for by
     the equity method............................        --          --       800          800
   Amortization of deferred acquisition costs and
     deferred sales inducements...................    24,353      37,487        --       61,840
   Income tax (benefit) expense...................      (964)      3,502    37,365       39,903
   Segment assets.................................  $261,106  $5,784,006  $363,684   $6,408,796

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                     Wealth
                                                        Protection Management  Corporate Consolidated
                                                        ---------- ----------  --------- ------------
                                                                       (in thousands)
Year ended December 31, 2005
Revenues:
   Revenue from external customers.....................  $ 17,448  $   56,494  $      7   $   73,949
   Net investment income...............................     2,192      17,867    60,797       80,856
   Net realized investment (losses) gains..............      (329)         75        (9)        (263)
                                                         --------  ----------  --------   ----------
   Revenues............................................  $ 19,311  $   74,436  $ 60,795   $  154,542
                                                         ========  ==========  ========   ==========
   Net (loss) income:..................................  $   (431) $   15,397  $ 37,589   $   52,555
                                                         ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted for by
     the equity method.................................  $     70  $   11,629  $ 54,094   $   65,793
   Carrying value of investments accounted for by the
     equity method.....................................         0          --       800          800
   Amortization of deferred acquisition costs and
     deferred sales inducements........................     9,367      19,972        --       29,339
   Income tax (benefit) expense........................      (619)      4,506    20,628       24,515
   Segment assets......................................  $164,902  $4,504,239  $229,370   $4,898,511

                                                                     Wealth
                                                        Protection Management  Corporate Consolidated
                                                        ---------- ----------  --------- ------------
                                                                       (in thousands)
Year ended December 31, 2004
Revenues:
   Revenue from external customers.....................  $  7,538  $   39,493  $    305   $   47,336
   Net investment income...............................       774       9,898    38,293       48,965
   Net realized investment (losses) gains..............        35       1,529     1,451        3,015
                                                         --------  ----------  --------   ----------
   Revenues............................................  $  8,347  $   50,920  $ 40,049   $   99,316
                                                         ========  ==========  ========   ==========
   Net (loss) income:..................................  $   (661) $    7,968  $ 24,483   $   31,790
                                                         ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted for by
     the equity method.................................  $  1,742  $    5,489  $ 32,676   $   39,907
   Carrying value of investments accounted for by the
     equity method.....................................        --          --       800          800
   Amortization of deferred acquisition costs and
     deferred sales inducements........................     1,952        (890)       --        1,062
   Income tax (benefit) expense........................      (382)      2,114    13,690       15,422
   Segment assets......................................  $ 98,088  $3,461,994  $179,753   $3,739,835

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 11 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

For fixed maturity securities fair values were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services.

The carrying values for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

The fair value for insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                           December 31,
                                              ---------------------------------------
                                                     2006                2005
                                              ------------------- -------------------
                                              Carrying            Carrying
                                               Value   Fair Value  Value   Fair Value
                                              -------- ---------- -------- ----------
                                                          (in thousands)
Assets:
   Fixed maturities.......................... $357,642  $357,642  $256,315  $256,315
   Policy loans..............................   28,345    28,345    21,564    21,564
   Short-term investments....................  153,598   153,598   169,414   169,414
   Cash and cash equivalents.................   25,448    25,448    24,144    24,144

Liabilities:
   Fixed rate deferred and immediate
     annuities............................... $285,563  $277,992  $323,103  $313,474

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 12 - Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2006 and 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statements of Income.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2006, 60% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 40% on a proportional basis.

In September 2001, the Company introduced a Guaranteed Income Benefit Rider ("GRIP"), which provides a guaranteed minimum annuity payout if the policy holder elects to annuitize after a waiting period of 10 years. In December 2002, the GRIP rider was replaced by a newer version - GRIP II, which provides a more generous benefit base but with a higher rider charge. The Company discontinued the sales of the GRIP and GRIP II riders in 2004.

In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider
(GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of the GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Life Time Income Amount available for the life of the covered person. In February 2006, the PPFL rider was upgraded to a new "Enhanced" version featuring a key change to the Step-Up option. Previously, Step-Ups occurred automatically every third contract year until the 30th. After the upgrade, Step-Ups will begin to occur annually after the ninth year.

In October 2006, the Company added two new versions of the "Enhanced" PPFL rider to the PPFL family:

    . Principal Plus for Life PLUS Automatic Annual Step-Up, provides clients with the additional advantage that the Step-Up feature will occur annually beginning with the very first contract anniversary.

    . Principal Plus For Life PLUS Spousal Protection, provides clients with the additional advantage that the rider will continue to provide the spouse with a guaranteed lifetime income even after the owner's death.

Reinsurance has been utilized to mitigate risk related to Guaranteed Minimum Death Benefits ("GMDB") and Guaranteed Minimum Income Benefits ("GMIB").

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed on the following page are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

As of December 31, 2006 and 2005, the Company had the following variable contracts with guarantees:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (in millions)
Guaranteed minimum death benefit

Return of net deposits in the event of death
   Account value.....................................   $  770.8     $  392.8
   Net amount at risk - gross........................        0.4          0.6
   Net amount at risk - net..........................        0.1           --

Highest specified anniversary account value minus
  withdrawals post anniversary in the event of death
   Account value.....................................   $3,215.2     $2,860.5
   Net amount at risk - gross........................       95.0        132.1
   Net amount at risk - net..........................       28.7         39.8

Guaranteed Minimum Income Benefit
   Account value.....................................   $  767.9     $  741.8
   Net amount at risk - gross........................        2.2          3.0
   Net amount at risk - net..........................         --           --

Guaranteed Minimum Withdrawal Benefit
   Account value.....................................   $1,740.1     $  918.9
   Net amount at risk - gross........................        0.1          0.3
   Net amount at risk - net..........................        0.1          0.3

Account balances of variable contracts with guarantees invest in variable separate accounts in various mutual funds with the following characteristics:



                                                                        December 31, December 31,
Asset Class                                  Index                          2006         2005
-----------               --------------------------------------------  ------------ ------------
                                                                              (in millions)
Large Cap Equity......... S&P 500                                         $1,063.9     $  901.1
High Quality Bond........ Ibbottson US Intermediate Term Gov't Bond          637.5        617.2
High Yield Bond.......... Ibbottson Domestic High Yield Bond                  54.6         56.0
Balanced................. 60% Large Cap Equity, 40% High Quality Bond      1,824.3      1,152.2
Small Cap Equity......... Ibbottson US Small Cap Stock                       239.5        255.7
International Equity..... MSCI EAFE                                          103.1         87.9
Global Equity............ MSCI World                                          46.9         40.6
Real Estate.............. NAREIT                                              31.8         25.1
                                                                          --------     --------
Total                                                                     $4,001.6     $3,135.8
                                                                          ========     ========

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The reserve roll forwards for the separate accounts as of December 31, 2006 and 2005 are as follows:

                                                                      Guaranteed
                                      Guaranteed     Guaranteed        Minimum
                                    Minimum Death  Minimum Income Withdrawal Benefit
                                    Benefit (GMDB) Benefit (GMIB)       (GMWB)       Totals
                                    -------------- -------------- ------------------ ------
                                                         (in millions)
Balance at January 1, 2006.........     $ 7.8          $(6.3)           $(1.5)       $  --
Incurred guarantee benefits........      (2.7)            --               --         (2.7)
Other reserve changes..............       4.6            8.6              7.9         21.1
                                        -----          -----            -----        -----
Balance at December 31, 2006.......       9.7            2.3              6.4         18.4
Reinsurance recoverable............      (0.2)          (5.5)              --         (5.7)
                                        -----          -----            -----        -----
Net Balance at December 31, 2006...       9.5           (3.2)             6.4         12.7
                                        =====          =====            =====        =====
Balance at January 1, 2005.........       6.2            1.5               --          7.7
Incurred guarantee benefits........      (3.6)            --               --         (3.6)
Other reserve changes..............       5.2            0.4             (1.5)         4.1
                                        -----          -----            -----        -----
Balance at December 31, 2005.......       7.8            1.9             (1.5)         8.2
Reinsurance recoverable............        --           (8.2)              --         (8.2)
                                        -----          -----            -----        -----
Net Balance at December 31, 2005...     $ 7.8          $(6.3)           $(1.5)       $  --
                                        =====          =====            =====        =====

The gross reserves and ceded assets for GMDB and the gross reserve for GMIB are determined using SOP 03-1, where as the ceded asset for GMIB and gross reserve for GMWB was determined in accordance with SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts at December 31, 2006 and 2005:

    . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 calculations, risk neutral scenarios have been used.

    . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

    . For 2006, annuity mortality was based on 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified/non-qualified business. For 2005, annuity mortality was assumed to be 90% of the Annuity 2000 table.

    . Annuity base lapse rates vary by contract type and duration and range from 1 percent to 45 percent, adjusted by in-the-moneyness of guaranteed benefits if applicable.

    .  Partial withdrawal rates are approximately 4% per year.

    . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and for SFAS 133 calculations, 5.24% and 5% for the years ended December 31, 2006 and 2005, respectively.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 13 - Deferred Acquisition Costs and Deferred Sales Inducements

The components of the change in Deferred Acquisition Costs were as follows:

For the year ended December 31,                               2006      2005
-------------------------------                             --------  --------
                                                              (in thousands)
Balance, January 1......................................... $248,817  $191,464
Capitalization.............................................  108,097    81,652
Amortization...............................................  (56,990)  (25,116)
Effect of net unrealized (losses) gains on
  available-for-sale securities............................     (304)      817
                                                            --------  --------
Balance, December 31....................................... $299,620  $248,817
                                                            ========  ========

The components of the change in Deferred Sales Inducements were as follows:

For the year ended December 31,                               2006      2005
-------------------------------                             --------  --------
                                                              (in thousands)
Balance, January 1......................................... $ 30,065  $ 27,153
Capitalization.............................................    6,476     6,999
Amortization...............................................   (4,850)   (4,223)
Effect of net unrealized (losses) gains on
  available-for-sale securities............................      (46)      136
                                                            --------  --------
Balance, December 31....................................... $ 31,645  $ 30,065
                                                            ========  ========

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York
Separate Account A
December 31, 2006

                 John Hancock Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                                December 31, 2006

                                    CONTENTS

Audited Financial Statements

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm ...     1
Statement of Assets and Liabilities ..........................................     4
Statement of Operations and Changes in Contract Owners' Equity ...............    15
Notes to Financial Statements ................................................   103

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company of New York Separate Account A

We have audited the accompanying statement of assets and liabilities of John Hancock Life Insurance Company of New York Separate Account A, the "Account," comprising respectively the following sub-accounts,

Strategic Opportunities -- A
Strategic Opportunities -- B
Investment Quality Bond -- A
Investment Quality Bond -- B
U.S. Core -- A
U.S. Core -- B
Blue Chip Growth -- A
Blue Chip Growth -- B
Money Market -- A
Money Market -- B
Global Trust -- A
Global Trust -- B
Global Bond -- A
Global Bond -- B
U.S. Government Securities -- A
U.S. Government Securities -- B
Income & Value -- A
Income & Value -- B
Equity-Income -- A
Equity-Income -- B
Strategic Bond -- A
Strategic Bond -- B
All Cap Core -- A
All Cap Core -- B
All Cap Growth -- A
All Cap Growth -- B
International Small Cap -- A
International Small Cap -- B
Pacific Rim -- A
Pacific Rim -- B
Science & Technology -- A
Science & Technology -- B
Emerging Small Company -- A
Emerging Small Company -- B
International Core -- A
International Core -- B
Value -- A
Value -- B
Real Estate Securities -- A
Real Estate Securities -- B
High Yield -- A
High Yield -- B
Lifestyle Aggressive -- A
Lifestyle Aggressive -- B
Lifestyle Growth -- A
Lifestyle Growth -- B
Lifestyle Balanced -- A
Lifestyle Balanced -- B
Lifestyle Moderate -- A
Lifestyle Moderate -- B
Lifestyle Conservative -- A
Lifestyle Conservative -- B
Small Company Value -- A
Small Company Value -- B
International Value -- A
International Value -- B
Total Return -- A
Total Return -- B
U.S. Large Cap -- A
U.S. Large Cap -- B
Mid Cap Stock -- A
Mid Cap Stock -- B
Global Allocation -- A
Global Allocation -- B
Dynamic Growth -- A
Dynamic Growth -- B
Total Stock Market Index -- A
Total Stock Market Index -- B
500 Index -- A
500 Index -- B
Mid-Cap Index -- A
Mid-Cap Index -- B
Small Cap Index -- A
Small Cap Index -- B
Capital Appreciation -- A
Capital Appreciation -- B
Health Sciences -- A
Health Sciences -- B

Financial Services -- A
Financial Services -- B
Quantitative Mid Cap -- A
Quantitative Mid Cap -- B
All Cap Value -- A
All Cap Value -- B
Utilities -- A
Utilities -- B
Mid Cap Value -- A
Mid Cap Value -- B
Fundamental Value -- A
Fundamental Value -- B
Emerging Growth -- B
Natural Resources -- B
Quantitative All Cap -- B
Large Cap Value -- B
Small Cap Opportunities -- A
Small Cap Opportunities -- B
Special Value-- B
Real Return Bond -- B
American International -- B
American Growth -- B
American Blue Chip Income & Growth -- B
American Growth Income -- B
American Bond Fund-- B
American Century Small Company -- B
PIMCO VIT All Asset
LMFC Core Equity -- B
PIM Classic Value -- B
Quantitative Value -- B
US Global Leaders Growth-- A
US Global Leaders Growth-- B
John Hancock Strategic Income B
John Hancock Int'l Eq Index-- A
John Hancock Int'l Eq Index -- B
Active Bond-- A
Active Bond-- B
CGTC Overseas Equity -- B
Independence Investment LLC Small Cap-- B
Marisco International Opportunities-- B
T Rowe Price Mid Value-- B
UBS Large Cap-- B
U.S. High Yield Bond-- B
Wellington Small Cap Growth -- B
Wellington Small Cap Value -- B
Wells Capital Core Bond-- B
Index Allocation-- B
Large Cap Value -- A
Scudder Capital Growth -- B
Scudder Global Discovery -- B
Scudder Growth & Income -- B
Scudder Health Sciences -- B
Scudder International -- B
Scudder Mid Cap Growth -- B
Scudder Blue Chip -- B
Scudder Contrarian Value -- B
Scudder Global Blue Chip -- B
Scudder Government Securities -- B
Scudder High Income -- B
Scudder International Select Equity -- B
Scudder Fixed Income -- B
Scudder Money Market -- B
Scudder Small Cap Growth -- B
Scudder Technology Growth -- B
Scudder Total Return -- B
Scudder Davis Venture Value -- B
Scudder Dreman High Return Equity -- B
Scudder Dreman Small Cap Value -- B
Scudder Janus Growth & Income -- B
Scudder Turner Mid Cap Growth -- B
Scudder Real Estate -- B
Scudder Strategic Income -- B
Scudder Moderate Allocation-- B
Scudder Conservative Allocation-- B
Scudder Growth Allocation-- B
Scudder Bond -- B
Scudder Equity 500 Index -- B
Alger American Balanced -- B
Alger American Leveraged All Cap -- B
Credit Suisse Emerging Markets -- B
Credit Suisse Global Post Venture Capital -- B
Dreyfus Socially Responsible Growth -- B
Dreyfus VIF Mid Cap Stock -- B
AIM VI Utilities -- B
as of December 31, 2006, and the related statements of operations and changes in contract owners' equity for those sub-accounts and for the Large Cap Growth - A, Large Cap Growth - B, Strategic Value - A, Strategic Value - B, Mid Cap Core - B, Scudder Dreman Financial Services - B, Scudder Salomon Aggressive Growth - B, Scudder Janus Growth Opportunities - B, Scudder MFS Strategic - B, Scudder Oak Strategic Equity - B, Scudder Income Allocation - B, Scudder Templeton Foreign Value - B, Scudder Mercury Large Cap Core - B sub-accounts for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2006, and the results of their operations and changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
April 13, 2007

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                            Strategic          Strategic      Investment Quality  Investment Quality
                                        Opportunities - A  Opportunities - B        Bond A              Bond B        U.S. Core A
                                        -----------------  -----------------  ------------------  ------------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                  $25,876,550         $1,588,987         $11,394,453         $26,873,489     $65,920,872
                                           -----------         ----------         -----------         -----------     -----------
Total Assets                               $25,876,550         $1,588,987         $11,394,453         $26,873,489     $65,920,872
                                           ===========         ==========         ===========         ===========     ===========
NET ASSETS:
Contracts in accumulation                  $25,876,550         $1,588,987         $11,375,357         $26,873,489     $65,910,732
Contracts in payout (annuitization)                                                    19,096                              10,140
                                           -----------         ----------         -----------         -----------     -----------
Total net assets                           $25,876,550         $1,588,987         $11,394,453         $26,873,489     $65,920,872
                                           ===========         ==========         ===========         ===========     ===========
Units outstanding                            1,035,971            119,093             545,376           1,825,924       2,724,668
                                           ===========         ==========         ===========         ===========     ===========
Unit value (in accumulation)               $     24.98         $    13.34         $     20.89         $     14.72     $     24.19
                                           ===========         ==========         ===========         ===========     ===========

                                                      Blue Chip    Blue Chip
                                        U.S. Core B  Growth - A    Growth - B  Money Market - A  Money Market - B
                                        -----------  -----------  -----------  ----------------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                               $12,039,251  $45,398,866  $21,092,687     $24,874,821       $33,361,074
                                        -----------  -----------  -----------     -----------       -----------
Total Assets                            $12,039,251  $45,398,866  $21,092,687     $24,874,821       $33,361,074
                                        ===========  ===========  ===========     ===========       ===========
NET ASSETS:
Contracts in accumulation               $12,039,251  $45,324,624  $21,092,687     $24,862,905       $33,361,074
Contracts in payout (annuitization)                       74,242                       11,916
                                        -----------  -----------  -----------     -----------       -----------
Total net assets                        $12,039,251  $45,398,866  $21,092,687     $24,874,821       $33,361,074
                                        ===========  ===========  ===========     ===========       ===========
Units outstanding                           841,598    2,287,525    1,373,545       1,593,153         2,653,029
                                        ===========  ===========  ===========     ===========       ===========
Unit value (in accumulation)            $     14.31  $     19.85  $     15.36     $     15.61       $     12.57
                                        ===========  ===========  ===========     ===========       ===========

                                                                                                              U.S. Government
                                        Global Trust - A  Global Trust - B  Global Bond - A  Global Bond - B   Securities - A
                                        ----------------  ----------------  ---------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                  $22,073,377       $4,726,247        $5,851,451      $17,309,561      $19,539,399
                                           -----------       ----------        ----------      -----------      -----------
Total Assets                               $22,073,377       $4,726,247        $5,851,451      $17,309,561      $19,539,399
                                           ===========       ==========        ==========      ===========      ===========

NET ASSETS:
Contracts in accumulation                  $22,057,165       $4,726,247        $5,851,451      $17,309,561      $19,539,399
Contracts in payout (annuitization)             16,212
                                           -----------       ----------        ----------      -----------      -----------
Total net assets                           $22,073,377       $4,726,247        $5,851,451      $17,309,561      $19,539,399
                                           ===========       ==========        ==========      ===========      ===========
Units outstanding                              722,237          252,152           251,995        1,044,798        1,009,726
                                           ===========       ==========        ==========      ===========      ===========
Unit value (in accumulation)               $     30.56       $    18.74        $    23.22      $     16.57      $     19.35
                                           ===========       ==========        ==========      ===========      ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                        U.S. Government    Income &     Income &      Equity-      Equity-
                                         Securities - B   Value - A    Value - B    Income - A   Income - B
                                        ---------------  -----------  -----------  -----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                 $10,951,709    $19,390,320  $10,855,361  $65,058,317  $37,726,795
                                          -----------    -----------  -----------  -----------  -----------
Total Assets                              $10,951,709    $19,390,320  $10,855,361  $65,058,317  $37,726,795
                                          ===========    ===========  ===========  ===========  ===========
NET ASSETS:
Contracts in accumulation                 $10,951,709    $19,373,541  $10,855,361  $65,019,417  $37,726,795
Contracts in payout (annuitization)                           16,779                    38,900
                                          -----------    -----------  -----------  -----------  -----------
Total net assets                          $10,951,709    $19,390,320  $10,855,361  $65,058,317  $37,726,795
                                          ===========    ===========  ===========  ===========  ===========
Units outstanding                             809,227        832,350      695,326    2,087,098    2,176,518
                                          ===========    ===========  ===========  ===========  ===========
Unit value (in accumulation)              $     13.53    $     23.30  $     15.61  $     31.17  $     17.33
                                          ===========    ===========  ===========  ===========  ===========

                                         Strategic    Strategic     All Cap     All Cap     All Cap
                                          Bond - A     Bond - B    Core - A    Core - B    Growth - A
                                        -----------  -----------  ----------  ----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $15,541,347  $14,373,396  $9,534,890  $1,341,296  $16,657,204
                                        -----------  -----------  ----------  ----------  -----------
Total Assets                            $15,541,347  $14,373,396  $9,534,890  $1,341,296  $16,657,204
                                        ===========  ===========  ==========  ==========  ===========
NET ASSETS:
Contracts in accumulation               $15,541,347  $14,357,015  $9,534,890  $1,341,296  $16,657,204
Contracts in payout (annuitization)                       16,381
                                        -----------  -----------  ----------  ----------  -----------
Total net assets                        $15,541,347  $14,373,396  $9,534,890  $1,341,296  $16,657,204
                                        ===========  ===========  ==========  ==========  ===========
Units outstanding                           757,790      891,732     522,038      72,518    1,006,212
                                        ===========  ===========  ==========  ==========  ===========
Unit value (in accumulation)            $     20.51  $     16.12  $    18.26  $    18.50  $     16.55
                                        ===========  ===========  ==========  ==========  ===========

                                          All Cap   International  International
                                        Growth - B  Small Cap - A  Small Cap - B  Pacific Rim - A  Pacific Rim - B
                                        ----------  -------------  -------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $4,253,303    $8,036,555     $6,935,770      $3,135,010       $3,968,537
                                        ----------    ----------     ----------      ----------       ----------
Total Assets                            $4,253,303    $8,036,555     $6,935,770      $3,135,010       $3,968,537
                                        ==========    ==========     ==========      ==========       ==========
NET ASSETS:
Contracts in accumulation               $4,253,303    $8,035,352      6,935,770      $3,134,010       $3,968,537
Contracts in payout (annuitization)                        1,203                          1,000
                                        ----------    ----------     ----------      ----------       ----------
Total net assets                        $4,253,303    $8,036,555     $6,935,770      $3,135,010       $3,968,537
                                        ==========    ==========     ==========      ==========       ==========
Units outstanding                          288,286       360,008        289,674         221,132          186,801
                                        ==========    ==========     ==========      ==========       ==========
Unit value (in accumulation)            $    14.75    $    22.32     $    23.94      $    14.18       $    21.24
                                        ==========    ==========     ==========      ==========       ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                           Science &       Science &    Emerging Small  Emerging Small  International
                                        Technology - A  Technology - B    Company - A     Company - B      Core - A
                                        --------------  --------------  --------------  --------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                 $13,945,003     $5,689,348      $5,866,398      $4,966,937      $5,223,393
                                          -----------     ----------      ----------      ----------      ----------
Total Assets                              $13,945,003     $5,689,348      $5,866,398      $4,966,937      $5,223,393
                                          ===========     ==========      ==========      ==========      ==========
NET ASSETS:
Contracts in accumulation                 $13,900,357     $5,689,348      $5,866,398      $4,966,937      $5,213,015
Contracts in payout (annuitization)            44,646                                                         10,378
                                          -----------     ----------      ----------      ----------      ----------
Total net assets                          $13,945,003     $5,689,348      $5,866,398      $4,966,937      $5,223,393
                                          ===========     ==========      ==========      ==========      ==========
Units outstanding                           1,476,977        413,029         379,283         334,932         307,959
                                          ===========     ==========      ==========      ==========      ==========
Unit value (in accumulation)              $      9.44     $    13.77      $    15.47      $    14.83      $    16.96
                                          ===========     ==========      ==========      ==========      ==========

                                        International                             Real Estate     Real Estate
                                           Core - B     Value - A    Value - B  Securities - A  Securities - B
                                        -------------  -----------  ----------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,122,997   $12,458,196  $4,785,628    $11,138,143     $15,580,397
                                          ----------   -----------  ----------    -----------     -----------
Total Assets                              $3,122,997   $12,458,196  $4,785,628    $11,138,143     $15,580,397
                                          ==========   ===========  ==========    ===========     ===========
NET ASSETS:
Contracts in accumulation                 $3,122,997   $12,453,627  $4,785,628    $11,131,624     $15,580,397
Contracts in payout (annuitization)                          4,569                      6,519
                                          ----------   -----------  ----------    -----------     -----------
Total net assets                          $3,122,997   $12,458,196  $4,785,628    $11,138,143     $15,580,397
                                          ==========   ===========  ==========    ===========     ===========
Units outstanding                            159,184       471,644     249,611        296,380         503,126
                                          ==========   ===========  ==========    ===========     ===========
Unit value (in accumulation)              $    19.62   $     26.41  $    19.17    $     37.58     $     30.97
                                          ==========   ===========  ==========    ===========     ===========

                                           High        High         Lifestyle       Lifestyle     Lifestyle
                                         Yield - A   Yield - B   Aggressive - A  Aggressive - B   Growth - A
                                        ----------  -----------  --------------  --------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $8,973,774  $11,892,705    $5,389,730    $58,043,905     $34,748,092
                                        ----------  -----------    ----------    -----------     -----------
Total Assets                            $8,973,774  $11,892,705    $5,389,730    $58,043,905     $34,748,092
                                        ==========  ===========    ==========    ===========     ===========
NET ASSETS:
Contracts in accumulation               $8,964,151  $11,887,898    $5,389,730    $58,043,905     $34,748,092
Contracts in payout (annuitization)          9,623        4,807
                                        ----------  -----------    ----------    -----------     -----------
Total net assets                        $8,973,774  $11,892,705    $5,389,730    $58,043,905     $34,748,092
                                        ==========  ===========    ==========    ===========     ===========
Units outstanding                          576,074      693,917       319,879      3,105,824       1,922,170
                                        ==========  ===========    ==========    ===========     ===========
Unit value (in accumulation)            $    15.58  $     17.14    $    16.85    $     18.69     $     18.08
                                        ==========  ===========    ==========    ===========     ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                          Lifestyle     Lifestyle     Lifestyle    Life style    Lifestyle
                                         Growth - B   Balanced - A  Balanced - B  Moderate - A  Moderate - B
                                        ------------  ------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                               $707,068,757   $56,071,367  $636,830,827   $27,295,247  $171,943,264
                                        ------------   -----------  ------------   -----------  ------------
Total Assets                            $707,068,757   $56,071,367  $636,830,827   $27,295,247  $171,943,264
                                        ============   ===========  ============   ===========  ============
NET ASSETS:
Contracts in accumulation               $706,904,310   $56,026,307  $636,830,827   $27,295,247  $171,943,264
Contracts in payout (annuitization)          164,447        45,060
                                        ------------   -----------  ------------   -----------  ------------
Total net assets                        $707,068,757   $56,071,367  $636,830,827   $27,295,247  $171,943,264
                                        ============   ===========  ============   ===========  ============
Units outstanding                         39,974,250     2,968,742    36,438,509     1,516,621    10,417,109
                                        ============   ===========  ============   ===========  ============
Unit value (in accumulation)            $      17.69   $     18.89  $      17.48   $     18.00  $      16.51
                                        ============   ===========  ============   ===========  ============

                                           Lifestyle          Lifestyle     Small Company  Small Company  International
                                        Conservative - A  Conservative - B    Value - A      Value - B      Value - A
                                        ----------------  ----------------  -------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                  $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,989,547
                                           -----------       -----------     -----------    -----------    -----------
Total Assets                               $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,989,547
                                           ===========       ===========     ===========    ===========    ===========
NET ASSETS:
Contracts in accumulation                  $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,985,669
Contracts in payout (annuitization)                                                                               3,878
                                           -----------       -----------     -----------    -----------    -----------
Total net assets                           $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,989,547
                                           ===========       ===========     ===========    ===========    ===========
Units outstanding                              855,575         4,437,341         468,226      1,133,762        988,293
                                           ===========       ===========     ===========    ===========    ===========
Unit value (in accumulation)               $     18.06       $     15.60     $     24.15    $     19.84    $     20.23
                                           ===========       ===========     ===========    ===========    ===========

                                        International
                                          Value - B    Total Return - A  Total Return - B  U.S. Large Cap - A  U.S. Large Cap - B
                                        -------------  ----------------  ----------------  ------------------  ------------------
ASSETS
Investments in shares of portfolios at
   value:                                $23,439,980      $29,476,396       $31,877,437        $14,499,019         $12,561,262
                                         -----------      -----------       -----------        -----------         -----------
Total Assets                             $23,439,980      $29,476,396       $31,877,437        $14,499,019         $12,561,262
                                         ===========      ===========       ===========        ===========         ===========
NET ASSETS:
Contracts in accumulation                $23,439,980      $29,442,725       $31,877,437        $14,499,019         $12,561,262
Contracts in payout (annuitization)                            33,671
                                         -----------      -----------       -----------        -----------         -----------
Total net assets                         $23,439,980      $29,476,396       $31,877,437        $14,499,019         $12,561,262
                                         ===========      ===========       ===========        ===========         ===========
Units outstanding                          1,023,166        1,760,340         2,196,259            977,700             784,347
                                         ===========      ===========       ===========        ===========         ===========
Unit value (in accumulation)             $     22.91      $     16.74       $     14.51        $     14.83         $     16.01
                                         ===========      ===========       ===========        ===========         ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                          Mid Cap      Mid Cap        Global          Global        Dynamic
                                         Stock - A    Stock - B   Allocation - A  Allocation - B  Growth - A
                                        -----------  -----------  --------------  --------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
                                        -----------  -----------    ----------     -----------     ----------
Total Assets                            $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
                                        ===========  ===========    ==========     ===========     ==========
NET ASSETS:
Contracts in accumulation               $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
Contracts in payout (annuitization)
                                        -----------  -----------    ----------     -----------     ----------
Total net assets                        $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
                                        ===========  ===========    ==========     ===========     ==========
Units outstanding                         1,177,671    1,015,920       210,352       1,089,529        716,782
                                        ===========  ===========    ==========     ===========     ==========
Unit value (in accumulation)            $     16.56  $     20.55    $    12.55     $     15.77     $     5.81
                                        ===========  ===========    ==========     ===========     ==========

                                                     Total Stock  Total Stock
                                          Dynamic   Market Index  Market Index
                                        Growth - B       A              B       500 Index - A  500 Index - B
                                        ----------  ------------  ------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                               $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
                                        ----------   ----------    ----------    ----------     -----------
Total Assets                            $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
                                        ==========   ==========    ==========    ==========     ===========
NET ASSETS:
Contracts in accumulation               $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
Contracts in payout (annuitization)
                                        ----------   ----------    ----------    ----------     -----------
Total net assets                        $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
                                        ==========   ==========    ==========    ==========     ===========
Units outstanding                          168,083      142,866       423,681       752,204       1,168,020
                                        ==========   ==========    ==========    ==========     ===========
Unit value (in accumulation)            $    16.63   $    12.74    $    16.79    $    11.89     $     15.95
                                        ==========   ==========    ==========    ==========     ===========

                                          Mid Cap     Mid Cap     Small Cap    Small Cap       Capital
                                        Index - A    Index - B    Index - A    Index - B  Appreciation - A
                                        ----------  -----------  -----------  ----------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                               $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
                                        ----------  -----------   ----------  ----------     -----------
Total Assets                            $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
                                        ==========  ===========   ==========  ==========     ===========
NET ASSETS:
Contracts in accumulation               $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
Contracts in payout (annuitization)
                                        ----------  -----------   ----------  ----------     -----------
Total net assets                        $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
                                        ==========  ===========   ==========  ==========     ===========
Units outstanding                          133,983      573,750       85,006     341,731       1,496,412
                                        ==========  ===========   ==========  ==========     ===========
Unit value (in accumulation)            $    19.29  $     17.85   $    17.83  $    18.54     $      9.32
                                        ==========  ===========   ==========  ==========     ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                             Capital         Health        Health       Financial     Financial
                                        Appreciation - B  Sciences - A  Sciences - B  Services - A  Services - B
                                        ----------------  ------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                  $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
                                           -----------     ----------    ----------    ----------     ----------
Total Assets                               $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
                                           ===========     ==========    ==========    ==========     ==========
NET ASSETS:
Contracts in accumulation                  $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
Contracts in payout (annuitization)
                                           -----------     ----------    ----------    ----------     ----------
Total net assets                           $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
                                           ===========     ==========    ==========    ==========     ==========
Units outstanding                              868,259        233,208       451,917       199,320        309,288
                                           ===========     ==========    ==========    ==========     ==========
Unit value (in accumulation)               $     14.57     $    17.25    $    18.58    $    17.42     $    18.84
                                           ===========     ==========    ==========    ==========     ==========

                                        Quantitative Mid  Quantitative Mid    All Cap     All Cap
                                             Cap - A          Cap - B        Value - A   Value - B  Utilities - A
                                        ----------------  ----------------  ----------  ----------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                   $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
                                            --------         ----------     ----------  ----------    ----------
Total Assets                                $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
                                            ========         ==========     ==========  ==========    ==========
NET ASSETS:
Contracts in accumulation                   $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
Contracts in payout (annuitization)
                                            --------         ----------     ----------  ----------    ----------
Total net assets                            $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
                                            ========         ==========     ==========  ==========    ==========
Units outstanding                             33,937             62,862        242,555     514,050       307,337
                                            ========         ==========     ==========  ==========    ==========
Unit value (in accumulation)                $  13.94         $    17.68     $    16.01  $    17.07    $    17.41
                                            ========         ==========     ==========  ==========    ==========

                                                         Mid Cap      Mid Cap    Fundamental  Fundamental
                                        Utilities - B   Value - A    Value - B    Value - A    Value - B
                                        -------------  -----------  -----------  -----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                 $7,562,389   $10,450,341  $24,092,484   $9,076,447  $36,931,857
                                          ----------   -----------  -----------   ----------  -----------
Total Assets                              $7,562,389   $10,450,341  $24,092,484   $9,076,447  $36,931,857
                                          ==========   ===========  ===========   ==========  ===========
NET ASSETS:
Contracts in accumulation                 $7,562,389   $10,431,335  $24,092,484   $9,076,447  $36,931,857
Contracts in payout (annuitization)                         19,006
                                          ----------   -----------  -----------   ----------  -----------
Total net assets                          $7,562,389   $10,450,341  $24,092,484   $9,076,447  $36,931,857
                                          ==========   ===========  ===========   ==========  ===========
Units outstanding                            284,084       513,445    1,254,692      560,424    2,101,067
                                          ==========   ===========  ===========   ==========  ===========
Unit value (in accumulation)              $    26.62   $     20.35  $     19.20   $    16.20  $     17.58
                                          ==========   ===========  ===========   ==========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                         Emerging      Natural     Quantitative   Large Cap     Small Cap
                                        Growth - B  Resources - B   All Cap - B  Value - B   Opportunities A
                                        ----------  -------------  ------------  ----------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
                                        ----------   -----------     --------    ----------     ----------
Total Assets                            $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
                                        ==========   ===========     ========    ==========     ==========
NET ASSETS:
Contracts in accumulation               $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
Contracts in payout (annuitization)
                                        ----------   -----------     --------    ----------     ----------
Total net assets                        $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
                                        ==========   ===========     ========    ==========     ==========
Units outstanding                           72,550       389,272       24,965       356,215        161,169
                                        ==========   ===========     ========    ==========     ==========
Unit value (in accumulation)            $    19.65   $     36.64     $  20.99    $    24.41     $    24.68
                                        ==========   ===========     ========    ==========     ==========

                                            Small Cap                         Real Return       American        American
                                        Opportunities - B  Special Value - B    Bond - B   International - B   Growth - B
                                        -----------------  -----------------  -----------  -----------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                   $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
                                            ----------          --------      -----------     -----------     ------------
Total Assets                                $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
                                            ==========          ========      ===========     ===========     ============
NET ASSETS:
Contracts in accumulation                   $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
Contracts in payout (annuitization)
                                            ----------          --------      -----------     -----------     ------------
Total net assets                            $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
                                            ==========          ========      ===========     ===========     ============
Units outstanding                              359,558            35,319          796,645       3,719,089        7,987,934
                                            ==========          ========      ===========     ===========     ============
Unit value (in accumulation)                $    24.49          $  20.80      $     13.63     $     25.53     $      20.14
                                            ==========          ========      ===========     ===========     ============

                                         American Blue Chip       American        American   American Century-   PIMCO VIT
                                        Income & Growth - B  Growth-Income - B    Bond - B    Small Company      All Asset
                                        -------------------  -----------------  -----------  -----------------  ----------
ASSETS
Investments in shares of portfolios at
   value:                                   $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
                                            -----------         ------------    -----------      --------       ----------
Total Assets                                $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
                                            ===========         ============    ===========      ========       ==========
NET ASSETS:

Contracts in accumulation                   $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
Contracts in payout (annuitization)
                                            -----------         ------------    -----------      --------       ----------
Total net assets                            $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
                                            ===========         ============    ===========      ========       ==========
Units outstanding                             1,055,102            7,484,418      5,696,893        17,140          322,832
                                            ===========         ============    ===========      ========       ==========
Unit value (in accumulation)                $     19.80         $      19.04    $     13.00      $  16.33       $    14.84
                                            ===========         ============    ===========      ========       ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                                                               U.S. Global  U.S. Global
                                        LMFC Core   PIM Classic  Quantitative    Leaders      Leaders
                                        Equity - B   Value - B     Value - B    Growth - A   Growth - B
                                        ----------  -----------  ------------  -----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
                                        ----------  ----------     --------     ----------   ----------
Total Assets                            $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
                                        ==========  ==========     ========     ==========   ==========
NET ASSETS:
Contracts in accumulation               $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
Contracts in payout (annuitization)
                                        ----------  ----------     --------     ----------   ----------
Total net assets                        $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
                                        ==========  ==========     ========     ==========   ==========
Units outstanding                          425,444     142,588       10,319        119,228      301,704
                                        ==========  ==========     ========     ==========   ==========
Unit value (in accumulation)            $    15.35  $    16.75     $  18.54     $    12.95   $    12.96
                                        ==========  ==========     ========     ==========   ==========

                                                       John Hancock  John Hancock
                                        John Hancock  International  International
                                          Strategic       Equity         Equity
                                         Income - B     Index - A      Index - B    Active Bond - A  Active Bond - B
                                        ------------  -------------  -------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
                                         ----------     ----------     ----------      ----------      -----------
Total Assets                             $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
                                         ==========     ==========     ==========      ==========      ===========
NET ASSETS:
Contracts in accumulation                $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
Contracts in payout (annuitization)
                                         ----------     ----------     ----------      ----------      -----------
Total net assets                         $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
                                         ==========     ==========     ==========      ==========      ===========
Units outstanding                           162,655         82,188        198,515         665,775        4,967,587
                                         ==========     ==========     ==========      ==========      ===========
Unit value (in accumulation)             $    13.79     $    20.79     $    20.66      $    12.92      $     12.87
                                         ==========     ==========     ==========      ==========      ===========

                                                        Independence        Marisco
                                        CGTC Overseas  Investment LLC    International     T Rowe Price  UBS Large
                                          Equity - B    Small Cap - B  Opportunities - B  Mid Value - B   Cap - B
                                        -------------  --------------  -----------------  -------------  ---------
ASSETS
Investments in shares of portfolios at
   value:                                  $820,248        $71,548         $3,092,105       $1,147,048    $149,863
                                           --------        -------         ----------       ----------    --------
Total Assets                               $820,248        $71,548         $3,092,105       $1,147,048    $149,863
                                           ========        =======         ==========       ==========    ========
NET ASSETS:
Contracts in accumulation                  $820,248        $71,548         $3,092,105       $1,147,048    $149,863
Contracts in payout (annuitization)
                                           --------        -------         ----------       ----------    --------
Total net assets                           $820,248        $71,548         $3,092,105       $1,147,048    $149,863
                                           ========        =======         ==========       ==========    ========
Units outstanding                            45,990          4,787            165,812           69,509       9,655
                                           ========        =======         ==========       ==========    ========
Unit value (in accumulation)               $  17.84        $ 14.95         $    18.65       $    16.50    $  15.52
                                           ========        =======         ==========       ==========    ========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                                   Wellington  Wellington
                                        U.S. High   Small Cap   Small Cap  Wells Capital       Index
                                        Yield - B  Growth - B  Value - B    Core Bond B   Allocation - B
                                        ---------  ----------  ----------  -------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
                                         --------  ----------  ----------     --------      -----------
Total Assets                             $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
                                         ========  ==========  ==========     ========      ===========
NET ASSETS:
Contracts in accumulation                $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
Contracts in payout (annuitization)
                                         --------  ----------  ----------     --------      -----------
Total net assets                         $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
                                         ========  ==========  ==========     ========      ===========
Units outstanding                          20,699      72,325     131,783       16,571          967,096
                                         ========  ==========  ==========     ========      ===========
Unit value (in accumulation)             $  13.83  $    17.60  $    16.54     $  12.72      $     13.44
                                         ========  ==========  ==========     ========      ===========

                                         Large Cap  Scudder Capital  Scudder Global  Scudder Growth  Scudder Health
                                         Value - A     Growth - B     Discovery - B   & Income - B    Sciences - B
                                        ----------  ---------------  --------------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                               $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
                                        ----------     ----------      ----------      ----------      ----------
Total Assets                            $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
                                        ==========     ==========      ==========      ==========      ==========
NET ASSETS:
Contracts in accumulation               $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
Contracts in payout (annuitization)
                                        ----------     ----------      ----------      ----------      ----------
Total net assets                        $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
                                        ==========     ==========      ==========      ==========      ==========
Units outstanding                          122,803        386,234          85,703         200,836         129,423
                                        ==========     ==========      ==========      ==========      ==========
Unit value (in accumulation)            $    24.37     $    20.49      $    35.46      $    21.34      $    20.29
                                        ==========     ==========      ==========      ==========      ==========

                                                                                                          Scudder Global
                                             Scudder       Scudder Mid Cap  Scudder Blue      Scudder          Blue
                                        International - B     Growth - B      Chip - B    Contrarian - B     Chip - B
                                        -----------------  ---------------  ------------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                   $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
                                            ----------        ----------     ----------     ----------      ----------
Total Assets                                $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
                                            ==========        ==========     ==========     ==========      ==========
NET ASSETS:
Contracts in accumulation                   $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
Contracts in payout (annuitization)
                                            ----------        ----------     ----------     ----------      ----------
Total net assets                            $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
                                            ==========        ==========     ==========     ==========      ==========
Units outstanding                              181,134            68,644        193,560        212,865          63,735
                                            ==========        ==========     ==========     ==========      ==========
Unit value (in  accumulation)               $    26.93        $    24.18     $    23.42     $    22.28      $    29.93
                                            ==========        ==========     ==========     ==========      ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                            Scudder                        Scudder
                                          Government    Scudder High    International    Scudder Fixed  Scudder Money
                                        Securities - B   Income - B   Select Equity - B    Income - B     Market - B
                                        --------------  ------------  -----------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
                                          ----------     ----------       ----------       ----------     ----------
Total Assets                              $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
                                          ==========     ==========       ==========       ==========     ==========
NET ASSETS:
Contracts in accumulation                 $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
Contracts in payout (annuitization)
                                          ----------     ----------       ----------       ----------     ----------
Total net assets                          $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
                                          ==========     ==========       ==========       ==========     ==========
Units outstanding                            236,424        180,158          135,351          550,105        252,661
                                          ==========     ==========       ==========       ==========     ==========
Unit value (in accumulation)              $    13.19     $    19.73       $    27.59       $    13.71     $    12.56
                                          ==========     ==========       ==========       ==========     ==========

                                        Scudder Small    Scudder                  Scudder Davis    Scudder Dreman
                                             Cap       Technology  Scudder Total     Venture            High
                                          Growth - B   Growth - B  Return - B       Value - B    Return Equity - B
                                        -------------  ----------  -------------  -------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
                                          ----------   ----------    ----------     ----------      -----------
Total Assets                              $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
                                          ==========   ==========    ==========     ==========      ===========
NET ASSETS:

Contracts in accumulation                 $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
Contracts in payout (annuitization)
                                          ----------   ----------    ----------     ----------      -----------
Total net assets                          $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
                                          ==========   ==========    ==========     ==========      ===========
Units outstanding                            146,523       69,450       146,794        313,853          524,163
                                          ==========   ==========    ==========     ==========      ===========
Unit value (in accumulation)              $    21.87   $    22.66    $    17.66     $    23.78      $     25.94
                                          ==========   ==========    ==========     ==========      ===========

                                           Scudder     Scudder Janus   Scudder Turner                  Scudder
                                         Dreman Small     Growth &        Mid Cap      Scudder Real  Strategic
                                        Cap Value - B    Income - B   Growth - B (20)   Estate - B   Income - B
                                        -------------  -------------  ---------------  ------------  ----------
ASSETS
Investments in shares of portfolios at
   value:                                 $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
                                          ----------     ----------      ----------     ----------   ----------
Total Assets                              $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
                                          ==========     ==========      ==========     ==========   ==========
NET ASSETS:

Contracts in accumulation                 $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
Contracts in payout (annuitization)
                                          ----------     ----------      ----------     ----------   ----------
Total net assets                          $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
                                          ==========     ==========      ==========     ==========   ==========
Units outstanding                            199,185        102,729          99,209        176,423      171,984
                                          ==========     ==========      ==========     ==========   ==========
Unit value (in accumulation)              $    31.17     $    21.19      $    25.35     $    29.06   $    14.53
                                          ==========     ==========      ==========     ==========   ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                         Scudde Modera  Scudder Conservative  Scudder Growth                    Scudder Equity 500
                                        Allocation - B      Allocation - B    Allocation - B  Scudder Bond - B      Index - B
                                        --------------  --------------------  --------------  ----------------  ------------------
ASSETS
Investments in shares of portfolios at
   value:                                 26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
                                          ----------         ----------         -----------      --------           ----------
Total Assets                              26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
                                          ==========         ==========         ===========      ========           ==========
NET ASSETS:
Contracts in accumulation                 26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
Contracts in payout (annuitization)
                                          ----------         ----------         -----------      --------           ----------
Total net assets                          26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
                                          ==========         ==========         ===========      ========           ==========
Units outstanding                          1,729,500            620,609           2,231,087        39,469              372,391
                                          ==========         ==========         ===========      ========           ==========
Unit value (in accumulation)              $    15.19         $    14.54         $     15.84      $  12.85           $    22.14
                                          ==========         ==========         ===========      ========           ==========

                                                        Alger American  Credit Suisse  Credit Suisse Global  Dreyfus Socially
                                        Alger American    Leveraged       Emerging         Post Venture        Responsible
                                         Balanced - B    Cap  All - B    Markets - B       Capital - B         Growth - B
                                        --------------  --------------  -------------  --------------------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
                                          ----------      -----------    -----------          --------           --------
Total Assets                              $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
                                          ==========      ===========    ===========          ========           ========
NET ASSETS:
Contracts in accumulation                 $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
Contracts in payout (annuitization)
                                          ----------      -----------    -----------          --------           --------
Total net assets                          $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
                                          ==========      ===========    ===========          ========           ========
Units outstanding                         $  219,460           72,889         53,280            16,017             15,642
                                          ==========      ===========    ===========          ========           ========
Unit value (in accumulation)              $    16.81      $     23.29    $     37.85          $  29.17           $  19.35
                                          ==========      ===========    ===========          ========           ========

                                        Dreyfus VIF  Mid Cap
                                             Stock - B        AIM VI Utilities - B      Total
                                        --------------------  --------------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                    $5,134,681           $1,592,451        $3,763,342,289
                                             ----------           ----------        --------------
Total Assets                                 $5,134,681           $1,592,451        $3,763,342,289
                                             ==========           ==========        ==============
NET ASSETS:
Contracts in accumulation                    $5,134,681           $1,592,451        $3,762,789,816
Contracts in payout (annuitization)          $                                             552,473
                                             ----------           ----------        --------------
Total net assets                             $5,134,681           $1,592,451        $3,763,342,289
                                             ==========           ==========        ==============
Units outstanding                            $  224,468               58,181           211,722,434
                                             ==========           ==========        ==============
Unit value (in accumulation)                 $    22.87           $    27.37        $        17.77
                                             ==========           ==========        ==============

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      -------------------------------------------------
                                                              Strategic                 Strategic
                                                           Opportunities- A         Opportunities- B
                                                      -------------------------  ----------------------
                                                          2006         2005         2006        2005
                                                      -----------  ------------  ----------  ----------
Income:
   Dividends                                          $     3,307  $   133,746   $       --  $    4,099
Expenses:
   Mortality and expense risk and administration
   charges                                                400,314       431,557      24,460      24,314
                                                      -----------  ------------  ----------  ----------
Net investment income (loss)                             (397,007)     (297,811)    (24,460)    (20,215)
Net realized gain (loss)                               (2,708,729)   (4,714,536)    121,697      80,205
Unrealized appreciation (depreciation) during the
period                                                  5,859,222     7,218,004      57,082      70,484
                                                      -----------  ------------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         2,753,486     2,205,657     154,319     130,474
Changes from principal transactions:
   Purchase payments                                      135,994       176,638     121,839      83,550
   Transfers between sub-accounts and the
   company                                             (1,965,543)   (1,644,159)    (52,062)    (56,364)
   Withdrawals                                         (4,133,018)   (4,743,472)   (288,754)    (89,219)
   Annual contract fee                                    (18,809)      (20,945)     (5,052)     (5,249)
                                                      -----------  ------------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,981,376)   (6,231,938)   (224,029)    (67,282)
                                                      -----------  ------------  ----------  ----------
Total increase (decrease) in contract owners' equity   (3,227,890)   (4,026,281)    (69,710)     63,192
Contract owners' equity at beginning of period         29,104,440   33,130,721    1,658,697   1,595,505
                                                      -----------  ------------  ----------  ----------
Contract owners' equity at end of period              $25,876,550  $29,104,440   $1,588,987  $1,658,697
                                                      ===========  ============  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY- (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                         Investment Quality        Investment Quality
                                                               Bond-A                    Bond-B
                                                      ------------------------- ------------------------
                                                         2006          2005        2006          2005
                                                      -----------  -----------  ----------  ------------
Income:
   Dividends                                          $   786,622  $   911,979  $ 1,256,389  $   367,207
Expenses:
   Mortality and expense risk and administration
   charges                                                191,960      239,369      370,548      156,317
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              594,662      672,610      885,841      210,890
Net realized gain (loss)                                  (64,491)     117,725     (289,583)     (45,972)
Unrealized appreciation (depreciation) during the
period                                                   (324,384)    (686,326)    (153,022)    (126,136)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           205,787      104,009      443,236       38,782
Changes from principal transactions:
   Purchase payments                                       69,990       19,055    8,556,306    9,271,994
   Transfers between sub-accounts and the
   company                                               (353,482)    (772,202)   2,236,077    1,259,426
   Withdrawals                                         (2,225,802)  (2,667,910)  (1,350,366)    (783,094)
   Annual contract fee                                     (5,816)      (6,848)     (18,615)     (12,328)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,515,110)  (3,427,905)   9,423,402    9,735,998
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,309,323)  (3,323,896)   9,866,638    9,774,780
Contract owners' equity at beginning of period         13,703,776   17,027,672   17,006,851    7,232,071
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $11,394,453  $13,703,776  $26,873,489  $17,006,851
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                           U.S. Core - A (1)           U.S. Core - B (1)
                                                      --------------------------  -------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  9,198,975  $  3,098,239  $ 1,510,631  $   497,345
Expenses:
   Mortality and expense risk and administration
   charges                                               1,016,164     1,249,156      194,586      243,518
                                                      ------------  -----------   -----------  -----------
Net investment income (loss)                             8,182,811     1,849,083    1,316,045      253,827
Net realized gain (loss)                                (5,852,206)   (6,517,241)     512,294      940,101
Unrealized appreciation (depreciation) during the
period                                                   2,549,706     4,929,380     (977,652)  (1,153,758)
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          4,880,311       261,222      850,687       40,170
Changes from principal transactions:
   Purchase payments                                       557,071       540,933      383,179      726,830
   Transfers between sub-accounts and the
   company                                              (3,722,485)   (6,884,561)  (2,361,116)  (1,726,620)
   Withdrawals                                         (11,545,316)  (13,210,155)  (1,153,353)  (1,019,244)
   Annual contract fee                                     (42,625)      (53,676)     (27,701)     (36,719)
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (14,753,355)  (19,607,459)  (3,158,991)  (2,055,753)
                                                      -----------   -----------   -----------  -----------
Total increase (decrease) in contract owners' equity    (9,873,044)  (19,346,237)  (2,308,304)  (2,015,583)

Contract owners' equity at beginning of period          75,793,916    95,140,153   14,347,555   16,363,138
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $ 65,920,872  $ 75,793,916  $12,039,251  $14,347,555
                                                      ============  ============  ===========  ===========

(1) On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                         Blue Chip Growth- A        Blue Chip Growth- B
                                                      -------------------------  ------------------------
                                                          2006          2005         2006        2005
                                                      -----------  ------------  -----------  -----------
Income:
   Dividends                                          $   100,180  $    223,479  $     7,096  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                692,848       790,145      330,255      292,134
                                                      -----------  ------------  -----------  -----------
Net investment income (loss)                             (592,668)     (566,666)    (323,159)    (292,134)
Net realized gain (loss)                                 (771,782)   (1,814,466)   1,117,163      616,879
Unrealized appreciation (depreciation) during the
period                                                  4,849,621     4,263,555      724,698      561,605
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,485,171     1,882,423    1,518,702      886,350
Changes from principal transactions:
   Purchase payments                                      447,640       352,740    1,488,206    5,386,270
   Transfers between sub-accounts and the
   company                                             (2,001,130)   (3,716,010)  (1,244,572)    (125,938)
   Withdrawals                                         (7,723,488)   (7,214,574)  (1,886,091)    (563,694)
   Annual contract fee                                    (28,795)      (33,759)     (36,756)     (31,901)
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (9,305,773)  (10,611,603)  (1,679,213)   4,664,737
                                                      -----------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity   (5,820,602)   (8,729,180)    (160,511)   5,551,087
Contract owners' equity at beginning of period         51,219,468    59,948,648   21,253,198   15,702,111
                                                      -----------  ------------  -----------  -----------
Contract owners' equity at end of period              $45,398,866  $ 51,219,468  $21,092,687  $21,253,198
                                                      ===========  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY- (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                           Money Market- A              Money Market- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      ------------ -----------  -----------  -----------
Income:
   Dividends                                          $ 1,271,165  $   722,403  $ 1,303,975  $   513,522
Expenses:
   Mortality and expense risk and administration
   charges                                                447,589      423,826      507,287      347,456
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              823,576      298,577      796,688      166,066
Net realized gain (loss)                                     (856)    (157,668)     (15,011)     151,156
Unrealized appreciation (depreciation) during the
period                                                          0            0            0            0
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           822,720      140,909      781,677       317,222
Changes from principal transactions:
   Purchase payments                                    1,091,589      783,956    7,581,160    6,023,309
   Transfers between sub-accounts and the
   company                                             (6,233,891)   3,701,684   11,594,710      876,816
   Withdrawals                                           (684,001)  (4,550,729)  (7,561,269)  (5,682,075)
   Annual contract fee                                    (18,346)     (16,225)     (55,615)     (51,214)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,844,649)     (81,314)  11,558,986    1,166,836
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (5,021,929)      59,595   12,340,663    1,484,058
Contract owners' equity at beginning of period         29,896,750   29,837,155   21,020,411   19,536,353
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $24,874,821  $29,896,750  $33,361,074  $21,020,411
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                         Global Trust- A (2)      Global Trust- B (2)
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $   290,111  $   314,018  $   48,207  $   35,881
Expenses:
   Mortality and expense risk and administration
   charges                                                309,808      337,487      67,306      49,691
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (19,697)     (23,469)    (19,099)    (13,810)
Net realized gain (loss)                                  291,383   (1,214,468)    177,777     139,434
Unrealized appreciation (depreciation) during the
period                                                  3,432,914    3,273,900     570,776     182,069
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         3,704,600    2,035,963     729,454     307,693
Changes from principal transactions:
   Purchase payments                                       84,395      131,528     331,707     381,992
   Transfers between sub-accounts and the
   company                                               (402,013)    (675,702)    (32,401)  1,000,125
   Withdrawals                                         (2,867,350)  (6,044,411)   (128,590)   (111,747)
   Annual contract fee                                    (13,171)     (14,211)    (13,181)     (9,676)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,198,139)  (6,602,796)    157,535   1,260,694
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity      506,461   (4,566,833)    886,989   1,568,387
Contract owners' equity at beginning of period         21,566,916   26,133,749   3,839,258   2,270,871
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $22,073,377  $21,566,916  $4,726,247  $3,839,258
                                                      ===========  ===========  ==========  ==========

(2) On May 1, 2006, the Global Equity sub-account was renamed Global Trust sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                           Global Bond- A            Global Bond- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   77,389   $  386,525   $   149,501  $   417,351
Expenses:
   Mortality and expense risk and administration
   charges                                                90,132      102,611       211,561      141,124
                                                      ----------   ----------   -----------  -----------
Net investment income (loss)                             (12,743)     283,914       (62,060)     276,227
Net realized gain (loss)                                  71,233      118,004        (9,680)      75,621
Unrealized appreciation (depreciation) during the
period                                                   154,768     (973,363)      484,854   (1,093,236)
                                                      ----------   ----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          213,258     (571,445)      413,114     (741,388)
Changes from principal transactions:
   Purchase payments                                      15,399       40,389     4,774,187    2,833,616
   Transfers between sub-accounts and the
   company                                                81,480      446,490     2,441,238      403,235
   Withdrawals                                          (783,135)    (843,093)     (560,821)    (326,660)
   Annual contract fee                                    (3,363)      (3,809)      (15,520)     (14,303)
                                                      ----------   ----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (689,619)    (360,023)    6,639,084    2,895,888
                                                      ----------   ----------   -----------  -----------
Total increase (decrease) in contract owners' equity    (476,361)    (931,468)    7,052,198    2,154,500
Contract owners' equity at beginning of period         6,327,812    7,259,280    10,257,363    8,102,863
                                                      ----------   ----------   -----------  -----------
Contract owners' equity at end of period              $5,851,451   $6,327,812   $17,309,561  $10,257,363
                                                      ==========   ==========   ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      U.S. Government Securities-A  U.S. Government Securities-B
                                                      ----------------------------  ----------------------------
                                                            2006         2005             2006         2005
                                                        -----------  -----------      -----------  -----------
Income:
   Dividends                                            $ 1,062,392  $   948,285      $   594,087  $   460,965
Expenses:
   Mortality and expense risk and administration
   charges                                                  332,964      395,776          212,424      240,834
                                                        -----------  -----------      -----------  -----------
Net investment income (loss)                                729,428      552,509          381,663      220,131
Net realized gain (loss)                                   (192,707)    (159,373)        (185,571)     (88,048)
Unrealized appreciation (depreciation) during the
period                                                       73,234     (396,915)         137,648     (141,987)
                                                        -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                             609,955       (3,779)         333,740       (9,904)
Changes from principal transactions:
   Purchase payments                                        135,557      248,583          523,225      704,179
   Transfers between sub-accounts and the
   company                                                 (912,037)  (1,956,645)      (1,019,960)  (1,350,039)
   Withdrawals                                           (3,081,280)  (3,762,882)      (2,053,816)    (889,150)
   Annual contract fee                                       (7,573)      (9,937)         (19,891)     (23,183)
                                                        -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (3,865,333)  (5,480,881)      (2,570,442)  (1,558,193)
                                                        -----------  -----------      -----------  -----------
Total increase (decrease) in contract owners' equity     (3,255,378)  (5,484,660)      (2,236,702)  (1,568,097)
Contract owners' equity at beginning of period           22,794,777   28,279,437       13,188,411   14,756,508
                                                        -----------  -----------      -----------  -----------
Contract owners' equity at end of period                $19,539,399  $22,794,777      $10,951,709  $13,188,411
                                                        ===========  ===========      ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                         Income & Value- A          Income & Value- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   420,959  $   387,895  $   197,808  $   151,823
Expenses:
   Mortality and expense risk and administration
   charges                                                300,022      335,274      175,021      164,485
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              120,937       52,621       22,787      (12,662)
Net realized gain (loss)                                  483,238     (314,934)     423,489      261,408
Unrealized appreciation (depreciation) during the
period                                                    753,849    1,003,673      255,973       98,435
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,358,024      741,360      702,249      347,181
Changes from principal transactions:
   Purchase payments                                      221,303       93,661      581,860      669,212
   Transfers between sub-accounts and the
   company                                               (158,180)  (1,232,708)    (403,628)      76,800
   Withdrawals                                         (3,627,008)  (3,288,229)    (804,844)    (234,066)
   Annual contract fee                                    (12,217)     (14,024)     (34,864)     (31,018)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,576,102)  (4,441,300)    (661,476)     480,928
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,218,078)  (3,699,940)      40,773      828,109
Contract owners' equity at beginning of period         21,608,398   25,308,338   10,814,588    9,986,479
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $19,390,320  $21,608,398  $10,855,361  $10,814,588
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Large Cap Growth- A (3)    Large Cap Growth- B (3)
                                                      ----------------------------------------------------
                                                          2006          2005         2006          2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $     57,780  $   130,806  $     16,375  $    73,944
Expenses:
   Mortality and expense risk and administration
   charges                                                  76,660      259,241        63,833      205,957
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                               (18,880)    (128,435)      (47,458)    (132,013)
Net realized gain (loss)                                   593,464     (909,418)    1,587,609      565,104
Unrealized appreciation (depreciation) during the
period                                                    (284,825)     746,555    (1,321,430)    (643,953)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                            289,759     (291,298)      218,721     (210,862)
Changes from principal transactions:
   Purchase payments                                        18,272      143,545       318,565    1,026,996
   Transfers between sub-accounts and the
   company                                             (15,273,652)    (855,934)  (12,346,823)    (848,475)
   Withdrawals                                            (760,944)  (2,272,989)     (780,868)    (791,960)
   Annual contract fee                                      (4,565)     (11,438)      (18,583)     (43,565)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (16,020,889)  (2,996,816)  (12,827,709)    (657,004)
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   (15,731,130)  (3,288,114)  (12,608,988)    (867,866)
Contract owners' equity at beginning of period          15,731,130   19,019,244    12,608,988   13,476,854
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $         --  $15,731,130  $         --  $12,608,988
                                                      ============  ===========  ============  ===========

(3) On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                           Equity-Income- A          Equity-Income- B
                                                      -------------------------  ------------------------
                                                          2006         2005          2006         2005
                                                      -----------  ------------  -----------  -----------
Income:
   Dividends                                          $ 4,999,039  $  3,382,991  $ 2,658,350  $ 1,292,904
Expenses:
   Mortality and expense risk and administration
   charges                                                936,597     1,016,691      553,267      494,998
                                                      -----------  ------------  -----------  -----------
Net investment income (loss)                            4,062,442     2,366,300    2,105,083      797,906
Net realized gain (loss)                                1,475,888       (76,187)   1,431,458      766,599
Unrealized appreciation (depreciation) during the
period                                                  4,625,087      (770,439)   1,900,710     (829,555)
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                        10,163,417     1,519,674    5,437,251      734,950
Changes from principal transactions:
   Purchase payments                                      236,841       422,900    2,306,441    5,329,586
   Transfers between sub-accounts and the
   company                                               (651,126)   (1,766,898)  (1,071,719)   1,925,958
   Withdrawals                                         (9,196,663)   (9,805,552)  (2,627,874)  (1,373,547)
   Annual contract fee                                    (36,318)      (39,835)     (74,673)     (66,596)
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (9,647,266)  (11,189,385)  (1,467,825)   5,815,401
                                                      -----------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity      516,151    (9,669,711)   3,969,426    6,550,351
Contract owners' equity at beginning of period         64,542,166    74,211,877   33,757,369   27,207,018
                                                      -----------  ------------  -----------  -----------
Contract owners' equity at end of period              $65,058,317  $ 64,542,166  $37,726,795  $33,757,369
                                                      ===========  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                          Strategic Bond-A          Strategic Bond-B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,114,130  $   541,262  $   935,284  $   223,912
Expenses:
   Mortality and expense risk and administration
   charges                                                244,214      278,472      224,828      188,325
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              869,916      262,790      710,456       35,587
Net realized gain (loss)                                  251,132      809,645        5,208      114,354
Unrealized appreciation (depreciation) during the
period                                                   (287,610)    (860,155)     (45,143)     (59,385)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           833,438      212,280      670,521       90,556
Changes from principal transactions:
   Purchase payments                                       43,668       42,619    1,145,204    4,713,246
   Transfers between sub-accounts and the
   company                                              1,061,745     (601,473)      58,217      300,141
   Withdrawals                                         (2,914,550)  (3,894,242)  (1,158,639)    (448,209)
   Annual contract fee                                     (8,807)     (10,511)     (16,596)     (15,048)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,817,944)  (4,463,607)      28,186    4,550,130
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (984,506)  (4,251,327)     698,707    4,640,686
Contract owners' equity at beginning of period         16,525,853   20,777,180   13,674,689    9,034,003
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $15,541,347  $16,525,853  $14,373,396  $13,674,689
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                           All Cap Core- A          All Cap Core- B
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $    71,918  $    88,776  $    6,659  $    5,357
Expenses:
   Mortality and expense risk and administration
      charges                                             144,509      163,097      20,902      15,016
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (72,591)     (74,321)    (14,243)     (9,659)
Net realized gain (loss)                                 (289,378)  (1,259,761)     67,149      25,619
Unrealized appreciation (depreciation) during the
   period                                               1,590,589    2,106,711      98,393      65,202
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
   from operations                                      1,228,620      772,629     151,299      81,162
Changes from principal transactions:
   Purchase payments                                       64,323       67,152      82,088      80,625
   Transfers between sub-accounts and the
   company                                               (785,825)    (874,437)    (14,958)    303,091
   Withdrawals                                         (1,496,532)  (1,772,683)    (67,509)    (58,385)
   Annual contract fee                                     (5,949)      (6,984)     (3,916)     (2,365)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (2,223,983)  (2,586,952)     (4,295)    322,966
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity     (995,363)  (1,814,323)    147,004     404,128
Contract owners' equity at beginning of period         10,530,253   12,344,576   1,194,292     790,164
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $ 9,534,890  $10,530,253  $1,341,296  $1,194,292
                                                      ===========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                          All Cap Growth- A        All Cap Growth- B
                                                      ------------------------  -----------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------  -----------  ----------
Income:
   Dividends                                          $        --  $        --  $        --  $      --
Expenses:
   Mortality and expense risk and administration
   charges                                                260,736      293,443       73,477      78,621
                                                      -----------  -----------  -----------  ----------
Net investment income (loss)                             (260,736)    (293,443)     (73,477)    (78,621)
Net realized gain (loss)                                 (410,797)  (2,372,078)     420,409     213,222
Unrealized appreciation (depreciation) during the
period                                                  1,549,277    3,969,952     (137,086)    175,455
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           877,744    1,304,431      209,846     310,056
Changes from principal transactions:
   Purchase payments                                      162,745      158,540      300,973     131,878
   Transfers between sub-accounts and the
   company                                               (857,774)  (1,406,615)     (43,563)   (452,269)
   Withdrawals                                         (2,821,069)  (2,954,282)  (1,122,550)   (258,008)
   Annual contract fee                                    (12,473)     (14,052)     (14,204)    (14,701)
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,528,571)  (4,216,409)    (879,344)   (593,100)
                                                      -----------  -----------  -----------  ----------
Total increase (decrease) in contract owners' equity   (2,650,827)  (2,911,978)    (669,498)   (283,044)
Contract owners' equity at beginning of period         19,308,031   22,220,009    4,922,801   5,205,845
                                                      -----------  -----------  -----------  ----------
Contract owners' equity at end of period              $16,657,204  $19,308,031  $ 4,253,303  $4,922,801
                                                      ===========  ===========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ------------------------------------------------------
                                                      International Small Cap- A  International Small Cap- B
                                                      --------------------------  --------------------------
                                                           2006         2005           2006        2005
                                                       -----------  -----------     ----------  ----------
Income:
   Dividends                                           $    88,177  $    66,486     $   56,902  $   10,652
Expenses:
   Mortality and expense risk and administration
      charges                                              109,401      109,257         95,965      74,427
                                                       -----------  -----------     ----------  ----------
Net investment income (loss)                               (21,224)     (42,771)       (39,063)    (63,775)
Net realized gain (loss)                                   919,298    1,437,895        510,369     344,553
Unrealized appreciation (depreciation) during the
   period                                                  805,777     (722,186)       837,653      82,907
                                                       -----------  -----------     ----------  ----------
Net increase (decrease) in contract owners equity
   from operations                                       1,703,851      672,938      1,308,959     363,685
Changes from principal transactions:
   Purchase payments                                        27,220       29,216        675,068     533,614
   Transfers between sub-accounts and the
   company                                                 860,709     (634,378)       272,839    (269,784)
   Withdrawals                                          (1,276,094)  (1,223,744)      (255,770)    (63,414)
   Annual contract fee                                      (5,004)      (4,996)       (15,681)    (13,602)
                                                       -----------  -----------     ----------  ----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                           (393,169)  (1,833,902)       676,456     186,814
                                                       -----------  -----------     ----------  ----------
Total increase (decrease) in contract owners' equity     1,310,682   (1,160,964)     1,985,415     550,499
Contract owners' equity at beginning of period           6,725,873    7,886,837      4,950,355   4,399,856
                                                       -----------  -----------     ----------  ----------
Contract owners' equity at end of period               $ 8,036,555  $ 6,725,873     $6,935,770  $4,950,355
                                                       ===========  ===========     ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                        Pacific Rim -A (4)       Pacific Rim -B (4)
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $   32,750  $   26,715  $    31,206  $   16,619
Expenses:
   Mortality and expense risk and administration
   charges                                                49,493      42,189       65,414      40,350
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             (16,743)    (15,474)     (34,208)    (23,731)
Net realized gain (loss)                                 545,287     224,287      556,356     239,071
Unrealized appreciation (depreciation) during the
period                                                  (246,008)    432,178     (219,437)    410,575
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          282,536     640,991      302,711     625,915
Changes from principal transactions:
   Purchase payments                                      21,085      22,943      886,932     357,244
   Transfers between sub-accounts and the
   company                                              (251,368)    481,731   (1,088,754)  1,092,358
   Withdrawals                                          (496,397)   (368,292)    (203,569)    (55,091)
   Annual contract fee                                    (1,811)     (1,678)     (11,514)     (7,090)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (728,491)    134,704     (416,905)  1,387,421
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (445,955)    775,695     (114,194)  2,013,336
Contract owners' equity at beginning of period         3,580,965   2,805,270    4,082,731   2,069,395
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $3,135,010  $3,580,965  $ 3,968,537  $4,082,731
                                                      ==========  ==========  ===========  ==========

(4) On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      --------------------------------------------------
                                                       Science & Technology- A   Science & Technology- B
                                                      ------------------------  ------------------------
                                                         2006          2005         2006        2005
                                                      -----------  -----------   ----------  ----------
Income:
   Dividends                                          $        --  $        --   $      --   $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                218,124      258,491       93,497       97,912
                                                      -----------  -----------   ----------  -----------
Net investment income (loss)                             (218,124)    (258,491)     (93,497)     (97,912)
Net realized gain (loss)                               (1,975,309)  (5,894,006)      82,741       92,001
Unrealized appreciation (depreciation) during the
period                                                  2,688,193    6,138,903      164,808      (75,965)
                                                      -----------  -----------   ----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           494,760      (13,594)     154,052      (81,876)
Changes from principal transactions:
   Purchase payments                                      191,328      196,968      291,047      396,269
   Transfers between sub-accounts and the
   company                                             (1,154,221)  (1,520,231)    (516,316)  (1,233,233)
   Withdrawals                                         (2,126,599)  (2,012,759)    (580,398)    (302,850)
   Annual contract fee                                    (13,642)     (16,035)     (21,153)     (21,402)
                                                      -----------  -----------   ----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,103,134)  (3,352,057)    (826,820)  (1,161,216)
                                                      -----------  -----------   ----------  -----------
Total increase (decrease) in contract owners' equity   (2,608,374)  (3,365,651)    (672,768)  (1,243,092)
Contract owners' equity at beginning of period         16,553,377   19,919,028    6,362,116    7,605,208
                                                      -----------  -----------   ----------  -----------
Contract owners' equity at end of period              $13,945,003  $16,553,377   $5,689,348  $ 6,362,116
                                                      ===========  ===========   ==========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ---------------------------------------------------
                                                      Emerging Small Company- A  Emerging Small Company-B
                                                      -------------------------  ------------------------
                                                           2006         2005         2006        2005
                                                       -----------  -----------   ----------  ----------
Income:
   Dividends                                           $   345,860  $        --   $  288,406  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                  95,858      104,810       85,699      78,862
                                                       -----------  -----------   ----------  ----------
Net investment income (loss)                               250,002     (104,810)     202,707     (78,862)
Net realized gain (loss)                                    61,550     (319,072)     221,812     293,031
Unrealized appreciation (depreciation) during the
period                                                    (224,141)     623,708     (402,375)    (49,243)
                                                       -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                             87,411      199,826       22,144     164,926
Changes from principal transactions:
   Purchase payments                                        56,814       41,582      268,115     338,995
   Transfers between sub-accounts and the
   company                                                (198,620)    (523,928)    (249,444)   (167,826)
   Withdrawals                                            (975,770)    (843,076)    (399,888)   (160,231)
   Annual contract fee                                      (4,182)      (4,692)     (17,266)    (15,971)
                                                       -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (1,121,758)  (1,330,114)    (398,483)     (5,033)
                                                       -----------  -----------   ----------  ----------
Total increase (decrease) in contract owners' equity    (1,034,347)  (1,130,288)    (376,339)    159,893
Contract owners' equity at beginning of period           6,900,745    8,031,033    5,343,276   5,183,383
                                                       -----------  -----------   ----------  ----------
Contract owners' equity at end of period               $ 5,866,398  $ 6,900,745   $4,966,937  $5,343,276
                                                       ===========  ===========   ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                      International Core- A (5)  International Core- B (5)
                                                      -------------------------  -------------------------
                                                           2006        2005           2006        2005
                                                        ----------  ----------     ----------  ----------
Income:
   Dividends                                            $  243,950  $   32,271     $  106,418  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                  71,652      63,876         37,028      21,561
                                                        ----------  ----------     ----------  ----------
Net investment income (loss)                               172,298     (31,605)        69,390     (21,561)
Net realized gain (loss)                                   339,140      79,988        355,989     103,799
Unrealized appreciation (depreciation) during the
period                                                     440,223     517,699         44,382     105,308
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            951,661     566,082        469,761     187,546
Changes from principal transactions:
   Purchase payments                                        44,628      47,411        329,528     115,827
   Transfers between sub-accounts and the
   company                                                 314,946     130,997        935,327      57,915
   Withdrawals                                            (580,704)   (416,090)      (186,565)    (24,486)
   Annual contract fee                                      (2,430)     (2,395)        (5,813)     (3,644)
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (223,560)   (240,077)     1,072,477     145,612
                                                        ----------  ----------     ----------  ----------
Total increase (decrease) in contract owners' equity       728,101     326,005      1,542,238     333,158
Contract owners' equity at beginning of period           4,495,292   4,169,287      1,580,759   1,247,601
                                                        ----------  ----------     ----------  ----------
Contract owners' equity at end of period                $5,223,393  $4,495,292     $3,122,997  $1,580,759
                                                        ==========  ==========     ==========  ==========

(5) On May 1, 2006, the International Stock sub-account was renamed International Core sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ------------------------------------------------
                                                               Value- A                Value- B
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $ 1,689,379  $    74,276  $  556,993  $   14,843
Expenses:
   Mortality and expense risk and administration
      charges                                             176,590      176,248      67,172      55,139
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                            1,512,789     (101,972)    489,821     (40,296)
Net realized gain (loss)                                  526,096      426,175     362,414     147,419
Unrealized appreciation (depreciation) during the
   period                                                   9,705      845,951    (107,071)    249,073
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
   from operations                                      2,048,590    1,170,154     745,164     356,196
Changes from principal transactions:
   Purchase payments                                       53,974       97,751     602,408     358,411
   Transfers between sub-accounts and the
   company                                                321,324     (571,952)    124,653     (71,988)
   Withdrawals                                         (1,493,339)  (1,475,715)   (414,340)    (68,481)
   Annual contract fee                                     (5,976)      (6,017)     (9,686)     (7,954)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (1,124,017)  (1,955,933)    303,035     209,988
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity      924,573     (785,779)  1,048,199     566,184
Contract owners' equity at beginning of period         11,533,623   12,319,402   3,737,429   3,171,245
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $12,458,196  $11,533,623  $4,785,628  $3,737,429
                                                      ===========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                             Real Estate               Real Estate
                                                            Securities- A             Securities- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,919,740  $ 1,450,147  $ 2,468,436  $ 1,651,659
Expenses:
   Mortality and expense risk and administration
   charges                                                155,682      139,753      221,081      175,900
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            1,764,058    1,310,394    2,247,355    1,475,759
Net realized gain (loss)                                  598,372    1,083,028      576,674      652,477
Unrealized appreciation (depreciation) during the
period                                                    697,774   (1,591,956)   1,321,809   (1,162,570)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,060,204      801,466    4,145,838      965,666
Changes from principal transactions:
   Purchase payments                                       74,405      120,248    1,353,844    2,072,611
   Transfers between sub-accounts and the
   company                                                 98,281     (366,172)    (764,388)    (789,514)
   Withdrawals                                           (991,873)  (1,172,163)    (947,170)    (398,437)
   Annual contract fee                                     (5,930)      (6,020)     (26,131)     (26,784)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (825,117)  (1,424,107)    (383,845)     857,876
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    2,235,087     (622,641)   3,761,993    1,823,542
Contract owners' equity at beginning of period          8,903,056    9,525,697   11,818,404    9,994,862
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $11,138,143  $ 8,903,056  $15,580,397  $11,818,404
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            High Yield- A             High Yield- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   639,652  $   543,694  $   759,056  $   458,024
Expenses:
   Mortality and expense risk and administration
   charges                                                147,728      179,093      180,572      212,024
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              491,924      364,601      578,484      246,000
Net realized gain (loss)                                  185,543      540,228       85,758      566,218
Unrealized appreciation (depreciation) during the
period                                                     73,623     (689,722)     192,701     (576,219)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           751,090      215,107      856,943      235,999
Changes from principal transactions:
   Purchase payments                                       13,829       94,464      667,321      968,251
   Transfers between sub-accounts and the
   company                                               (486,256)  (1,422,060)    (613,699)  (3,514,261)
   Withdrawals                                         (1,370,262)  (1,685,660)    (996,712)    (755,403)
   Annual contract fee                                     (5,244)      (5,889)     (18,452)     (20,561)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,847,933)  (3,019,145)    (961,542)  (3,321,974)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,096,843)  (2,804,038)    (104,599)  (3,085,975)
Contract owners' equity at beginning of period         10,070,617   12,874,655   11,997,304   15,083,279
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 8,973,774  $10,070,617  $11,892,705  $11,997,304
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------------
                                                      Lifestyle Aggressive -A(6)  Lifestyle Aggressive -B(6)
                                                      --------------------------  --------------------------
                                                          2006         2005            2006         2005
                                                       ----------  -----------     -----------  -----------
Income:
   Dividends                                           $1,476,405  $   195,161     $16,141,376  $ 1,626,920
Expenses:
   Mortality and expense risk and administration
   charges                                                 82,295       89,328         886,372      764,969
                                                       ----------  -----------     -----------  -----------
Net investment income (loss)                            1,394,110      105,833      15,255,004      861,951
Net realized gain (loss)                                  152,032       78,555         947,456    1,225,719
Unrealized appreciation (depreciation) during the
period                                                   (862,318)     300,807      (9,030,540)   2,326,301
                                                       ----------  -----------     -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           683,824      485,195       7,171,920    4,413,971
Changes from principal transactions:
   Purchase payments                                       98,336      155,563       2,768,625    2,491,886
   Transfers between sub-accounts and the
   company                                               (246,474)    (350,681)     (1,008,230)   2,602,887
   Withdrawals                                           (654,651)    (812,477)     (4,288,213)  (2,098,381)
   Annual contract fee                                     (5,221)      (5,332)       (230,995)    (212,204)
                                                       ----------  -----------     -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (808,010)  (1,012,927)     (2,758,813)   2,784,188
                                                       ----------  -----------     -----------  -----------
Total increase (decrease) in contract owners' equity     (124,186)    (527,732)      4,413,107    7,198,159
Contract owners' equity at beginning of period          5,513,916    6,041,648      53,630,798   46,432,639
                                                       ----------  -----------     -----------  -----------
Contract owners' equity at end of period               $5,389,730  $ 5,513,916     $58,043,905  $53,630,798
                                                       ==========  ===========     ===========  ===========

(6) On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Lifestyle Growth -A (7)    Lifestyle Growth -B (7)
                                                      ------------------------  --------------------------
                                                          2006         2005         2006          2005
                                                      -----------  -----------  ------------  ------------
Income:
   Dividends                                          $ 4,400,699  $ 1,141,621  $ 59,262,252  $  6,668,786
Expenses:
   Mortality and expense risk and administration
   charges                                                527,132      505,613     8,506,585     3,808,191
                                                      -----------  -----------  ------------  ------------
Net investment income (loss)                            3,873,567      636,008    50,755,667     2,860,595
Net realized gain (loss)                                  540,024      549,892     3,092,886     3,582,090
Unrealized appreciation (depreciation) during the
period                                                   (718,878)   1,053,522     5,551,586    12,708,450
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         3,694,713    2,239,422    59,400,139    19,151,135
Changes from principal transactions:
   Purchase payments                                      277,797      380,555   272,268,763   178,127,668
   Transfers between sub-accounts and the
   company                                              2,340,131    1,886,229    33,635,379     5,763,283
   Withdrawals                                         (3,652,666)  (5,857,424)  (17,655,372)   (5,845,293)
   Annual contract fee                                    (24,283)     (26,065)     (560,879)     (414,322)
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,059,021)  (3,616,705)  287,687,891   177,631,336
                                                      -----------  -----------  ------------  ------------
Total increase (decrease) in contract owners' equity    2,635,692   (1,377,283)  347,088,030   196,782,471
Contract owners' equity at beginning of period         32,112,400   33,489,683   359,980,727   163,198,256
                                                      -----------  -----------  ------------  ------------
Contract owners' equity at end of period              $34,748,092  $32,112,400  $707,068,757  $359,980,727
                                                      ===========  ===========  ============  ============

(7) On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Lifestyle Balanced -A (8)   Lifestyle Balanced -B (8)
                                                      -------------------------  --------------------------
                                                          2006         2005          2006          2005
                                                      -----------  ------------  ------------  ------------
Income:
   Dividends                                          $ 6,606,190  $ 3,100,740   $ 54,562,825  $ 11,395,885
Expenses:
   Mortality and expense risk and administration
   charges                                                860,026      868,774      8,203,793     4,126,236
                                                      -----------  -----------   ------------  ------------
Net investment income (loss)                            5,746,164    2,231,966     46,359,032     7,269,649
Net realized gain (loss)                                1,004,796      743,469      3,494,149     1,185,411
Unrealized appreciation (depreciation) during the
period                                                   (985,821)     (85,024)     3,876,654     7,247,736
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         5,765,139    2,890,411     53,729,835    15,702,796
Changes from principal transactions:
   Purchase payments                                      304,061      389,153     187,557,519   177,737,385
   Transfers between sub-accounts and the
   company                                              1,522,248    3,746,305     30,444,416    32,200,881
   Withdrawals                                         (7,949,637)  (7,290,668)   (22,543,815)   (8,258,157)
   Annual contract fee                                    (28,179)     (29,709)      (523,957)     (326,295)
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (6,151,507)  (3,184,919)   194,934,163   201,353,814
                                                      -----------  -----------   ------------  ------------
Total increase (decrease) in contract owners' equity     (386,368)    (294,508)   248,663,998   217,056,610
Contract owners' equity at beginning of period         56,457,735   56,752,243    388,166,829   171,110,219
                                                      -----------  -----------   ------------  ------------
Contract owners' equity at end of period              $56,071,367  $56,457,735   $636,830,827  $388,166,829
                                                      ===========  ===========   ============  ============

(8) On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Lifestyle Moderate -A (9)  Lifestyle Moderate -B (9)
                                                      -------------------------  --------------------------
                                                          2006         2005          2006          2005
                                                      -----------  ------------  ------------  ------------
Income:
   Dividends                                          $ 2,508,290  $ 1,957,184   $ 12,191,696  $  5,201,848
Expenses:
   Mortality and expense risk and administration
   charges                                                435,073      443,128      2,367,615     1,412,573
                                                      -----------  -----------   ------------  ------------
Net investment income (loss)                            2,073,217    1,514,056      9,824,081     3,789,275
Net realized gain (loss)                                  481,039      349,037        578,254       628,784
Unrealized appreciation (depreciation) during the
period                                                   (312,527)  (1,208,884)     1,883,208    (1,845,450)
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         2,241,729      654,209     12,285,543     2,572,609
Changes from principal transactions:
   Purchase payments                                       87,798      128,113     41,472,743    45,504,190
   Transfers between sub-accounts and the
   company                                              1,754,218    1,695,588      9,895,343     8,711,216
   Withdrawals                                         (3,534,621)  (3,865,532)    (7,970,583)   (4,537,780)
   Annual contract fee                                    (11,182)     (11,044)      (136,937)      (98,020)
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,703,787)  (2,052,875)    43,260,566    49,579,606
                                                      -----------  -----------   ------------  ------------
Total increase (decrease) in contract owners' equity      537,942   (1,398,666)    55,546,109    52,152,215
Contract owners' equity at beginning of period         26,757,305   28,155,971    116,397,155    64,244,940
                                                      -----------  -----------   ------------  ------------
Contract owners' equity at end of period              $27,295,247  $26,757,305   $171,943,264  $116,397,155
                                                      ===========  ===========   ============  ============

(9) On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ---------------------------------------------------------------
                                                      Lifestyle Conservative - A (10)  Lifestyle Conservative -B (10)
                                                      -------------------------------  ------------------------------
                                                             2006        2005                 2006        2005
                                                         -----------  -----------         -----------  -----------
Income:
   Dividends                                             $ 1,160,656  $ 1,215,736         $ 4,436,848  $ 3,012,392
Expenses:
   Mortality and expense risk and administration
   charges                                                   246,626      247,717           1,012,833      705,706
                                                         -----------  -----------         -----------  -----------
Net investment income (loss)                                 914,030      968,019           3,424,015    2,306,686
Net realized gain (loss)                                      92,480      273,681            (703,201)     244,051
Unrealized appreciation (depreciation) during the
period                                                         1,002   (1,061,998)          1,152,897   (1,967,164)
                                                         -----------  -----------         -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                            1,007,512      179,702           3,873,711      583,573
Changes from principal transactions:
   Purchase payments                                         135,194      147,168          10,784,404   16,860,377
   Transfers between sub-accounts and the
   company                                                   361,264      692,701           4,585,056    5,377,401
   Withdrawals                                            (1,409,087)  (1,752,399)         (3,248,194)  (1,935,659)
   Annual contract fee                                       (10,289)      (9,400)            (64,363)     (53,255)
                                                         -----------  -----------         -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                (922,918)    (921,930)         12,056,903   20,248,864
                                                         -----------  -----------         -----------  -----------
Total increase (decrease) in contract owners' equity          84,594     (742,228)         15,930,614   20,832,437
Contract owners' equity at beginning of period            15,366,540   16,108,768          53,305,870   32,473,433
                                                         -----------  -----------         -----------  -----------
Contract owners' equity at end of period                 $15,451,134  $15,366,540         $69,236,484  $53,305,870
                                                         ===========  ===========         ===========  ===========

(10) On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                       Small Company Value- A    Small Company Value- B
                                                      ------------------------  ------------------------
                                                          2006        2005          2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 2,049,149  $   261,026  $ 3,375,562  $   326,658
Expenses:
   Mortality and expense risk and administration
   charges                                                198,107      204,390      361,099      315,858
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            1,851,042       56,636    3,014,463       10,800
Net realized gain (loss)                                1,532,470    1,151,712    1,537,203      878,665
Unrealized appreciation (depreciation) during the
period                                                 (1,766,981)    (622,660)  (1,827,566)     113,311
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,616,531      585,688    2,724,100    1,002,776
Changes from principal transactions:
   Purchase payments                                       75,193       68,108    1,476,550    1,982,896
   Transfers between sub-accounts and the
   company                                             (1,277,036)    (744,098)    (703,512)    (183,180)
   Withdrawals                                         (1,980,912)  (1,845,271)  (1,972,646)    (782,387)
   Annual contract fee                                     (7,530)      (7,621)     (56,562)     (49,907)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
equity from principal transactions:                    (3,190,285)  (2,528,882)  (1,256,170)     967,422
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
equity                                                 (1,573,754)  (1,943,194)   1,467,930    1,970,198
Contract owners' equity at beginning of period         12,879,390   14,822,584   21,022,087   19,051,889
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $11,305,636  $12,879,390  $22,490,017  $21,022,087
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -(CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      --------------------------------------------------
                                                       International Value- A    International Value- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,178,784  $   159,395  $ 1,254,065  $   287,535
Expenses:
   Mortality and expense risk and administration
   charges                                                278,208      210,792      327,489      259,979
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              900,576      (51,397)     926,576       27,556
Net realized gain (loss)                                  969,484      909,416    1,743,288    1,471,574
Unrealized appreciation (depreciation) during the
period                                                  2,710,517      826,146    2,386,674       15,574
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         4,580,577    1,684,165    5,056,538    1,514,704
Changes from principal transactions:
   Purchase payments                                      120,809       76,121    1,675,774    1,522,126
   Transfers between sub-accounts and the
   company                                                527,991   10,748,238     (571,637)   2,862,559
   Withdrawals                                         (2,623,418)  (1,863,884)  (1,349,145)    (352,318)
   Annual contract fee                                    (10,741)     (11,495)     (61,135)     (51,010)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,985,359)   8,948,980     (306,143)   3,981,357
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    2,595,218   10,633,145    4,750,395    5,496,061
Contract owners' equity at beginning of period         17,394,329    6,761,184   18,689,585   13,193,524
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $19,989,547  $17,394,329  $23,439,980  $18,689,585
                                                      ===========  ===========  ===========  ===========


See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      --------------------------------------------------
                                                           Total Return- A           Total Return- B
                                                      ------------------------  ------------------------
                                                          2006         2005        2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,094,016  $ 1,810,939  $ 1,088,609  $ 1,590,364
Expenses:
   Mortality and expense risk and administration
   charges                                                511,625      594,449      534,055      590,253
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              582,391    1,216,490      554,554    1,000,111
Net realized gain (loss)                                 (120,654)     (25,735)    (286,502)    (241,026)
Unrealized appreciation (depreciation) during the
period                                                    108,801     (900,231)     306,606     (529,832)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           570,538      290,524      574,658      229,253
Changes from principal transactions:
   Purchase payments                                      194,635      189,810    1,300,202    1,773,051
   Transfers between sub-accounts and the
   company                                               (531,141)  (1,549,050)  (1,765,903)    (307,289)
   Withdrawals                                         (4,700,350)  (4,566,111)  (4,138,451)  (2,144,250)
   Annual contract fee                                    (13,321)     (15,816)     (73,457)     (80,488)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,050,177)  (5,941,167)  (4,677,609)    (758,976)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (4,479,639)  (5,650,643)  (4,102,951)    (529,723)
Contract owners' equity at beginning of period         33,956,035   39,606,678   35,980,388   36,510,111
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $29,476,396  $33,956,035  $31,877,437  $35,980,388
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                          U.S. Large Cap- A         U.S. Large Cap- B
                                                      ------------------------  ------------------------
                                                         2006          2005         2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $    87,661  $    75,435  $    51,535  $    16,666
Expenses:
   Mortality and expense risk and administration
   charges                                                234,938      260,576      208,637      230,454
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                             (147,277)    (185,141)    (157,102)    (213,788)
Net realized gain (loss)                                  746,949      416,831    1,144,450      994,682
Unrealized appreciation (depreciation) during the
period                                                    688,126      393,465       78,023     (257,916)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,287,798      625,155    1,065,371      522,978
Changes from principal transactions:
   Purchase payments                                      108,696      129,872      790,556      600,513
   Transfers between sub-accounts and the
   company                                               (818,123)  (1,090,798)    (878,837)  (1,948,105)
   Withdrawals                                         (2,155,790)  (2,011,639)  (2,215,289)    (591,708)
   Annual contract fee                                     (9,837)     (10,979)     (43,518)     (47,309)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,875,054)  (2,983,544)  (2,347,088)  (1,986,609)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,587,256)  (2,358,389)  (1,281,717)  (1,463,631)
Contract owners' equity at beginning of period         16,086,275   18,444,664   13,842,979   15,306,610
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $14,499,019  $16,086,275  $12,561,262  $13,842,979
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                           Mid Cap Stock- A          Mid Cap Stock- B
                                                      ------------------------  ------------------------
                                                          2006        2005          2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   829,036  $   302,291  $   827,112  $   444,744
Expenses:
   Mortality and expense risk and administration
   charges                                                302,361      237,985      311,065      242,405
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              526,675       64,306      516,047      202,339
Net realized gain (loss)                                1,353,787    1,310,430    1,013,140      937,296
Unrealized appreciation (depreciation) during the
period                                                    231,087    2,049,538      659,186    1,493,620
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         2,111,549    3,424,274    2,188,373    2,633,255
Changes from principal transactions:
   Purchase payments                                      369,839      132,619    1,080,675    1,175,811
   Transfers between sub-accounts and the
   company                                               (312,351)   9,083,373     (540,111)   3,499,655
   Withdrawals                                         (2,083,106)  (1,863,795)  (1,012,370)    (686,092)
   Annual contract fee                                    (11,889)      (8,017)     (61,355)     (48,800)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,037,507)   7,344,180     (533,161)   3,940,574
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity       74,042   10,768,454    1,655,212    6,573,829
Contract owners' equity at beginning of period         19,433,995    8,665,541   19,219,560   12,645,731
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $19,508,037  $19,433,995  $20,874,772  $19,219,560
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                        Global Allocation-A     Global Allocation-B
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $   29,889  $   28,007  $    83,937  $   37,227
Expenses:
   Mortality and expense risk and administration
   charges                                                42,099      42,263      185,180      89,313
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             (12,210)    (14,256)    (101,243)    (52,086)
Net realized gain (loss)                                 162,240      35,502      196,479     162,241
Unrealized appreciation (depreciation) during the
period                                                   156,714     102,314    1,205,196     191,076
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          306,744     123,560    1,300,432     301,231
Changes from principal transactions:
   Purchase payments                                       2,286       1,554    5,617,138   3,454,502
   Transfers between sub-accounts and the
   company                                               187,166     130,960    2,709,590     182,074
   Withdrawals                                          (661,403)   (300,377)    (154,006)    (75,265)
   Annual contract fee                                    (1,223)     (1,190)      (8,188)     (5,975)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (473,174)   (169,053)   8,164,534   3,555,336
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (166,430)    (45,493)   9,464,966   3,856,567
Contract owners' equity at beginning of period         2,807,193   2,852,686    7,720,254   3,863,687
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,640,763  $2,807,193  $17,185,220  $7,720,254
                                                      ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         Dynamic Growth- A        Dynamic Growth- B
                                                      -----------------------  ----------------------
                                                          2006        2005        2006        2005
                                                      -----------  ----------  ----------  ----------
Income:
   Dividends                                          $        --  $       --  $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 74,711      81,549      47,340      47,231
                                                      -----------  ----------  ----------  ----------
Net investment income (loss)                              (74,711)    (81,549)    (47,340)    (47,231)
Net realized gain (loss)                                  483,726     103,743     318,366     200,446
Unrealized appreciation (depreciation) during the
period                                                     19,095     472,703     (21,280)    143,155
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           428,110     494,897     249,746     296,370
Changes from principal transactions:
   Purchase payments                                       31,096      43,864      55,494     169,761
   Transfers between sub-accounts and the
   company                                               (600,251)   (444,579)   (120,612)   (325,251)
   Withdrawals                                           (646,718)   (373,191)   (467,497)    (93,275)
   Annual contract fee                                     (3,734)     (4,041)     (7,679)     (8,062)
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,219,607)   (777,947)   (540,294)   (256,827)
                                                      -----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity     (791,497)   (283,050)   (290,548)     39,543
Contract owners' equity at beginning of period          4,959,522   5,242,572   3,086,058   3,046,515
                                                      -----------  ----------  ----------  ----------
Contract owners' equity at end of period              $ 4,168,025  $4,959,522  $2,795,510  $3,086,058
                                                      ===========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                      Total Stock Market Index- A  Total Stock Market Index- B
                                                      ---------------------------  ---------------------------
                                                           2006        2005             2006        2005
                                                        ----------  ----------       ----------  ----------
Income:
   Dividends                                            $   27,939  $   20,278       $   85,175  $   57,250
Expenses:
   Mortality and expense risk and administration
   charges                                                  29,076      28,901          105,766     103,228
                                                        ----------  ----------       ----------  ----------
Net investment income (loss)                                (1,137)     (8,623)         (20,591)    (45,978)
Net realized gain (loss)                                   168,936      52,840          257,052     184,293
Unrealized appreciation (depreciation) during the
period                                                      58,243      17,730          586,445      85,226
                                                        ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            226,042      61,947          822,906     223,541
Changes from principal transactions:
   Purchase payments                                        53,703      43,909          310,067     216,047
   Transfers between sub-accounts and the
   company                                                  59,165     (56,741)         241,046    (216,258)
   Withdrawals                                            (352,474)   (110,369)        (735,381)   (245,409)
   Annual contract fee                                      (1,442)     (1,528)         (21,292)    (21,118)
                                                        ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (241,048)   (124,729)        (205,560)   (266,738)
                                                        ----------  ----------       ----------  ----------
Total increase (decrease) in contract owners' equity       (15,006)    (62,782)         617,346     (43,197)
Contract owners' equity at beginning of period           1,835,515   1,898,297        6,496,628   6,539,825
                                                        ----------  ----------       ----------  ----------
Contract owners' equity at end of period                $1,820,509  $1,835,515       $7,113,974  $6,496,628
                                                        ==========  ==========       ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            500 Index- A              500 Index- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $    77,934  $   171,042  $   141,001  $   248,509
Expenses:
   Mortality and expense risk and administration
   charges                                                134,151      171,134      288,709      285,103
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              (56,217)         (92)    (147,708)     (36,594)
Net realized gain (loss)                                  610,817    1,336,362      863,485    1,265,905
Unrealized appreciation (depreciation) during the
period                                                    405,077   (1,075,672)   1,468,982     (801,139)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           959,677      260,598    2,184,759      428,172
Changes from principal transactions:
   Purchase payments                                       67,407       62,005      696,126      857,396
   Transfers between sub-accounts and the
   company                                               (816,084)  (1,790,353)  (1,451,951)    (459,651)
   Withdrawals                                         (1,189,426)  (1,449,303)  (1,259,480)  (1,020,713)
   Annual contract fee                                     (5,212)      (6,889)     (48,171)     (46,231)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,943,315)  (3,184,540)  (2,063,476)    (669,199)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (983,638)  (2,923,942)     121,283     (241,027)
Contract owners' equity at beginning of period          9,930,056   12,853,998   18,514,359   18,755,386
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 8,946,418  $ 9,930,056  $18,635,642  $18,514,359
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         Mid Cap Index- A         Mid Cap Index- B
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $  113,460  $   84,986  $   355,814  $  233,944
Expenses:
   Mortality and expense risk and administration
   charges                                                35,484      34,658      119,080     103,323
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                              77,976      50,328      236,734     130,621
Net realized gain (loss)                                 155,876     257,611      474,517     247,824
Unrealized appreciation (depreciation) during the
period                                                   (68,507)    (86,524)    (199,535)    247,753
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          165,345     221,415      511,716     626,198
Changes from principal transactions:
   Purchase payments                                      15,978      12,168      460,755     371,577
   Transfers between sub-accounts and the
   company                                               451,378       5,172    2,693,687     210,509
   Withdrawals                                          (302,617)   (181,760)    (589,767)   (311,785)
   Annual contract fee                                    (1,734)     (1,766)     (20,807)    (19,769)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             163,005    (166,186)   2,543,868     250,532
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity     328,350      55,229    3,055,584     876,730
Contract owners' equity at beginning of period         2,255,761   2,200,532    7,184,846   6,308,116
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,584,111  $2,255,761  $10,240,430  $7,184,846
                                                      ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                        Small Cap Index- A      Small Cap Index- B
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $   52,455  $   74,025  $  190,757  $  230,422
Expenses:
   Mortality and expense risk and administration
   charges                                                25,058      27,310      99,491      93,316
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                              27,397      46,715      91,266     137,106
Net realized gain (loss)                                  83,452      93,758     288,767     272,364
Unrealized appreciation (depreciation) during the
period                                                   111,509    (117,423)    516,792    (325,186)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          222,358      23,050     896,825      84,284
Changes from principal transactions:
   Purchase payments                                       2,255      19,742     220,791     303,423
   Transfers between sub-accounts and the
   company                                                 7,619    (196,252)   (231,924)   (358,667)
   Withdrawals                                          (230,686)   (289,755)   (409,587)   (453,405)
   Annual contract fee                                    (1,308)     (1,504)    (19,252)    (19,131)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (222,120)   (467,769)   (439,972)   (527,780)
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity         238    (444,719)    456,853    (443,496)
Contract owners' equity at beginning of period         1,514,995   1,959,714   5,879,207   6,322,703
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $1,515,233  $1,514,995  $6,336,060  $5,879,207
                                                      ==========  ==========  ==========  ==========

See accompanying notes

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                       Capital Appreciation- A  Capital Appreciation- B
                                                      ------------------------  -----------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  ----------
Income:
   Dividends                                          $   148,109  $       --   $   356,627  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                153,817      23,860       155,223      45,309
                                                      -----------  ----------   -----------  ----------
Net investment income (loss)                               (5,708)    (23,860)      201,404     (45,309)
Net realized gain (loss)                                   58,367     111,952       219,346     168,068
Unrealized appreciation (depreciation) during the
period                                                    (61,934)     92,662      (436,949)    225,790
                                                      -----------  ----------   -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            (9,275)    180,754       (16,199)    348,549
Changes from principal transactions:
   Purchase payments                                       93,970      21,339       342,466     104,615
   Transfers between sub-accounts and the
   company                                             13,461,302     595,591    10,857,050     146,016
   Withdrawals                                         (1,590,560)   (184,913)   (1,734,963)   (135,418)
   Annual contract fee                                     (5,696)       (762)      (27,894)     (8,811)
                                                      -----------  ----------   -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           11,959,016     431,255     9,436,659     106,402
                                                      -----------  ----------   -----------  ----------
Total increase (decrease) in contract owners' equity   11,949,741     612,009     9,420,460     454,951
Contract owners' equity at beginning of period          1,998,801   1,386,792     3,233,242   2,778,291
                                                      -----------  ----------   -----------  ----------
Contract owners' equity at end of period              $13,948,542  $1,998,801   $12,653,702  $3,233,242
                                                      ===========  ==========   ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -----------------------------------------------
                                                         Health Sciences- A      Health Sciences- B
                                                      -----------------------  ----------------------
                                                         2006         2005        2006        2005
                                                      ----------   ----------  ----------  ----------
Income:
   Dividends                                          $  364,786   $  300,247  $  724,294  $  500,044
Expenses:
   Mortality and expense risk and administration
   charges                                                62,840       61,243     125,246     107,568
                                                      ----------   ----------  ----------  ----------
Net investment income (loss)                             301,946      239,004     599,048     392,476
Net realized gain (loss)                                 196,257      187,751     235,688     326,985
Unrealized appreciation (depreciation) during the
period                                                  (272,261)     (91,336)   (340,250)      6,042
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          225,942      335,419     494,486     725,503
Changes from principal transactions:
   Purchase payments                                      14,728       22,717     617,679     466,791
   Transfers between sub-accounts and the
   company                                               168,848     (360,428)    429,278    (141,498)
   Withdrawals                                          (320,368)    (402,472)   (900,815)   (173,831)
   Annual contract fee                                    (3,336)      (3,390)    (25,765)    (22,059)
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (140,128)    (743,573)    120,377     129,403
                                                      ----------   ----------  ----------  ----------
Total increase (decrease) in contract owners' equity      85,814     (408,154)    614,863     854,906
Contract owners' equity at beginning of period         3,936,572    4,344,726   7,781,740   6,926,834
                                                      ----------   ----------  ----------  ----------
Contract owners' equity at end of period              $4,022,386   $3,936,572  $8,396,603  $7,781,740
                                                      ==========   ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ----------------------------------------------
                                                       Financial Services- A   Financial Services- B
                                                      ----------------------  ----------------------
                                                         2006         2005       2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $    8,565  $    9,313  $    9,822  $    8,355
Expenses:
   Mortality and expense risk and administration
   charges                                                40,307      36,279      75,456      64,520
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             (31,742)    (26,966)    (65,634)    (56,165)
Net realized gain (loss)                                 209,829     123,958     350,169     182,215
Unrealized appreciation (depreciation) during the
period                                                   345,490      47,593     641,905     177,832
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          523,577     144,585     926,440     303,882
Changes from principal transactions:
   Purchase payments                                      14,910       4,130     495,589     237,540
   Transfers between sub-accounts and the
   company                                               822,604    (268,445)    505,388    (229,036)
   Withdrawals                                          (219,286)   (151,371)   (389,175)   (186,007)
   Annual contract fee                                    (1,747)     (1,552)    (13,439)    (12,248)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             616,481    (417,238)    598,363    (189,751)
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity   1,140,058    (272,653)  1,524,803     114,131
Contract owners' equity at beginning of period         2,331,973   2,604,626   4,302,732   4,188,601
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $3,472,031  $2,331,973  $5,827,535  $4,302,732
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      -------------------------------------------------
                                                      Quantitative Mid Cap- A  Quantitative  Mid Cap- B
                                                      -----------------------  ------------------------
                                                          2006        2005          2006        2005
                                                       ---------  -----------    ----------  ----------
Income:
   Dividends                                           $ 182,721  $        --    $  408,660  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 8,832       25,961        20,180      24,615
                                                       ---------  -----------    ----------  ----------
Net investment income (loss)                             173,889      (25,961)      388,480     (24,615)
Net realized gain (loss)                                   4,237      364,585       (45,860)    238,764
Unrealized appreciation (depreciation) during the
period                                                  (167,098)    (139,024)     (328,794)    (43,477)
                                                       ---------  -----------    ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           11,028      199,600        13,826     170,672
Changes from principal transactions:
   Purchase payments                                       5,459        4,440        13,924      79,333
   Transfers between sub-accounts and the
   company                                               (94,949)    (942,617)     (142,560)    (95,941)
   Withdrawals                                           (94,431)    (299,602)     (121,458)    (86,353)
   Annual contract fee                                      (626)      (1,282)       (3,430)     (2,778)
                                                       ---------  -----------    ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (184,547)  (1,239,061)     (253,524)   (105,739)
                                                       ---------  -----------    ----------  ----------
Total increase (decrease) in contract owners' equity    (173,519)  (1,039,461)     (239,698)     64,933
Contract owners' equity at beginning of period           646,652    1,686,113     1,350,841   1,285,908
                                                       ---------  -----------    ----------  ----------
Contract owners' equity at end of period               $ 473,133  $   646,652    $1,111,143  $1,350,841
                                                       =========  ===========    ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         All Cap Value- A         All Cap Value- B
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $  865,121  $  163,835  $ 1,949,551  $  317,669
Expenses:
   Mortality and expense risk and administration
   charges                                                63,454      58,689      141,648     129,909
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             801,667     105,146    1,807,903     187,760
Net realized gain (loss)                                 109,751     232,603      206,873     459,445
Unrealized appreciation (depreciation) during the
period                                                  (477,458)   (137,124)  (1,051,207)   (329,093)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          433,960     200,625      963,569     318,112
Changes from principal transactions:
   Purchase payments                                      15,482      59,165      445,421     706,863
   Transfers between sub-accounts and the
   company                                               132,078     437,493      151,154    (293,481)
   Withdrawals                                          (487,004)   (274,657)  (1,176,159)   (366,994)
   Annual contract fee                                    (2,234)     (2,493)     (26,411)    (26,028)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (341,678)    219,508     (605,995)     20,360
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity      92,282     420,133      357,574     338,472
Contract owners' equity at beginning of period         3,790,652   3,370,519    8,417,115   8,078,643
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $3,882,934  $3,790,652  $ 8,774,689  $8,417,115
                                                      ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ------------------------------------------------
                                                      Strategic Value- A (11)  Strategic Value- B (11)
                                                      -----------------------  -----------------------
                                                          2006        2005         2006        2005
                                                      -----------  ----------  -----------  ----------
Income:
   Dividends                                          $   354,060  $  159,518  $ 1,158,165  $  405,299
Expenses:
   Mortality and expense risk and administration
   charges                                                 21,649      25,704       61,480      67,009
                                                      -----------  ----------  -----------  ----------
Net investment income (loss)                              332,411     133,814    1,096,685     338,290
Net realized gain (loss)                                  (36,729)     14,810     (500,570)     51,831
Unrealized appreciation (depreciation) during the
period                                                   (163,701)   (178,750)    (195,560)   (482,618)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           131,981     (30,126)     400,555     (92,497)
Changes from principal transactions:
   Purchase payments                                       20,503      38,933      190,123     342,768
   Transfers between sub-accounts and the
   company                                             (1,400,116)   (123,022)  (4,976,954)    415,526
   Withdrawals                                           (217,544)   (135,831)    (160,892)    (68,918)
   Annual contract fee                                     (1,235)     (1,445)     (14,702)    (15,673)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,598,392)   (221,365)  (4,962,425)    673,703
                                                      -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity   (1,466,411)   (251,491)  (4,561,870)    581,206
Contract owners' equity at beginning of period          1,466,411   1,717,902    4,561,870   3,980,664
                                                      -----------  ----------  -----------  ----------
Contract owners' equity at end of period              $        --  $1,466,411  $        --  $4,561,870
                                                      ===========  ==========  ===========  ==========

(11) On December 4, 2006, the Strategic Value - A sub-account and Strategic Value - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                           Utilities- A            Utilities- B
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $  564,497  $  232,904  $  856,752  $  244,447
Expenses:
   Mortality and expense risk and administration
   charges                                                65,879      56,772     102,281      68,333
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             498,618     176,132     754,471     176,114
Net realized gain (loss)                                 234,132     381,852     350,344     331,896
Unrealized appreciation (depreciation) during the
period                                                   369,470     (71,706)    529,876      80,146
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                        1,102,220     486,278   1,634,691     588,156
Changes from principal transactions:
   Purchase payments                                      34,234      37,174     875,445   1,045,045
   Transfers between sub-accounts and the
   company                                               786,244     (77,193)    224,930     471,253
   Withdrawals                                          (215,488)   (264,753)   (226,231)   (127,663)
   Annual contract fee                                    (3,301)     (2,532)    (12,308)    (11,111)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             601,689    (307,304)    861,836   1,377,524
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity   1,703,909     178,974   2,496,527   1,965,680
Contract owners' equity at beginning of period         3,647,241   3,468,267   5,065,862   3,100,182
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $5,351,150  $3,647,241  $7,562,389  $5,065,862
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                          Mid Cap Value- A          Mid Cap Value- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,930,482  $   460,085  $ 4,172,961  $   818,865
Expenses:
   Mortality and expense risk and administration
   charges                                                173,091      189,501      381,085      363,821
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            1,757,391      270,584    3,791,876      455,044
Net realized gain (loss)                                  816,324      605,977    1,014,969    1,185,021
Unrealized appreciation (depreciation) during the
period                                                 (1,520,521)    (152,667)  (2,561,998)    (253,272)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,053,194      723,894    2,244,847    1,386,793
Changes from principal transactions:
   Purchase payments                                       54,562       76,178    1,084,736    2,869,946
   Transfers between sub-accounts and the
   company                                               (838,414)     945,406   (1,888,772)    (843,542)
   Withdrawals                                         (2,054,098)  (1,217,135)  (1,727,171)    (711,870)
   Annual contract fee                                     (7,630)      (7,591)     (65,460)     (65,463)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,845,580)    (203,142)  (2,596,667)   1,249,071
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,792,386)     520,752     (351,820)   2,635,864
Contract owners' equity at beginning of period         12,242,727   11,721,975   24,444,304   21,808,440
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $10,450,341  $12,242,727  $24,092,484  $24,444,304
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                        Fundamental Value- A     Fundamental Value- B
                                                      -----------------------  ------------------------
                                                          2006        2005         2006         2005
                                                      -----------  ----------  -----------  -----------
Income:
   Dividends                                          $   383,296  $   43,898  $ 1,097,954  $    40,532
Expenses:
   Mortality and expense risk and administration
   charges                                                147,822     156,864      474,209      310,922
                                                      -----------  ----------  -----------  -----------
Net investment income (loss)                              235,474    (112,966)     623,745     (270,390)
Net realized gain (loss)                                  731,872     379,066    1,071,362      524,961
Unrealized appreciation (depreciation) during the
period                                                     96,211     373,515    1,972,672    1,183,605
                                                      -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,063,557     639,615    3,667,779    1,438,176
Changes from principal transactions:
   Purchase payments                                       19,232      48,066    7,901,600    4,742,426
   Transfers between sub-accounts and the
   company                                                126,327     (33,416)   2,636,558    1,071,013
   Withdrawals                                         (1,675,092)   (839,375)  (1,150,940)    (543,476)
   Annual contract fee                                     (6,075)     (5,951)     (58,500)     (46,221)
                                                      -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,535,608)   (830,676)   9,328,718    5,223,742
                                                      -----------  ----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (472,051)   (191,061)  12,996,497    6,661,918
Contract owners' equity at beginning of period          9,548,498   9,739,559   23,935,360   17,273,442
                                                      -----------  ----------  -----------  -----------
Contract owners' equity at end of period              $ 9,076,447  $9,548,498  $36,931,857  $23,935,360
                                                      ===========  ==========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                        Emerging Growth- B    Natural Resources- B
                                                      --------------------  ------------------------
                                                         2006       2005        2006        2005
                                                      ----------  --------  -----------  -----------
Income:
   Dividends                                          $  551,446  $     --  $ 2,779,707  $   166,699
Expenses:
   Mortality and expense risk and administration
   charges                                                22,396    11,040      231,171      136,811
                                                      ----------  --------  -----------  -----------
Net investment income (loss)                             529,050   (11,040)   2,548,536       29,888
Net realized gain (loss)                                (216,140)   27,072    2,088,004      960,722
Unrealized appreciation (depreciation) during the
period                                                  (229,817)   29,010   (2,477,972)   2,046,008
                                                      ----------  --------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           83,093    45,042    2,158,568    3,036,618
Changes from principal transactions:
   Purchase payments                                      58,163    85,774    2,047,844    1,102,006
   Transfers between sub-accounts and the
   company                                               639,513   122,522   (1,120,223)   3,193,709
   Withdrawals                                          (250,229)  (21,871)    (919,851)    (388,008)
   Annual contract fee                                    (4,229)   (2,321)     (29,830)     (18,420)
                                                      ----------  --------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             443,218   184,104      (22,060)   3,889,287
                                                      ----------  --------  -----------  -----------
Total increase (decrease) in contract owners' equity     526,311   229,146    2,136,508    6,925,905
Contract owners' equity at beginning of period           899,544   670,398   12,127,398    5,201,493
                                                      ----------  --------  -----------  -----------
Contract owners' equity at end of period              $1,425,855  $899,544  $14,263,906  $12,127,398
                                                      ==========  ========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ------------------------------------------------
                                                        Mid Cap Core- B (12)    Quantitative All Cap-B
                                                      ------------------------  ----------------------
                                                         2006          2005          2006      2005
                                                      -----------  -----------    ---------  --------
Income:
   Dividends                                          $   856,482  $   458,834    $  47,664  $ 49,430
Expenses:
   Mortality and expense risk and administration
   charges                                                 51,224       61,756        8,066     7,194
                                                      -----------  -----------    ---------  --------
Net investment income (loss)                              805,258      397,078       39,598    42,236
Net realized gain (loss)                                 (482,446)      86,331       21,324    10,620
Unrealized appreciation (depreciation) during the
period                                                    (84,254)    (377,303)       4,337   (19,966)
                                                      -----------  -----------     --------  --------
Net increase (decrease) in contract owners equity
from operations                                           238,558      106,106       65,259    32,890
Changes from principal transactions:
   Purchase payments                                      358,262      382,615       15,512    92,644
   Transfers between sub-accounts and the
   company                                             (3,664,020)  (1,532,573)    (165,658)  164,959
   Withdrawals                                           (283,312)    (176,989)     (20,257)  (10,540)
   Annual contract fee                                     (9,494)     (13,194)      (1,610)   (1,453)
                                                      -----------  -----------    ---------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,598,564)  (1,340,141)    (172,013)  245,610
                                                      -----------  -----------    -------------------
Total increase (decrease) in contract owners' equity   (3,360,006)  (1,234,035)    (106,754)  278,500
Contract owners' equity at beginning of period          3,360,006    4,594,041      630,807   352,307
                                                      -----------  -----------    ---------  --------
Contract owners' equity at end of period              $        --  $ 3,360,006    $ 524,053  $630,807
                                                      ===========  ===========    =========  ========

(12) On December 4, 2006, the Mid Cap Core B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      -----------------------------------------------
                                                                                     Small Cap
                                                        Large Cap Value- B     Opportunities- A (13)
                                                      -----------------------  ----------------------
                                                          2006        2005        2006        2005
                                                      -----------  ----------  ----------  ----------
Income:
   Dividends                                          $   472,260  $       --  $  145,456  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 97,273      61,471      67,080      47,712
                                                      -----------  ----------  ----------  ----------
Net investment income (loss)                              374,987     (61,471)     78,376     (47,712)
Net realized gain (loss)                               (1,324,245)    240,815     226,036     810,426
Unrealized appreciation (depreciation) during the
period                                                    (27,560)    365,134      80,123     587,353
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          (976,818)    544,478     384,535   1,350,067
Changes from principal transactions:
   Purchase payments                                      650,257     520,126       4,724       3,380
   Transfers between sub-accounts and the
   company                                              4,490,143   1,742,067    (252,454)  3,821,147
   Withdrawals                                           (415,753)   (396,240)   (744,885)   (586,078)
   Annual contract fee                                    (12,060)     (8,598)     (1,831)     (1,469)
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            4,712,587   1,857,355    (994,446)  3,236,980
                                                      -----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    3,735,769   2,401,833    (609,911)  4,587,047
Contract owners' equity at beginning of period          4,958,669   2,556,836   4,587,047           0
                                                      -----------  ----------  ----------  ----------
Contract owners' equity at end of period              $ 8,694,438  $4,958,669  $3,977,136  $4,587,047
                                                      ===========  ==========  ==========  ==========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                      Small Cap Opportunities- B    Special Value- B
                                                      --------------------------  --------------------
                                                           2006        2005          2006       2005
                                                        ----------  ----------    ---------  ---------
Income:
   Dividends                                            $  272,048  $   55,557    $  88,478  $   3,508
Expenses:
   Mortality and expense risk and administration
   charges                                                 136,613     101,872       12,873     13,968
                                                        ----------  ----------    ---------  ---------
Net investment income (loss)                               135,435     (46,315)      75,605    (10,460)
Net realized gain (loss)                                   319,175    (485,854)      27,564     40,014
Unrealized appreciation (depreciation) during the
period                                                     235,631     863,421      (44,329)     3,279
                                                        ----------  ----------    ---------  ---------
Net increase (decrease) in contract owners equity
from operations                                            690,241     331,252       58,840     32,833
Changes from principal transactions:
   Purchase payments                                       780,978     360,180       46,611     59,408
   Transfers between sub-accounts and the
   company                                                (551,108)  5,422,246      (59,057)     7,552
   Withdrawals                                            (447,529)   (190,461)    (121,444)  (143,859)
   Annual contract fee                                     (29,352)    (20,531)      (1,404)    (2,036)
                                                        ----------  ----------    ---------  ---------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (247,011)  5,571,434     (135,294)   (78,935)
                                                        ----------  ----------    ---------  ---------
Total increase (decrease) in contract owners' equity       443,230   5,902,686      (76,454)   (46,102)
Contract owners' equity at beginning of period           8,363,315   2,460,629      811,017    857,119
                                                        ----------  ----------    ---------  ---------
Contract owners' equity at end of period                $8,806,545  $8,363,315    $ 734,563  $ 811,017
                                                        ==========  ==========    =========  =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                         Real Return Bond- B    American International- B
                                                      ------------------------  -------------------------
                                                          2006         2005          2006         2005
                                                      -----------  -----------   -----------  -----------
Income:
   Dividends                                          $   606,271  $   648,867   $ 1,313,186  $ 2,587,932
Expenses:
   Mortality and expense risk and administration
   charges                                                215,117      247,904     1,249,358      614,944
                                                      -----------  -----------   -----------  -----------
Net investment income (loss)                              391,154      400,963        63,828    1,972,988
Net realized gain (loss)                                 (148,287)     228,570     2,847,679      752,610
Unrealized appreciation (depreciation) during the
period                                                   (434,936)    (698,824)    8,762,244    5,710,075
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          (192,069)     (69,291)   11,673,751    8,435,673
Changes from principal transactions:
   Purchase payments                                      254,074    1,095,990    24,790,953   23,766,350
   Transfers between sub-accounts and the
   company                                             (3,425,010)   3,690,240     5,713,158    5,749,944
   Withdrawals                                         (2,195,885)    (647,411)   (5,421,311)  (1,330,197)
   Annual contract fee                                    (30,738)     (31,791)      (77,995)     (39,388)
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,397,559)   4,107,028    25,004,805   28,146,709
                                                      -----------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity   (5,589,628)   4,037,737    36,678,556   36,582,382
Contract owners' equity at beginning of period         16,444,746   12,407,009    58,260,081   21,677,699
                                                      -----------  -----------   -----------  -----------
Contract owners' equity at end of period              $10,855,118  $16,444,746   $94,938,637  $58,260,081
                                                      ===========  ===========   ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                                                     American Blue Chip
                                                         American Growth- B          Income & Growth- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  1,068,507  $     83,653  $   421,912  $ 1,895,911
Expenses:
   Mortality and expense risk and administration
   charges                                               2,193,255     1,191,642      316,716      277,090
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            (1,124,748)   (1,107,989)     105,196    1,618,821
Net realized gain (loss)                                 3,175,803     1,232,420      514,031   (1,835,456)
Unrealized appreciation (depreciation) during the
period                                                   8,337,417    11,256,349    2,165,784   (1,025,325)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         10,388,472    11,380,780    2,785,011   (1,241,960)
Changes from principal transactions:
   Purchase payments                                    38,400,115    42,436,636      751,565    3,115,741
   Transfers between sub-accounts and the
   company                                               9,356,140     8,516,160      523,928      267,421
   Withdrawals                                          (6,916,761)   (2,379,388)  (1,561,435)    (917,613)
   Annual contract fee                                    (167,805)     (120,358)     (51,212)     (46,288)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            40,671,689    48,453,050     (337,154)   2,419,261
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity    51,060,161    59,833,830    2,447,857    1,177,301
Contract owners' equity at beginning of period         109,808,347    49,974,517   18,446,369   17,269,068
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $160,868,508  $109,808,347  $20,894,226  $18,446,369
                                                      ============  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                       American Growth Income-B  American Bond Fund- B (14)
                                                      -------------------------  --------------------------
                                                          2006          2005          2006         2005
                                                      ------------  -----------   -----------  -----------
Income:
   Dividends                                          $  1,224,110  $   274,067   $        --  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                               1,914,716    1,005,471       808,940       68,523
                                                      ------------  -----------   -----------  -----------
Net investment income (loss)                              (690,606)    (731,404)     (808,940)     (68,523)
Net realized gain (loss)                                 1,903,390      361,746       (21,850)   2,123,654
Unrealized appreciation (depreciation) during the
period                                                  13,162,582    3,635,898     3,363,463       98,216
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         14,375,366    3,266,240     2,532,673    2,153,347
Changes from principal transactions:
   Purchase payments                                    37,322,905   43,086,413    37,946,958   16,177,038
   Transfers between sub-accounts and the
   company                                               5,271,952    9,482,333    12,222,254    4,178,612
   Withdrawals                                          (6,806,996)  (2,784,772)   (1,094,851)     (60,549)
   Annual contract fee                                    (103,307)     (72,242)       (3,262)        (335)
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            35,684,554   49,711,732    49,071,099   20,294,766
                                                      ------------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity    50,059,920   52,977,972    51,603,772   22,448,113
Contract owners' equity at beginning of period          92,410,245   39,432,273    22,448,113            0
                                                      ------------  -----------   -----------  -----------
Contract owners' equity at end of period              $142,470,165  $92,410,245   $74,051,885  $22,448,113
                                                      ============  ===========   ===========  ===========

(14) On August 1, 2005, the American Bond - B sub-account commenced operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ------------------------------------------------------
                                                      American Century-Small Company    PIMCO VIT All Asset
                                                      ------------------------------  ----------------------
                                                              2006      2005             2006        2005
                                                           ---------  --------        ----------  ----------
Income:
   Dividends                                               $  48,177  $ 10,636        $  266,753  $  194,421
Expenses:
   Mortality and expense risk and administration
   charges                                                     5,324     6,264            84,597      63,203
                                                           ---------  --------        ----------  ----------
Net investment income (loss)                                  42,853     4,372           182,156     131,218
Net realized gain (loss)                                      12,100     1,468            38,053      34,884
Unrealized appreciation (depreciation) during the
period                                                       (36,782)   19,987           (91,052)     15,375
                                                           ---------  --------        ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                               18,171    25,827           129,157     181,477
Changes from principal transactions:
   Purchase payments                                          16,617    84,310           464,203     471,216
   Transfers between sub-accounts and the
   company                                                  (225,490)  340,765          (746,652)  2,727,188
   Withdrawals                                               (36,748)   (9,287)         (475,226)   (153,862)
   Annual contract fee                                          (585)     (414)          (14,660)     (6,723)
                                                           ---------  --------        ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                (246,206)  415,374          (772,335)  3,037,819
                                                           ---------  --------        ----------  ----------
Total increase (decrease) in contract owners' equity        (228,035)  441,201          (643,178)  3,219,296
Contract owners' equity at beginning of period               507,868    66,667         5,434,732   2,215,436
                                                           ---------  --------        ----------  ----------
Contract owners' equity at end of period                   $ 279,833  $507,868        $4,791,554  $5,434,732
                                                           =========  ========        ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      ----------------------------------------------
                                                         LMFC Core Equity        PIM Classic Value
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $  371,850  $       --  $   60,188  $   63,264
Expenses:
   Mortality and expense risk and administration
   charges                                                92,645      58,064      28,716      17,686
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             279,205     (58,064)     31,472      45,578
Net realized gain (loss)                                  34,543     107,153      88,125      20,045
Unrealized appreciation (depreciation) during the
period                                                   (48,854)    259,595     141,272      29,521
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          264,894     308,684     260,869      95,144
Changes from principal transactions:
   Purchase payments                                     506,742   2,568,696     311,420     328,094
   Transfers between sub-accounts and the
   company                                               781,179     697,418     599,138     104,214
   Withdrawals                                          (290,920)    (96,009)    (55,274)    (11,443)
   Annual contract fee                                    (5,381)       (677)     (1,246)       (106)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             991,620   3,169,428     854,038     420,759
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity   1,256,514   3,478,112   1,114,907     515,903
Contract owners' equity at beginning of period         5,273,370   1,795,258   1,274,094     758,191
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $6,529,884  $5,273,370  $2,389,001  $1,274,094
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                    Sub-Account
                                                      ------------------------------------------
                                                                          U.S. Global Leaders
                                                      Quantitative Value     Growth- A (13)
                                                      ------------------  ----------------------
                                                        2006      2005       2006        2005
                                                      --------  --------  ----------  ----------
Income:
   Dividends                                          $ 25,266  $  3,251  $   15,395  $   31,049
Expenses:
   Mortality and expense risk and administration
   charges                                               3,550     1,840      26,759      19,579
                                                      --------  --------  ----------  ----------
Net investment income (loss)                            21,716     1,411     (11,364)     11,470
Net realized gain (loss)                                (6,957)      407       4,981      20,342
Unrealized appreciation (depreciation) during the
period                                                   7,749       320       3,021     102,256
                                                      --------  --------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         22,508     2,138      (3,362)    134,068
Changes from principal transactions:
   Purchase payments                                         0   107,275       7,914       1,100
   Transfers between sub-accounts and the
   company                                              48,874   (83,272)     (1,362)  1,610,477
   Withdrawals                                          (3,594)   (9,393)   (132,053)    (70,375)
   Annual contract fee                                    (392)     (554)     (1,715)     (1,045)
                                                      --------  --------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            44,888    14,056    (127,216)  1,540,157
                                                      --------  --------  ----------  ----------
Total increase (decrease) in contract owners' equity    67,396    16,194    (130,578)  1,674,225
Contract owners' equity at beginning of period         123,912   107,718   1,674,225           0
                                                      --------  --------  ----------  ----------
Contract owners' equity at end of period              $191,308  $123,912  $1,543,647  $1,674,225
                                                      ========  ========  ==========  ==========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                        U.S. Global Leaders        John Hancock
                                                             Growth- B           Strategic Income
                                                      ----------------------  ----------------------
                                                          2006       2005        2006         2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $   41,110  $   77,720  $   65,060  $   64,464
Expenses:
   Mortality and expense risk and administration
   charges                                                67,324      52,569      35,485      22,506
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             (26,214)     25,151      29,575      41,958
Net realized gain (loss)                                  51,514      14,972      13,230       2,627
Unrealized appreciation (depreciation) during the
period                                                   (28,664)    258,262        (369)    (33,686)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           (3,364)    298,385      42,436      10,899
Changes from principal transactions:
   Purchase payments                                      86,836     412,467     112,712     509,783
   Transfers between sub-accounts and the
   company                                              (562,212)  3,366,414     596,580     478,448
   Withdrawals                                          (176,294)    (82,851)   (224,424)    (25,832)
   Annual contract fee                                   (10,010)     (7,232)     (2,232)       (328)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (661,680)  3,688,798     482,636     962,071
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    (665,044)  3,987,183     525,072     972,970
Contract owners' equity at beginning of period         4,576,232     589,049   1,718,510     745,540
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $3,911,188  $4,576,232  $2,243,582  $1,718,510
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ----------------------------------------------
                                                      John Hancock Intl' Eq   John Hancock Intl' Eq
                                                           Index- A (15)           Index- B (15)
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  -----------
Income:
   Dividends                                          $   24,117  $   81,598  $   50,744  $  216,386
Expenses:
   Mortality and expense risk and administration
   charges                                                23,124      14,357      57,311      39,430
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                                 993      67,241      (6,567)    176,956
Net realized gain (loss)                                 101,943      52,007     144,078      65,492
Unrealized appreciation (depreciation) during the
period                                                   210,630       1,152     614,466     123,557
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          313,566     120,400     751,977     366,005
Changes from principal transactions:
   Purchase payments                                       9,603       8,799     165,046     414,759
   Transfers between sub-accounts and the
   company                                               468,292      59,449     318,854     (72,890)
   Withdrawals                                          (169,322)   (106,470)   (199,673)    (58,120)
   Annual contract fee                                      (792)       (744)    (11,380)     (8,193)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             307,781     (38,966)    272,847     275,556
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity     621,347      81,434   1,024,824     641,561
Contract owners' equity at beginning of period         1,087,074   1,005,640   3,077,328   2,435,767
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $1,708,421  $1,087,074  $4,102,152  $3,077,328
                                                      ==========  ==========  ==========  ==========

(14) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                         Active Bond- A (13)       Active Bond-B (12)
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   266,708  $    25,253  $ 1,630,598  $   141,673
Expenses:
   Mortality and expense risk and administration
   charges                                                148,494      113,766    1,010,529      614,408
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              118,214      (88,513)     620,069     (472,735)
Net realized gain (loss)                                   17,125       13,544     (159,193)     (39,589)
Unrealized appreciation (depreciation) during the
period                                                    112,153      134,635      930,155      578,289
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           247,492       59,666    1,391,031       65,965
Changes from principal transactions:
   Purchase payments                                       36,496        6,735    3,001,154   16,016,427
   Transfers between sub-accounts and the
   company                                               (656,928)  11,186,344      524,626   48,032,511
   Withdrawals                                         (1,241,941)  (1,029,999)  (4,175,660)    (889,323)
   Annual contract fee                                     (4,944)      (3,360)     (40,977)     (10,420)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,867,317)  10,159,720     (690,857)  63,149,195
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,619,825)  10,219,386      700,174   63,215,160
Contract owners' equity at beginning of period         10,219,386            0   63,215,160            0
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 8,599,561  $10,219,386  $63,915,334  $63,215,160
                                                      ===========  ===========  ===========  ===========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ---------------------------------------------------------
                                                                                    Independence Investment LLC
                                                      CGTC Overseas Equity- B (13)        Small Cap-B (13)
                                                      ----------------------------  ---------------------------
                                                             2006      2005                2006     2005
                                                           --------  --------            -------  -------
Income:
   Dividends                                               $ 22,005  $  1,778            $ 7,986  $    --
Expenses:
   Mortality and expense risk and administration
   charges                                                    9,851       768              1,267      224
                                                           --------  --------            -------  -------
Net investment income (loss)                                 12,154     1,010              6,719     (224)
Net realized gain (loss)                                     19,307     4,871             (3,307)     120
Unrealized appreciation (depreciation) during the
period                                                       60,669     7,950             (3,429)   1,741
                                                           --------  --------            -------  -------
Net increase (decrease) in contract owners equity
from operations                                              92,130    13,831                (17)   1,637
Changes from principal transactions:
   Purchase payments                                        220,178    61,421             11,032      500
   Transfers between sub-accounts and the
   company                                                  386,615    95,528              2,191   58,069
   Withdrawals                                              (46,827)     (877)            (1,646)       0
   Annual contract fee                                       (1,588)     (163)              (211)      (7)
                                                           --------  --------            -------  -------
Net increase (decrease) in contract owners' equity
from principal transactions:                                558,378   155,909             11,366   58,562
                                                           --------  --------            -------  -------
Total increase (decrease) in contract owners' equity        650,508   169,740             11,349   60,199
Contract owners' equity at beginning of period              169,740         0             60,199        0
                                                           --------  --------            -------  -------
Contract owners' equity at end of period                   $820,248  $169,740            $71,548  $60,199
                                                           ========  ========            =======  =======

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Marisco International
                                                      Opportunities- B (13)  T Rowe Price Mid Value- B (13)
                                                      ---------------------  ------------------------------
                                                         2006       2005             2006       2005
                                                      ----------  --------        ----------  --------
Income:
   Dividends                                          $   64,504  $     --        $   45,662  $    803
Expenses:
   Mortality and expense risk and administration
   charges                                                25,699     2,869            11,431       551
                                                      ----------  --------        ----------  --------
Net investment income (loss)                              38,805    (2,869)           34,231       252
Net realized gain (loss)                                  22,125    17,293             5,623       165
Unrealized appreciation (depreciation) during the
period                                                   256,056    66,290            86,774     2,907
                                                      ----------  --------        ----------  --------
Net increase (decrease) in contract owners equity
from operations                                          316,986    80,714           126,628     3,324
Changes from principal transactions:
   Purchase payments                                     471,657    86,675           270,357    91,005
   Transfers between sub-accounts and the
   company                                             1,861,746   437,323           605,884    94,503
   Withdrawals                                          (156,343)   (3,951)          (42,433)   (1,237)
   Annual contract fee                                    (2,619)      (83)             (962)      (21)
                                                      ----------  --------        ----------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                           2,174,441   519,964           832,846   184,250
                                                      ----------  --------        ----------  --------
Total increase (decrease) in contract owners' equity   2,491,427   600,678           959,474   187,574
Contract owners' equity at beginning of period           600,678         0           187,574         0
                                                      ----------  --------        ----------  --------
Contract owners' equity at end of period              $3,092,105  $600,678        $1,147,048  $187,574
                                                      ==========  ========        =========   ========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                   Sub-Account
                                                      --------------------------------------
                                                           UBS Large        U.S. High Yield
                                                          Cap-  B(13)          Bond- B (13)
                                                      -------------------  -----------------
                                                         2006      2005      2006      2005
                                                      ---------  --------  --------  -------
Income:
   Dividends                                          $   2,541  $     --  $  3,446  $    --
Expenses:
   Mortality and expense risk and administration
   charges                                                1,560       205     2,126      175
                                                      ---------  --------  --------  -------
Net investment income (loss)                                981      (205)    1,320     (175)
Net realized gain (loss)                                  3,416         7       637        6
Unrealized appreciation (depreciation) during the
period                                                   10,491     2,094     8,668      922
                                                      ---------  --------  --------  -------
Net increase (decrease) in contract owners equity
from operations                                          14,888     1,896    10,625      753
Changes from principal transactions:
   Purchase payments                                      6,976    16,500     4,302    3,215
   Transfers between sub-accounts and the
   company                                               27,834    82,689   214,715   63,635
   Withdrawals                                             (523)        0   (10,750)    (259)
   Annual contract fee                                     (397)        0       (36)       0
                                                      ---------  --------  --------  -------
Net increase (decrease) in contract owners' equity
from principal transactions:                             33,890    99,189   208,231   66,591
                                                      ---------  --------  --------  -------
Total increase (decrease) in contract owners' equity     48,778   101,085   218,856   67,344
Contract owners' equity at beginning of period          101,085         0    67,344        0
                                                      ---------  --------  --------  -------
Contract owners' equity at end of period              $ 149,863  $101,085  $286,200  $67,344
                                                      =========  ========  ========  =======

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      ------------------------------------------
                                                      Wellington Small Cap  Wellington Small Cap
                                                         Growth- B (13)         Value-B (13)
                                                      --------------------  --------------------
                                                         2006       2005       2006       2005
                                                      ----------  --------  ----------  --------
Income:
   Dividends                                          $       --  $  4,582  $  251,761  $  4,794
Expenses:
   Mortality and expense risk and administration
   charges                                                17,618     1,725      25,622     3,456
                                                      ----------  --------  ----------  --------
Net investment income (loss)                             (17,618)    2,857     226,139     1,338
Net realized gain (loss)                                  48,389     1,457     (74,427)    3,155
Unrealized appreciation (depreciation) during the
period                                                    57,102    22,448     102,762     4,349
                                                      ----------  --------  ----------  --------
Net increase (decrease) in contract owners equity
from operations                                           87,873    26,762     254,474     8,842
Changes from principal transactions:
   Purchase payments                                     299,467    72,226     294,001   238,855
   Transfers between sub-accounts and the
   company                                               436,606   379,134     903,361   582,700
   Withdrawals                                           (27,769)      (28)    (97,958)   (2,778)
   Annual contract fee                                    (1,289)     (138)     (1,740)     (147)
                                                      ----------  --------  ----------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                             707,015   451,194   1,097,664   818,630
                                                      ----------  --------  ----------  --------
Total increase (decrease) in contract owners' equity     794,888   477,956   1,352,138   827,472
Contract owners' equity at beginning of period           477,956         0     827,472         0
                                                      ----------  --------  ----------  --------
Contract owners' equity at end of period              $1,272,844  $477,956  $2,179,610  $827,472
                                                      ==========  ========  ==========  ========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Sub-Account
                                                      ---------------------------------------------------------

                                                      Wells Capital Core         Index             Large Cap
                                                          Bond-B (13)      Allocation - B (16)   Value - A (17)
                                                      ------------------  --------------------  ---------------
                                                         2006      2005           2006               2006
                                                      ---------  -------  --------------------  ---------------
Income:
   Dividends                                          $   3,170  $    --      $   130,376          $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                3,263      430           65,347               3,702
                                                      ---------  -------      -----------          ----------
Net investment income (loss)                                (93)    (430)          65,029              (3,702)
Net realized gain (loss)                                  4,926      (47)          (3,785)          1,756,598
Unrealized appreciation (depreciation) during the
period                                                    4,788      336          560,089              46,682
                                                      ---------  -------      -----------          ----------
Net increase (decrease) in contract owners equity
from operations                                           9,621     (141)         621,333           1,799,578
Changes from principal transactions:
   Purchase payments                                          0   45,250        7,833,175               3,681
   Transfers between sub-accounts and the
   company                                              252,364   39,407        4,560,581           1,214,311
   Withdrawals                                         (135,738)       0          (14,046)            (23,796)
   Annual contract fee                                      (21)      --             (489)               (770)
                                                      ---------  -------      -----------          ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            116,605   84,657       12,379,221           1,193,426
                                                      ---------  -------      -----------          ----------
Total increase (decrease) in contract owners' equity    126,226   84,516       13,000,554           2,993,004
Contract owners' equity at beginning of period           84,516       --               --                  --
                                                      ---------  -------      -----------          ----------
Contract owners' equity at end of period              $ 210,742  $84,516      $13,000,554          $2,993,004
                                                      =========  =======      ===========          ==========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(16) Commencement of Operations, February 16, 2006, through a vote of the Board of Directors.

(17) Commencement of Operations, December 1, 2006, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Scudder Capital Growth-B  Scudder Global Discovery- B
                                                      ------------------------  ---------------------------
                                                          2006        2005           2006         2005
                                                       ----------  ----------     ----------  ----------
Income:
   Dividends                                           $   10,213  $    9,199     $   24,506  $    5,077
Expenses:
   Mortality and expense risk and administration
   charges                                                 87,477      65,729         43,806      26,954
                                                       ----------  ----------     ----------  ----------
Net investment income (loss)                              (77,264)    (56,530)       (19,300)    (21,877)
Net realized gain (loss)                                  140,011      84,514        173,536      72,674
Unrealized appreciation (depreciation) during the
period                                                    264,363     451,187        336,614     248,719
                                                       ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           327,110     479,171        490,850     299,516
Changes from principal transactions:
   Purchase payments                                       52,186     134,882         26,573      76,184
   Transfers between sub-accounts and the
   company                                              2,549,524   3,571,835        139,574     833,481
   Withdrawals                                           (554,414)   (102,031)       (83,561)    (19,938)
   Annual contract fee                                    (20,125)    (15,215)       (11,474)     (6,928)
                                                       ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            2,027,171   3,589,471         71,112     882,799
                                                       ----------  ----------     ----------  ----------
Total increase (decrease) in contract owners' equity    2,354,281   4,068,642        561,962   1,182,315
Contract owners' equity at beginning of period          5,559,174   1,490,532      2,476,652   1,294,337
                                                       ----------  ----------     ----------  ----------
Contract owners' equity at end of period               $7,913,455  $5,559,174     $3,038,614  $2,476,652
                                                       ==========  ==========     ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                      Scudder Growth & Income-B  Scudder Health Sciences-B
                                                      -------------------------  -------------------------
                                                          2006        2005           2006         2005
                                                       ----------  ----------     ----------  -----------
Income:
   Dividends                                           $   25,016  $   27,710     $   11,129  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                 65,295      56,213         45,734       41,900
                                                       ----------  ----------     ----------  -----------
Net investment income (loss)                              (40,279)    (28,503)       (34,605)     (41,900)
Net realized gain (loss)                                   89,664      69,086        156,775       51,453
Unrealized appreciation (depreciation) during the
period                                                    405,625     169,217           (249)     153,695
                                                       ----------  ----------     ----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           455,010     209,800        121,921      163,248
Changes from principal transactions:
   Purchase payments                                      145,104    (125,978)        47,860      131,413
   Transfers between sub-accounts and the
   company                                                 (5,307)  1,022,247        429,450      168,212
   Withdrawals                                           (276,458)   (171,074)      (772,867)     (91,552)
   Annual contract fee                                    (14,465)    (13,283)       (12,867)     (10,232)
                                                       ----------  ----------     ----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (151,126)    711,912       (308,424)     197,841
                                                       ----------  ----------     ----------  -----------
Total increase (decrease) in contract owners' equity      303,884     921,712       (186,503)     361,089
Contract owners' equity at beginning of period          3,982,904   3,061,192      2,812,643    2,451,554
                                                       ----------  ----------     ----------  -----------
Contract owners' equity at end of period               $4,286,788  $3,982,904     $2,626,140  $ 2,812,643
                                                       ==========  ==========     ==========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                      Scudder International- B  Scudder Mid Cap Growth- B (18)
                                                      ------------------------  ------------------------------
                                                          2006        2005              2006       2005
                                                       ----------  ----------       ----------  ----------
Income:
   Dividends                                           $   61,803  $   48,516       $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 64,718      56,401           25,068      20,019
                                                       ----------  ----------       ----------  ----------
Net investment income (loss)                               (2,915)     (7,885)         (25,068)    (20,019)
Net realized gain (loss)                                  366,951     173,043          121,644      35,237
Unrealized appreciation (depreciation) during the
period                                                    482,663     287,287            7,959     121,361
                                                       ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           846,699     452,445          104,535     136,579
Changes from principal transactions:
   Purchase payments                                       41,758     133,716            4,282      14,951
   Transfers between sub-accounts and the
   company                                              1,021,707    (380,212)         402,784     (55,380)
   Withdrawals                                           (765,554)    (82,170)        (207,864)    (38,820)
   Annual contract fee                                    (13,434)    (10,805)          (7,146)     (5,328)
                                                       ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              284,477    (339,471)         192,056     (84,577)
                                                       ----------  ----------       ----------  ----------
Total increase (decrease) in contract owners' equity    1,131,176     112,974          296,591      52,002
Contract owners' equity at beginning of period          3,746,485   3,633,511        1,362,952   1,310,950
                                                       ----------  ----------       ----------  ----------
Contract owners' equity at end of period               $4,877,661  $3,746,485       $1,659,543  $1,362,952
                                                       ==========  ==========       ==========  ==========

(18) On October 28, 2005, the Scudder Aggressive Growth - B sub-account was renamed Scudder Mid Cap Growth - B sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ---------------------------------------------------
                                                        Scudder Blue Chip-B    Scudder Contrarian Value-B
                                                      -----------------------  --------------------------
                                                         2006         2005          2006        2005
                                                      -----------  ----------    ----------  ----------
Income:
   Dividends                                          $   259,600  $   24,193    $   56,589  $   70,170
Expenses:
   Mortality and expense risk and administration
   charges                                                 74,110      68,094        73,434      72,803
                                                      -----------  ----------    ----------  ----------
Net investment income (loss)                              185,490     (43,901)      (16,845)     (2,633)
Net realized gain (loss)                                  335,523     109,014       123,382      76,935
Unrealized appreciation (depreciation) during the
period                                                     52,016     269,783       481,425     (79,785)
                                                      -----------  ----------    ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           573,029     334,896       587,962      (5,483)
Changes from principal transactions:
   Purchase payments                                       26,339     153,944        80,188     193,911
   Transfers between sub-accounts and the
   company                                                569,748      34,985      (248,830)   (436,455)
   Withdrawals                                         (1,063,193)   (184,926)     (296,829)   (131,863)
   Annual contract fee                                    (17,821)    (16,344)      (19,266)    (18,287)
                                                      -----------  ----------    ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (484,927)    (12,341)     (484,737)   (392,694)
                                                      -----------  ----------    ----------  ----------
Total increase (decrease) in contract owners' equity       88,102     322,555       103,225    (398,177)
Contract owners' equity at beginning of period          4,444,586   4,122,031     4,640,019   5,038,196
                                                      -----------  ----------    ----------  ----------
Contract owners' equity at end of period              $ 4,532,688  $4,444,586    $4,743,244  $4,640,019
                                                      ===========  ==========    ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                Sub-Account
                                                      -----------------------------------------------------------
                                                      Scudder Global Blue Chip-B  Scudder Government Securities-B
                                                      --------------------------  -------------------------------
                                                           2006        2005               2006        2005
                                                        ----------  ----------         ----------  ----------
Income:
   Dividends                                            $  179,974  $       --         $  121,763  $  161,376
Expenses:
   Mortality and expense risk and administration
   charges                                                  33,523      29,700             55,629      59,558
                                                        ----------  ----------         ----------  ----------
Net investment income (loss)                               146,451     (29,700)            66,134     101,818
Net realized gain (loss)                                   452,551      75,964            (22,525)     (3,982)
Unrealized appreciation (depreciation) during the
period                                                     (50,115)    346,149             21,114     (76,888)
                                                        ----------  ----------         ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            548,887     392,413             64,723      20,948
Changes from principal transactions:
   Purchase payments                                         2,607      33,008             11,801      63,001
   Transfers between sub-accounts and the
   company                                                (562,874)    519,576           (193,060)     64,889
   Withdrawals                                            (348,913)    (74,374)          (365,559)   (148,091)
   Annual contract fee                                      (8,049)     (7,565)            (9,542)    (10,857)
                                                        ----------  ----------         ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (917,229)    470,645           (556,360)    (31,058)
                                                        ----------  ----------         ----------  ----------
Total increase (decrease) in contract owners' equity      (368,342)    863,058           (491,637)    (10,110)
Contract owners' equity at beginning of period           2,275,951   1,412,893          3,610,161   3,620,271
                                                        ----------  ----------         ----------  ----------
Contract owners' equity at end of period                $1,907,609  $2,275,951         $3,118,524  $3,610,161
                                                        ==========  ==========         ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ----------------------------------------------
                                                                               Scudder International
                                                       Scudder High Income-B      Select Equity-B
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $  281,923  $  385,095  $   59,624  $   62,560
Expenses:
   Mortality and expense risk and administration
   charges                                                58,136      63,158      61,073      45,843
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             223,787     321,937      (1,449)     16,717
Net realized gain (loss)                                 (19,350)     24,450     228,904     173,012
Unrealized appreciation (depreciation) during the
period                                                    85,970    (293,642)    491,722     153,131
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          290,407      52,745     719,177     342,860
Changes from principal transactions:
   Purchase payments                                      30,508     140,013      34,290     215,219
   Transfers between sub-accounts and the
   company                                              (216,683)   (461,555)   (111,344)    477,494
   Withdrawals                                          (262,368)   (230,460)   (292,621)    (88,393)
   Annual contract fee                                   (12,950)    (14,399)    (15,992)    (10,763)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (461,493)   (566,401)   (385,667)    593,557
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    (171,086)   (513,656)    333,510     936,417
Contract owners' equity at beginning of period         3,725,968   4,239,624   3,400,470   2,464,053
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $3,554,882  $3,725,968  $3,733,980  $3,400,470
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                      Scudder Fixed Income-B   Scudder Money Market-B
                                                      ----------------------  ------------------------
                                                         2006        2005         2006         2005
                                                      ----------  ----------  -----------  -----------
Income:
   Dividends                                          $  238,167  $  295,709  $   158,840  $    54,758
Expenses:
   Mortality and expense risk and administration
   charges                                               121,223     121,869       65,568       35,683
                                                      ----------  ----------  -----------  -----------
Net investment income (loss)                             116,944     173,840       93,272       19,075
Net realized gain (loss)                                 (58,469)    (13,939)      (4,725)         (28)
Unrealized appreciation (depreciation) during the
period                                                   124,429    (143,548)           0            0
                                                      ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          182,904      16,353       88,547       19,047
Changes from principal transactions:
   Purchase payments                                      58,091     376,289       29,593    2,820,551
   Transfers between sub-accounts and the
   company                                               287,579      55,309    1,676,957   (1,395,210)
   Withdrawals                                          (560,109)   (495,020)  (2,348,049)     (45,241)
   Annual contract fee                                   (21,782)    (23,626)     (12,119)     (11,703)
                                                      ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (236,221)    (87,048)    (653,618)   1,368,397
                                                      ----------  ----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (53,317)    (70,695)    (565,071)   1,387,444
Contract owners' equity at beginning of period         7,593,395   7,664,090    3,737,984    2,350,540
                                                      ----------  ----------  -----------  -----------
Contract owners' equity at end of period              $7,540,078  $7,593,395  $ 3,172,913  $ 3,737,984
                                                      ==========  ==========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      -------------------------------------------------------
                                                      Scudder Small Cap Growth-B  Scudder Technology Growth-B
                                                      --------------------------  ---------------------------
                                                           2006        2005            2006        2005
                                                        ----------  ----------      ----------  ----------
Income:
   Dividends                                            $       --  $       --      $       --  $    1,871
Expenses:
   Mortality and expense risk and administration
   charges                                                  56,727      53,441          27,353      25,407
                                                        ----------  ----------      ----------  ----------
Net investment income (loss)                               (56,727)    (53,441)        (27,353)    (23,536)
Net realized gain (loss)                                   147,127      76,657          34,804      14,801
Unrealized appreciation (depreciation) during the
period                                                      21,521     199,123         (53,895)     46,045
                                                        ----------  ----------      ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            111,921     222,339         (46,444)     37,310
Changes from principal transactions:
   Purchase payments                                        52,607     151,572          30,518     125,654
   Transfers between sub-accounts and the
   company                                                (197,460)    470,432         109,466     107,382
   Withdrawals                                            (364,683)   (119,974)       (237,620)    (82,175)
   Annual contract fee                                     (12,377)    (12,352)         (6,673)     (6,157)
                                                        ----------  ----------      ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (521,913)    489,678        (104,309)    144,704
                                                        ----------  ----------      ----------  ----------
Total increase (decrease) in contract owners' equity      (409,992)    712,017        (150,753)    182,014
Contract owners' equity at beginning of period           3,614,806   2,902,789       1,724,406   1,542,392
                                                        ----------  ----------      ----------  ----------
Contract owners' equity at end of period                $3,204,814  $3,614,806      $1,573,653  $1,724,406
                                                        ==========  ==========      ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Scudder Total Return-B  Scudder Davis Venture Value-B
                                                      ----------------------  -----------------------------
                                                         2006        2005            2006        2005
                                                      ----------  ----------     -----------  ----------
Income:
   Dividends                                          $   60,279  $   69,683     $    21,553  $   25,330
Expenses:
   Mortality and expense risk and administration
   charges                                                43,445      47,620         123,512     114,281
                                                      ----------  ----------     -----------  ----------
Net investment income (loss)                              16,834      22,063        (101,959)    (88,951)
Net realized gain (loss)                                  61,852      46,226         425,552     117,374
Unrealized appreciation (depreciation) during the
period                                                   128,842      (9,442)        561,526     482,134
                                                      ----------  ----------     -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          207,528      58,847         885,119     510,557
Changes from principal transactions:
   Purchase payments                                      19,425     126,375          85,667     409,179
   Transfers between sub-accounts and the
   company                                              (109,129)    (40,245)       (634,858)    431,063
   Withdrawals                                          (319,480)   (624,809)       (600,034)   (122,214)
   Annual contract fee                                   (11,123)    (13,145)        (26,986)    (23,734)
                                                      ----------  ----------     -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (420,307)   (551,824)     (1,176,211)    694,294
                                                      ----------  ----------     -----------  ----------
Total increase (decrease) in contract owners' equity    (212,779)   (492,977)       (291,092)  1,204,851
Contract owners' equity at beginning of period         2,805,392   3,298,369       7,753,714   6,548,863
                                                      ----------  ----------     -----------  ----------
Contract owners' equity at end of period              $2,592,613  $2,805,392     $ 7,462,622  $7,753,714
                                                      ==========  ==========     ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                      Scudder Dreman Financial    Scudder Dreman High
                                                           Services-B (19)          Return Equity-B
                                                      ------------------------  -----------------------
                                                          2006         2005        2006         2005
                                                       -----------  ----------  -----------  ----------
Income:
   Dividends                                           $   368,730  $   24,546  $   628,282  $   98,674
Expenses:
   Mortality and expense risk and administration
   charges                                                  20,554      26,066      158,183     117,675
                                                       -----------  ----------  -----------  ----------
Net investment income (loss)                               348,176      (1,520)     470,099     (19,001)
Net realized gain (loss)                                  (125,836)     10,772      490,903     118,475
Unrealized appreciation (depreciation) during the
period                                                    (133,001)    (42,147)     664,395     343,571
                                                       -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                             89,339     (32,895)   1,625,397     443,045
Changes from principal transactions:
   Purchase payments                                         7,892      93,642      124,443     376,999
   Transfers between sub-accounts and the
   company                                              (1,607,059)     23,021    4,580,743     863,133
   Withdrawals                                            (200,316)    (44,825)    (932,903)   (236,838)
   Annual contract fee                                      (6,345)     (6,922)     (36,907)    (28,954)
                                                       -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (1,805,828)     64,916    3,735,376     974,340
                                                       -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (1,716,489)     32,021    5,360,773   1,417,385
Contract owners' equity at beginning of period           1,716,489   1,684,468    8,238,139   6,820,754
                                                       -----------  ----------  -----------  ----------
Contract owners' equity at end of period               $        --  $1,716,489  $13,598,912  $8,238,139
                                                       ===========  ==========  ===========  ==========

(19) On September 18, 2006, the Scudder Dreman Financial Services - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      --------------------------------------------
                                                                                 Scudder Salomon
                                                      Scudder Dreman Small        Aggressive
                                                           Cap Value-B         Growth- B (20, 21)
                                                      ----------------------  --------------------
                                                          2006       2005        2006       2005
                                                      ----------  ----------  ---------  ---------
Income:
   Dividends                                          $  523,357  $  472,814  $ 205,493  $      --
Expenses:
   Mortality and expense risk and administration
   charges                                                97,382      84,166     11,046     14,002
                                                      ----------  ----------  ---------  ---------
Net investment income (loss)                             425,975     388,648    194,447    (14,002)
Net realized gain (loss)                                 439,692     128,656    (13,285)    59,864
Unrealized appreciation (depreciation) during the
period                                                   426,308     (99,926)  (115,057)    38,120
                                                      ----------  ----------  ---------  ---------
Net increase (decrease) in contract owners equity
from operations                                        1,291,975     417,378     66,105     83,982
Changes from principal transactions:
   Purchase payments                                     115,043     276,151      2,015     30,296
   Transfers between sub-accounts and the
   company                                              (635,255)    304,378   (617,768)  (392,722)
   Withdrawals                                          (449,844)   (135,883)  (147,197)   (14,752)
   Annual contract fee                                   (24,399)    (21,169)    (2,739)    (2,563)
                                                      ----------  ----------  ---------  ---------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (994,455)    423,477   (765,689)  (379,741)
                                                      ----------  ----------  ---------  ---------
Total increase (decrease) in contract owners' equity     297,520     840,855   (699,584)  (295,759)
Contract owners' equity at beginning of period         5,911,775   5,070,920    699,584    995,343
                                                      ----------  ----------  ---------  ---------
Contract owners' equity at end of period              $6,209,295  $5,911,775  $      --  $ 699,584
                                                      ==========  ==========  =========  =========

(20) On August 1, 2005, the Scudder Invesco Dynamic Growth -B sub-account was renamed Scudder Salomon Aggressive Growth - Bsub-account through a vote of the Board of Directors.

(21) On December 6, 2006, Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                      Scudder Janus Growth &   Scudder Janus Growth
                                                             Income-B           Opportunities-B (22)
                                                      ----------------------  -----------------------
                                                         2006        2005        2006         2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $    5,547  $       --  $        --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                37,275      34,974       14,795      11,510
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             (31,728)    (34,974)     (14,795)    (11,510)
Net realized gain (loss)                                 161,710      41,096       10,515      69,817
Unrealized appreciation (depreciation) during the
period                                                    15,832     216,492      (69,240)      5,198
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          145,814     222,614      (73,520)     63,505
Changes from principal transactions:
   Purchase payments                                      14,976     187,812        4,029      32,866
   Transfers between sub-accounts and the
   company                                              (188,823)    119,334   (1,104,607)    723,184
   Withdrawals                                          (289,493)    (79,883)     (54,140)    (31,129)
   Annual contract fee                                    (7,858)     (7,477)      (4,446)     (1,995)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (471,198)    219,786   (1,159,164)    722,926
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (325,384)    442,400   (1,232,684)    786,431
Contract owners' equity at beginning of period         2,502,643   2,060,243    1,232,684     446,253
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,177,259  $2,502,643  $        --  $1,232,684
                                                      ==========  ==========  ===========  ==========

(22) On December 6, 2006, the Scudder Janus Growth Opportunities - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                             Scudder MFS             Scudder Oak
                                                      Strategic Value-B (23)   Strategic Equity-B (24)
                                                      -----------------------  -----------------------
                                                          2006        2005         2006        2005
                                                      -----------  ----------  -----------  ----------
Income:
   Dividends                                          $   192,778  $  375,236  $        --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 39,960      60,924       19,664      26,343
                                                      -----------  ----------  -----------  ----------
Net investment income (loss)                              152,818     314,312      (19,664)    (26,343)
Net realized gain (loss)                                   (5,780)    109,893       60,127      (6,378)
Unrealized appreciation (depreciation) during the
period                                                    (41,139)   (529,226)     (12,721)    (72,835)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           105,899    (105,021)      27,742    (105,556)
Changes from principal transactions:
   Purchase payments                                       14,096     195,798       25,283      82,933
   Transfers between sub-accounts and the
   company                                             (3,622,290)   (435,338)  (1,289,996)   (361,082)
   Withdrawals                                           (143,509)    (76,715)    (174,438)    (36,001)
   Annual contract fee                                     (8,896)    (11,813)      (4,351)     (6,039)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,760,599)   (328,068)  (1,443,502)   (320,189)
                                                      -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity   (3,654,700)   (433,089)  (1,415,760)   (425,745)
Contract owners' equity at beginning of period          3,654,700   4,087,789    1,415,760   1,841,505
                                                      -----------  ----------  -----------  ----------
Contract owners' equity at end of period              $        --  $3,654,700  $        --  $1,415,760
                                                      ===========  ==========  ===========  ==========

(23) On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors.

(24) On December 6, 2006, the Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -----------------------------------------------
                                                           Scudder Turner
                                                          Mid Cap Growth-B      Scudder Real Estate-B
                                                      -----------------------  ----------------------
                                                          2006        2005        2006        2005
                                                      -----------  ----------  ----------  ----------
Income:
   Dividends                                          $  218,164   $       --  $   80,192  $  380,352
Expenses:
   Mortality and expense risk and administration
   charges                                                42,626       36,427      75,436      68,312
                                                      ----------   ----------  ----------  ----------
Net investment income (loss)                             175,538      (36,427)      4,756     312,040
Net realized gain (loss)                                  (7,713)     151,640     409,151     218,951
Unrealized appreciation (depreciation) during the
period                                                  (101,024)     113,067   1,017,684    (126,023)
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           66,801      228,280   1,431,591     404,968
Changes from principal transactions:
   Purchase payments                                      54,025      135,866      88,965     158,789
   Transfers between sub-accounts and the
   company                                              (173,939)     513,305    (408,163)   (240,349)
   Withdrawals                                          (146,009)     (36,062)   (349,296)    (98,620)
   Annual contract fee                                   (11,408)      (7,876)    (18,472)    (16,481)
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (277,331)     605,233    (686,966)   (196,661)
                                                      ----------   ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    (210,530)     833,513     744,625     208,307
Contract owners' equity at beginning of period         2,725,202    1,891,689   4,382,802   4,174,495
                                                      ----------   ----------  ----------  ----------
Contract owners' equity at end of period              $2,514,672   $2,725,202  $5,127,427  $4,382,802
                                                      ==========   ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         Scudder Strategic        Scudder Income
                                                             Income-B         Allocation - B (25, 26)
                                                      ----------------------  -----------------------
                                                         2006        2005          2006       2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $  130,939  $  182,962  $    79,412  $      549
Expenses:
   Mortality and expense risk and administration
   charges                                                39,693      37,177       17,622      14,439
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                              91,246     145,785       61,790     (13,890)
Net realized gain (loss)                                 (12,362)     (3,817)     (11,313)     10,695
Unrealized appreciation (depreciation) during the
period                                                    86,666    (135,618)     (28,744)     27,232
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          165,550       6,350       21,733      24,037
Changes from principal transactions:
   Purchase payments                                      14,378     196,360       75,475   1,002,256
   Transfers between sub-accounts and the
   company                                               144,947     140,865   (1,329,176)     81,994
   Withdrawals                                          (171,746)    (95,960)     (27,788)     (5,680)
   Annual contract fee                                    (8,703)     (7,779)      (1,135)     (1,521)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (21,124)    233,486   (1,282,624)  1,077,049
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity     144,426     239,836   (1,260,891)  1,101,086
Contract owners' equity at beginning of period         2,353,863   2,114,027    1,260,891     159,805
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,498,289  $2,353,863  $        --  $1,260,891
                                                      ==========  ==========  ===========  ==========

(25) On February 6, 2006, the Scudder Conservative Income Strategy - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

(26) On September 18, 2006 Scudder Income Allocation - B sub-account ceased operation through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                          Scudder Moderate       Scudder Conservative
                                                         Allocation - B (27)      Allocation - B (28)
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $   378,959  $    17,059  $  131,312  $    6,825
Expenses:
   Mortality and expense risk and administration
   charges                                                403,121      218,825     128,198      68,090
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (24,162)    (201,766)      3,114     (61,265)
Net realized gain (loss)                                  102,600      150,139      92,710      11,470
Unrealized appreciation (depreciation) during the
period                                                  2,050,547      658,035     424,950     192,036
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         2,128,985      606,408     520,774     142,241
Changes from principal transactions:
   Purchase payments                                    1,238,790   11,519,856     702,619   4,158,693
   Transfers between sub-accounts and the
   company                                                589,932    2,222,392   1,445,610     402,362
   Withdrawals                                           (355,155)    (441,820)    (97,419)   (209,876)
   Annual contract fee                                    (13,421)      (4,650)     (3,394)       (303)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            1,460,146   13,295,778   2,047,416   4,350,876
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity    3,589,131   13,902,186   2,568,190   4,493,117
Contract owners' equity at beginning of period         22,689,775    8,787,589   6,458,338   1,965,221
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $26,278,906  $22,689,775  $9,026,528  $6,458,338
                                                      ===========  ===========  ==========  ==========

(27) On February 6, 2006, the Scudder Growth & Income Strategy - B sub-account was renamed Scudder Moderate Allocation - B sub-account through a vote of the Board of Directors.

(28) On February 6, 2006, the Scudder Income & Growth Strategy - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                           Scudder Growth         Scudder Templeton
                                                        Allocation - B (29)     Foreign Value - B (30)
                                                      ------------------------  ----------------------
                                                          2006         2005         2006      2005
                                                      -----------  -----------   ---------  --------
Income:
   Dividends                                          $   536,508  $    20,452   $ 233,032  $  1,342
Expenses:
   Mortality and expense risk and administration
   charges                                                550,379      270,974       8,252     1,298
                                                      -----------  -----------   ---------  --------
Net investment income (loss)                              (13,871)    (250,522)    224,780        44
Net realized gain (loss)                                  454,009      126,404    (146,226)      258
Unrealized appreciation (depreciation) during the
period                                                  2,976,851    1,191,640     (10,668)    7,810
                                                      -----------  -----------   ---------  --------
Net increase (decrease) in contract owners equity
from operations                                         3,416,989    1,067,522      67,886     8,112
Changes from principal transactions:
   Purchase payments                                    2,206,256   20,579,368       7,026    21,063
   Transfers between sub-accounts and the
   company                                                226,572    2,711,349    (175,702)   44,423
   Withdrawals                                         (1,497,111)    (210,250)    (25,721)        0
   Annual contract fee                                    (27,652)      (1,467)       (756)     (296)
                                                      -----------  -----------   ---------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                              908,065   23,079,000    (195,153)   65,190
                                                      -----------  -----------   ---------  --------
Total increase (decrease) in contract owners' equity    4,325,054   24,146,522    (127,267)   73,302
Contract owners' equity at beginning of period         31,024,783    6,878,261     127,267    53,965
                                                      -----------  -----------   ---------  --------
Contract owners' equity at end of period              $35,349,837  $31,024,783   $      --  $127,267
                                                      ===========  ===========   =========  ========

(29) On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through a vote of the Board of Directors.

(30) On December 6, 2006, Scudder Templeton Foreign Value Class B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      -------------------------------------------
                                                        Scudder Mercury
                                                      Large Cap Core - B(31)  Scudder Bond-B (13)
                                                      ----------------------  -------------------
                                                          2006     2005          2006      2005
                                                        --------  --------     --------  -------
Income:
   Dividends                                            $ 13,451  $    130     $  5,451  $     --
Expenses:
   Mortality and expense risk and administration
   charges                                                 1,406       256        5,830     1,471
                                                        --------  --------     --------  --------
Net investment income (loss)                              12,045      (126)        (379)   (1,471)
Net realized gain (loss)                                      98        31          656        28
Unrealized appreciation (depreciation) during the
period                                                    (3,364)    3,263       15,552     1,956
                                                        --------  --------     --------  --------
Net increase (decrease) in contract owners equity
from operations                                            8,779     3,168       15,829       513
Changes from principal transactions:
   Purchase payments                                           0     5,000            0    26,830
   Transfers between sub-accounts and the
   company                                               (85,476)   72,600      394,549   128,052
   Withdrawals                                            (6,754)        0      (55,791)     (884)
   Annual contract fee                                      (390)      (14)      (1,566)     (508)
                                                        --------  --------     --------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (92,620)   77,586      337,192   153,490
                                                        --------  --------     --------  --------
Total increase (decrease) in contract owners' equity     (83,841)   80,754      353,021   154,003
Contract owners' equity at beginning of period            83,841     3,087      154,003         0
                                                        --------  --------     --------  --------
Contract owners' equity at end of period                $     --  $ 83,841     $507,024  $154,003
                                                        ========  ========     ========  ========

(31) On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operation through a vote of the Board of Directors.

(13) Commencement of Operations, April 29, 2005, through vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                         Scudder Equity 500         Alger American
                                                           Index - B (31)             Balanced- B
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $    75,375  $        --  $  240,398  $   62,242
Expenses:
   Mortality and expense risk and administration
   charges                                                135,066       44,695      59,410      65,391
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (59,691)     (44,695)    180,988      (3,149)
Net realized gain (loss)                                  132,222      (16,309)     25,763      86,049
Unrealized appreciation (depreciation) during the
period                                                    991,895      107,384    (112,409)    166,314
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         1,064,426       46,380      94,342     249,214
Changes from principal transactions:
   Purchase payments                                       99,758       81,522      33,371     187,609
   Transfers between sub-accounts and the
   company                                             (1,589,566)   9,222,088      38,219    (904,380)
   Withdrawals                                           (579,327)     (61,963)   (363,903)    (89,977)
   Annual contract fee                                    (38,324)           0     (14,849)    (16,072)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,107,459)   9,241,647    (307,162)   (822,820)
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity   (1,043,033)   9,288,027    (212,820)   (573,606)
Contract owners' equity at beginning of period          9,288,027            0   3,902,557   4,476,163
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $ 8,244,994  $ 9,288,027  $3,689,737  $3,902,557
                                                      ===========  ===========  ==========  ==========

(31) On September 16, 2005, the Scudder Equity 500 Index - B sub-account commenced operation through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                          Alger American      Credit Suisse Emerging
                                                       Leveraged  All Cap- B        Markets-B
                                                      ----------------------  ----------------------
                                                         2006        2005         2006       2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $       --  $       --  $   38,236  $   13,450
Expenses:
   Mortality and expense risk and administration
   charges                                                23,918      17,476      34,666      27,886
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             (23,918)    (17,476)      3,570     (14,436)
Net realized gain (loss)                                  76,127      25,870     464,509      96,280
Unrealized appreciation (depreciation) during the
period                                                   172,840     119,375      90,497     369,095
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          225,049     127,769     558,576     450,939
Changes from principal transactions:
   Purchase payments                                      58,614      40,012      12,046      63,969
   Transfers between sub-accounts and the
   company                                               355,770     (75,237)   (340,933)    335,353
   Withdrawals                                          (114,060)    (21,728)   (341,690)    (49,505)
   Annual contract fee                                    (6,866)     (4,722)     (8,936)     (6,947)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             293,458     (61,675)   (679,513)    342,870
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity     518,507      66,094    (120,937)    793,809
Contract owners' equity at beginning of period         1,179,158   1,113,064   2,137,652   1,343,843
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $1,697,665  $1,179,158  $2,016,715  $2,137,652
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                     Sub-Account
                                                      -----------------------------------------
                                                      Credit Suisse Global    Dreyfus Socially
                                                          Post Venture          Responsible
                                                            Capital-B            Growth -B
                                                      --------------------  -------------------
                                                         2006       2005      2006       2005
                                                      ---------  ---------  --------  ---------
Income:
   Dividends                                          $      --  $      --  $     --  $      --
Expenses:
   Mortality and expense risk and administration
   charges                                                8,342      6,316     5,469      6,372
                                                      ---------  ---------  --------  ---------
Net investment income (loss)                             (8,342)    (6,316)   (5,469)    (6,372)
Net realized gain (loss)                                 58,230      8,263    11,067      9,157
Unrealized appreciation (depreciation) during the
period                                                   (1,712)    52,254    17,055     (3,880)
                                                      ---------  ---------  --------  ---------
Net increase (decrease) in contract owners equity
from operations                                          48,176     54,201    22,653     (1,095)
Changes from principal transactions:
   Purchase payments                                      1,306     24,103       670     12,964
   Transfers between sub-accounts and the
   company                                               23,545     27,670   (41,969)  (114,022)
   Withdrawals                                          (58,291)    (7,235)  (26,887)   (30,376)
   Annual contract fee                                   (2,255)    (1,741)   (1,403)    (1,539)
                                                      ---------  ---------  --------  ---------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (35,695)    42,797   (69,589)  (132,973)
                                                      ---------  ---------  --------  ---------
Total increase (decrease) in contract owners' equity     12,481     96,998   (46,936)  (134,068)
Contract owners' equity at beginning of period          454,718    357,720   349,559    483,627
                                                      ---------  ---------  --------  ---------
Contract owners' equity at end of period              $ 467,199  $ 454,718  $302,623  $ 349,559
                                                      =========  =========  ========  =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ---------------------------------------------------
                                                      Dreyfus VIF Mid Cap Stock-B    AIM VI Utilities- B
                                                      ---------------------------  ----------------------
                                                           2006        2005           2006        2005
                                                        ----------  ----------     ----------  ----------
Income:
   Dividends                                            $  929,199  $   20,853     $   81,953  $   32,082
Expenses:
   Mortality and expense risk and administration
   charges                                                  89,112      84,338         24,989      21,276
                                                        ----------  ----------     ----------  ----------
Net investment income (loss)                               840,087     (63,485)        56,964      10,806
Net realized gain (loss)                                   170,324      80,639        138,184      62,323
Unrealized appreciation (depreciation) during the
period                                                    (688,996)    366,496        122,726      96,254
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            321,415     383,650        317,874     169,383
Changes from principal transactions:
   Purchase payments                                        63,100     159,449          8,680      27,552
   Transfers between sub-accounts and the
   company                                                 (48,608)    116,949        (16,282)    222,190
   Withdrawals                                            (751,357)   (137,625)      (134,575)    (15,122)
   Annual contract fee                                     (22,414)    (21,065)        (5,236)     (5,109)
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (759,279)    117,708       (147,413)    229,511
                                                        ----------  ----------     ----------  ----------
Total increase (decrease) in contract owners' equity      (437,864)    501,358        170,461     398,894
Contract owners' equity at beginning of period           5,572,545   5,071,187      1,421,990   1,023,096
                                                        ----------  ----------     ----------  ----------
Contract owners' equity at end of period                $5,134,681  $5,572,545     $1,592,451  $1,421,990
                                                        ==========  ==========     ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                  Total
                                                      ------------------------------
                                                           2006            2005
                                                      --------------  --------------
Income:
   Dividends                                          $  248,555,495  $   78,042,482
Expenses:
   Mortality and expense risk and administration
   charges                                                52,456,173      37,690,595
                                                      --------------  --------------
Net investment income (loss)                             196,099,322      40,351,887
Net realized gain (loss)                                  47,573,865      23,513,737
Unrealized appreciation (depreciation) during the
period                                                    83,895,568      64,866,245
                                                      --------------  --------------
Net increase (decrease) in contract owners equity
from operations                                          327,568,755     128,731,869
Changes from principal transactions:
   Purchase payments                                     743,373,344     707,848,466
   Transfers between sub-accounts and the
   company                                               103,694,240      77,607,977
   Withdrawals                                          (259,454,333)   (180,428,714)
   Annual contract fee                                    (4,275,247)     (3,590,682)
                                                      --------------  --------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             583,338,004     601,437,047
                                                      --------------  --------------
Total increase (decrease) in contract owners' equity     910,906,759     730,168,916
Contract owners' equity at beginning of period         2,852,435,530   2,122,266,614
                                                      --------------  --------------
Contract owners' equity at end of period              $3,763,342,289  $2,852,435,530
                                                      ==============  ==============

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION

John Hancock Life Insurance Company of New York, Separate Account A (the Account) is a separate account established by John Hancock Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of one hundred twenty-eight sub-accounts which are exclusively invested in a corresponding Portfolio of the John Hancock Trust (the Trust), thirty-four sub-accounts which are exclusively invested in a corresponding Portfolio of the Scudder Variable Series Trust, two sub-accounts which are exclusively invested in a corresponding Portfolio of the Alger American Fund, two sub-accounts which are exclusively invested in a corresponding Portfolio of the Credit Suisse Trust, two sub-accounts which are exclusively invested in a corresponding Portfolio of the Dreyfus Service Corporation and one sub-account which is exclusively invested in a corresponding Portfolio of the Invesco VIF Funds (the "Outside Trusts"). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 31 contracts, distinguished principally by the level of expenses and surrender charges. These thirty-one contracts are Venture Variable Annuity (VEN 9, 10, 19, 24, 35, 36, 37, 38, 44, 45, 46, 47, MLL 10, 38, 47, TYP20, 21, 30, 31), Vision
Variable Annuity (VIS 24, 24B), Scudder Wealthmark Annuity (WV A1N, A2N, A3N, P1N, P2N, P3N) and Scudder Wealthmark ML3 Annuity (W3 A1N, A3N, N1N, N3N).

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the John Hancock Trust ("Trust") may offer two classes of units to fund variable annuity contracts issued by the Company. These classes, Class A and Class B, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Class A represents interests in Series I shares of the Portfolio and Class B represents interests in Series II shares of the Trust's Portfolio. Series I and Series II shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

The Company is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (JHUSA), which in turn is an indirect, wholly owned subsidiary of the Manufacture Life Insurance Company which is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On April 29, 2005, fifteen sub-accounts ceased operations through a vote of the Board of Directors: Diversified Bond Class A and Class B, Overseas Class A and Class B, Aggressive Growth Class A and Class B, Small Company Blend Class A and Class B, Strategic Growth Class A and Class B, Great Companies Class B, Scudder 21st Century Growth, Scudder Eagle Focused Large Cap Growth, Scudder Focus Value and Growth.

On April 29, 2005, fourteen sub-accounts commenced operations through a vote of the Board of Directors: Small Cap Opportunities Class A, US Global Leaders Growth Class A, Active Bond Class A, Active Bond Class B, CGTC Overseas Equity Class B, Independence Investment LLC - Small Cap Class B, Marisco International Opportunities Class B, T Rowe Price Mid Value Class B, UBS Large Cap Class B, US High Yield Bond Class B, Wellington Small Cap Growth Class B, Wellington Small Cap Value Class B, Wells Capital Core Bond Class B, and Scudder Bond Class B.

On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

On August 1, 2005, the American Bond - B sub-account commenced operations through a vote of the Board of Directors.

On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth sub-account through a vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On September 16, 2005, the Scudder Index 500 - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to Scudder Equity 500 Index - B sub-account.

On September 16, 2005, the Scudder Equity Index 500 - B sub-account commenced operations through a vote of the Board of Directors.

On October 28, 2005, the Scudder Aggressive Growth - B sub-account was renamed Scudder Mid Cap Growth - B sub-account through vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On February 6, 2006, the Scudder Conservative Income Strategy - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth & Income Strategy - B sub-account was renamed Scudder Moderate Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Income & Growth Strategy - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through vote of the Board of Directors.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On February 16, 2006, the Index Allocation - B sub-account commenced operations through a vote of the Board of Directors.

On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core sub-account through a vote of the Board of Directors.

On May 1, 2006, the Global Equity sub-account was renamed Global Trust sub-account through a vote of the Board of Directors.

On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim sub-account through a vote of the Board of Directors.

On May 1, 2006, the International Stock sub-account was renamed International Core sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to Capital Appreciation sub-account.

On September 18, 2006, the Scudder Dreman Financial Services - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return - B sub-account.

On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return - B sub-account.

On September 18, 2006, the Scudder Income Allocation - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to Scudder Conservative Income - B sub-account.

On December 1, 2006, the Large Cap Value - A sub-account commenced operations through a vote of the Board of Directors.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On December 4, 2006, the Mid Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Mid Cap Index - B sub-account.

On December 4, 2006, the Strategic Value - A and B subaccounts ceased operations through a vote of the Board of Directors. The funds were transferred to the Large Cap Value - A sub-account and Large Cap Value - B sub-account.

On December 6, 2006, the Scudder Janus Growth Opportunities - B sub-account ceased operations through a voted of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

On December 6, 2006, the Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth sub-account.

On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Growth and Income - B sub-account.

On December 6, 2006, the Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

On December 6, 2006, the Scudder Templeton Foreign Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder International - B sub-account.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the Outside Trusts are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

EXPENSES

The Company assumes mortality and expense risk of the Contracts and provides administrative charges to the account for which asset charges are deducted at various rates ranging from 0.05% to 1.45%, depending on the type of contract, of net assets of the sub-account.

The Company makes certain other deductions from contract owner payments for premium taxes, guaranteed minimum death benefits, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contract owner transactions

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2006.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157")

In September, 2006, the FASB issued SFAS No. 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS No. 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS No. 157 will be effective for the Company beginning January 1, 2008 and will then be generally prospectively applicable. The Company is still evaluating the impact SFAS No. 157 will have on its consolidated financial position or results of operations.

3. TRANSACTIONS WITH AFFILIATES

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. The Company has underwriting and distribution agreements with its affiliate, John Hancock Distributors, LLC (JH Distributors). JH Distributors is 60% owned by JHUSA and 40% owned by the Company.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and of the Outside Trusts at December 31, 2006 were as follows:

                                                            Details of Investments
                                                 ------------------------------------------
Sub-account                                      Shares Owned       Cost           Value
-------------------------------------------------------------------------------------------
Strategic Opportunities -- A                        1,932,528   $ 27,581,810   $ 25,876,550
Strategic Opportunities -- B                          119,115      1,207,223      1,588,987
Investment Quality Bond -- A                          977,226     11,839,950     11,394,453
Investment Quality Bond -- B                        2,308,719     27,125,080     26,873,489
U.S. Core -- A                                      3,046,251     72,666,642     65,920,872
U.S. Core -- B                                        559,185     11,852,054     12,039,251
Blue Chip Growth -- A                               2,341,355     39,622,839     45,398,866
Blue Chip Growth -- B                               1,091,754     17,550,400     21,092,687
Money Market -- A                                   2,487,482     24,874,821     24,874,821
Money Market -- B                                   3,336,107     33,361,074     33,361,074
Global Trust -- A                                   1,149,655     16,918,217     22,073,377
Global Trust -- B                                     247,448      3,610,792      4,726,247
Global Bond -- A                                      391,926      5,757,962      5,851,451
Global Bond -- B                                    1,164,059     17,216,600     17,309,561
U.S. Government Securities -- A                     1,444,154     19,687,423     19,539,399
U.S. Government Securities -- B                       810,038     10,816,099     10,951,709
Income & Value -- A                                 1,601,182     16,104,096     19,390,320
Income & Value -- B                                   902,357      9,330,157     10,855,361
Equity-Income -- A                                  3,512,868     52,286,357     65,058,317
Equity-Income -- B                                  2,045,922     32,167,071     37,726,795
Strategic Bond -- A                                 1,292,957     14,576,583     15,541,347
Strategic Bond -- B                                 1,197,783     14,086,152     14,373,396
All Cap Core -- A                                     486,474      7,844,637      9,534,890
All Cap Core -- B                                      68,714      1,026,166      1,341,296
All Cap Growth -- A                                   934,223     13,966,844     16,657,204
All Cap Growth -- B                                   240,708      3,477,814      4,253,303
International Small Cap -- A                          330,586      6,028,987      8,036,555
International Small Cap -- B                          284,837      5,307,846      6,935,770
Pacific Rim -- A                                      240,415      2,447,229      3,135,010
Pacific Rim -- B                                      305,507      3,536,177      3,968,537
Science & Technology -- A                           1,122,786     12,950,441     13,945,003
Science & Technology -- B                             460,676      5,128,227      5,689,348
Emerging Small Company -- A                           199,402      5,089,645      5,866,398
Emerging Small Company -- B                           170,276      4,620,579      4,966,937
International Core -- A                               344,324      3,750,079      5,223,393
International Core -- B                               205,190      2,680,585      3,122,997
Value -- A                                            548,336      9,339,093     12,458,196
Value -- B                                            211,566      4,074,549      4,785,628
Real Estate Securities -- A                           402,972      9,028,152     11,138,143
Real Estate Securities -- B                           564,712     13,074,008     15,580,397
High Yield -- A                                       841,817      8,402,737      8,973,774
High Yield -- B                                     1,111,468     11,361,793     11,892,705
Lifestyle Aggressive -- A                             478,237      5,035,003      5,389,730
Lifestyle Aggressive -- B                           5,173,254     56,971,173     58,043,905
Lifestyle Growth -- A                               2,492,690     30,431,058     34,748,092
Lifestyle Growth -- B                              50,941,553    668,695,117    707,068,757
Lifestyle Balanced -- A                             4,051,399     49,604,363     56,071,367
Lifestyle Balanced -- B                            46,180,626    604,979,040    636,830,827
Lifestyle Moderate -- A                             2,041,529     25,355,927     27,295,247
Lifestyle Moderate -- B                            12,908,653    166,595,994    171,943,264

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                           Details of Investments
                                                 ------------------------------------------
Sub-account                                      Shares Owned       Cost           Value
-------------------------------------------------------------------------------------------
Lifestyle Conservative -- A                        1,150,494    $ 15,060,960   $ 15,451,134
Lifestyle Conservative -- B                        5,178,495      68,183,346     69,236,484
Small Company Value -- A                             516,475       9,342,642     11,305,636
Small Company Value -- B                           1,033,549      19,899,083     22,490,017
International Value -- A                           1,031,452      14,763,730     19,989,547
International Value -- B                           1,214,507      17,680,691     23,439,980
Total Return -- A                                  2,131,337      29,757,603     29,476,396
Total Return -- B                                  2,311,634      31,894,663     31,877,437
US Large Cap Value -- A                              893,347      10,896,515     14,499,019
US Large Cap Value -- B                              777,306       9,783,969     12,561,262
Mid Cap Stock -- A                                 1,149,560      14,992,905     19,508,037
Mid Cap Stock -- B                                 1,241,069      16,343,979     20,874,772
Global Allocation -- A                               206,632       2,127,674      2,640,763
Global Allocation -- B                             1,352,102      15,305,008     17,185,220
Dynamic Growth -- A                                  690,070       2,585,402      4,168,025
Dynamic Growth -- B                                  466,696       2,066,567      2,795,510
Total Stock Market Index -- A                        138,653       1,370,463      1,820,509
Total Stock Market Index -- B                        544,298       5,609,072      7,113,974
500 Index -- A                                       725,581       7,604,326      8,946,418
500 Index -- B                                     1,520,036      15,546,065     18,635,642
Mid Cap Index -- A                                   137,161       2,231,751      2,584,111
Mid Cap Index -- B                                   546,156       9,134,366     10,240,430
Small Cap Index -- A                                  89,289       1,252,951      1,515,233
Small Cap Index -- B                                 375,137       5,268,050      6,336,060
Capital Appreciation -- A                          1,537,877      13,725,226     13,948,542
Capital Appreciation -- B                          1,407,531      12,430,746     12,653,702
Health Sciences -- A                                 256,040       3,622,414      4,022,386
Health Sciences -- B                                 539,627       7,791,153      8,396,603
Financial Services -- A                              184,879       2,553,836      3,472,031
Financial Services -- B                              312,134       4,430,048      5,827,535
Quantitative Mid Cap -- A                             43,809         524,315        473,133
Quantitative Mid Cap -- B                            104,333       1,264,805      1,111,143
All Cap Value -- A                                   298,000       3,752,419      3,882,934
All Cap Value -- B                                   675,496       8,712,931      8,774,689
Utilities -- A                                       365,017       4,305,365      5,351,150
Utilities -- B                                       519,395       6,374,684      7,562,389
Mid Cap Value -- A                                   595,122       9,149,413     10,450,341
Mid Cap Value -- B                                 1,378,289      21,611,286     24,092,484
Fundamental Value -- A                               539,622       6,593,692      9,076,447
Fundamental Value -- B                             2,206,204      30,911,987     36,931,857
Emerging Growth -- B                                 113,614       1,589,487      1,425,855
Natural Resources -- B                               451,532      14,038,857     14,263,906
Quantitative All Cap -- B                             30,240         500,896        524,053
Large Cap Value -- B                                 378,678       8,064,984      8,694,438
Small Cap Opportunities -- A                         162,997       3,309,661      3,977,136
Small Cap Opportunities -- B                         363,007       7,405,706      8,806,545
Special Value-- B                                     37,670         675,732        734,563
Real Return Bond -- B                                840,830      11,313,671     10,855,118
American International -- B                        3,818,931      78,168,726     94,938,637
American Growth -- B                               7,433,850     136,551,401    160,868,508

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                            Details of Investments
                                                 ------------------------------------------
Sub-account                                      Shares Owned       Cost           Value
-------------------------------------------------------------------------------------------
American Blue Chip Income & Growth -- B            1,144,262    $ 17,884,967   $ 20,894,226
American Growth-Income -- B                        7,073,990     122,651,199    142,470,165
American Bond -- B                                 5,567,811      70,590,207     74,051,885
American Century Small Company -- B                   19,406         289,141        279,833
PIMCO VIT All Asset                                  410,236       4,817,631      4,791,554
LMFC Core Equity B                                   433,591       6,123,923      6,529,884
PIM Classic Value B                                  147,560       2,156,914      2,389,001
Quantitative Value -- B                               12,512         177,819        191,308
US Global Leaders Growth-- A                         117,388       1,438,370      1,543,647
US Global Leaders Growth-- B                         298,109       3,650,397      3,911,188
John Hancock Strategic Income B                      169,072       2,251,738      2,243,582
John Hancock Int'l Eq Index-- A                       80,662       1,367,295      1,708,421
John Hancock Int'l Eq Index -- B                     194,047       3,042,677      4,102,152
Active Bond-- A                                      870,401       8,352,774      8,599,561
Active Bond-- B                                    6,475,718      62,406,890     63,915,334
CGTC Overseas Equity -- B                             56,962         751,628        820,248
Independence Investment LLC Small Cap-- B              5,071          73,236         71,548
Marisco International Opportunities-- B              170,176       2,769,759      3,092,105
T Rowe Price Mid Value-- B                            84,094       1,057,366      1,147,048
UBS Large Cap-- B                                      9,570         137,278        149,863
US High Yield-- B                                     21,169         276,610        286,200
Wellington Small Cap Growth -- B                     110,875       1,193,294      1,272,844
Wellington Small Cap Value -- B                      106,322       2,072,500      2,179,610
Wells Capital Core Bond-- B                           16,646         205,619        210,742
Index Allocation-- B                                 972,368      12,440,465     13,000,554
Large Cap Value -- A                                 129,736       2,946,322      2,993,004
Scudder Capital Growth -- B                          436,003       7,077,166      7,913,455
Scudder Global Discovery -- B                        169,471       2,204,743      3,038,614
Scudder Growth & Income -- B                         393,283       3,470,658      4,286,788
Scudder Health Sciences -- B                         193,668       2,251,217      2,626,140
Scudder International -- B                           364,549       3,602,057      4,877,661
Scudder Mid Cap Growth -- B                          134,159       1,462,338      1,659,543
Scudder Blue Chip -- B                               281,184       3,660,578      4,532,688
Scudder Contarian Value -- B                         264,395       3,921,469      4,743,244
Scudder Global Blue Chip -- B                        109,759       1,397,009      1,907,609
Scudder Government Securities -- B                   254,573       3,146,928      3,118,524
Scudder High Income -- B                             424,210       3,430,206      3,554,882
Scudder International Select Equity -- B             229,642       2,714,805      3,733,980
Scudder Fixed Income -- B                            636,831       7,460,875      7,540,078
Scudder Money Market -- B                          3,167,013       3,167,013      3,172,913
Scudder Small Cap Growth -- B                        229,571       2,695,659      3,204,814
Scudder Technology Growth -- B                       170,125       1,481,795      1,573,653
Scudder Total Return -- B                            106,124       2,282,711      2,592,613
Scudder Davis Venture Value -- B                     524,798       5,753,372      7,462,622
Scudder Dreman High Return Equity -- B               905,387      11,716,882     13,598,912
Scudder Dreman Small Cap Value -- B                  271,385       4,915,400      6,209,295
Scudder Janus Growth & Income -- B                   184,201       1,683,529      2,177,259
Scudder Turner Mid Cap Growth -- B                   234,141       2,281,493      2,514,672
Scudder Real Estate -- B                             229,415       3,306,740      5,127,427
Scudder Strategic Income-- B                         212,801       2,415,341      2,498,289

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                           Details of Investments
                                                 ----------------------------------------
Sub-account                                      Shares Owned      Cost          Value
-----------------------------------------------------------------------------------------
Scudder Moderate Allocation-- B                    2,115,854    $23,195,351   $26,278,906
Scudder Conservative Allocation-- B                  761,090      8,326,931     9,026,528
Scudder Growth Allocation-- B                      2,731,827     30,843,805    35,349,837
Scudder Bond -- B                                     72,329        489,517       507,024
Scudder Equity 500 Index -- B                        551,136      7,145,715     8,244,994
Alger American Balanced -- B                         258,024      3,449,622     3,689,737
Alger American Leveraged All Cap -- B                 41,437      1,305,588     1,697,665
Credit Suisse Emerging Markets -- B                   92,298      1,292,946     2,016,715
Credit Suisse Global Post Venture Capital -- B        31,869        359,726       467,199
Dreyfus Socially Responsible Growth Fund -- B         10,724        257,325       302,623
Dreyfus VIF Midcap Stock -- B                        296,460      4,860,378     5,134,681
AIM VI Utilities -- B                                 75,009      1,178,109     1,592,451

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and of the Outside Trusts during 2006 were as follows:

                                                   Details of Investments
                                                 --------------------------
Sub-account                                        Purchases       Sales
---------------------------------------------------------------------------
Strategic Opportunities -- A                     $    181,298   $ 6,559,681
Strategic Opportunities -- B                          160,615       409,103
Investment Quality Bond -- A                        1,180,543     3,100,990
Investment Quality Bond -- B                       14,122,449     3,813,207
U.S. Core -- A                                     11,086,370    17,656,914
U.S. Core -- B                                      2,502,812     4,345,759
Blue Chip Growth -- A                               1,009,054    10,907,496
Blue Chip Growth -- B                               2,233,359     4,235,731
Money Market -- A                                  23,787,748    28,808,821
Money Market -- B                                  43,960,070    31,604,396
Global Trust -- A                                     857,150     4,074,986
Global Trust -- B                                     731,028       592,591
Global Bond -- A                                    1,005,651     1,708,013
Global Bond -- B                                    8,139,155     1,562,131
U.S. Government Securities -- A                     3,704,952     6,840,857
U.S. Government Securities -- B                     4,573,198     6,761,976
Income & Value -- A                                 1,155,212     4,610,378
Income & Value -- B                                 1,182,182     1,820,872
Large Cap Growth -- A                                 128,513    16,168,281
Large Cap Growth -- B                                 378,621    13,253,787
Equity-Income -- A                                  6,435,479    12,020,303
Equity-Income -- B                                  7,670,572     7,033,314
Strategic Bond -- A                                 2,815,568     3,763,597
Strategic Bond -- B                                 3,315,926     2,577,284
All Cap Core -- A                                     291,320     2,587,893
All Cap Core -- B                                     184,412       202,950
All Cap Growth -- A                                   313,246     4,102,554
All Cap Growth -- B                                   719,161     1,671,981
International Small Cap -- A                        2,321,632     2,736,024
International Small Cap -- B                        2,330,125     1,692,733
Pacific Rim -- A                                      742,093     1,487,326
Pacific Rim -- B                                    2,666,147     3,117,259
Science & Technology -- A                             583,502     3,904,761
Science & Technology -- B                             938,124     1,858,440
Emerging Small Company -- A                         1,199,135     2,070,890
Emerging Small Company -- B                         1,042,256     1,238,032
International Core -- A                             1,342,405     1,393,665
International Core -- B                             2,152,292     1,010,424
Value -- A                                          2,945,575     2,556,803
Value -- B                                          2,057,541     1,264,686
Real Estate Securities -- A                         3,518,196     2,579,255
Real Estate Securities -- B                         6,047,600     4,184,090
High Yield -- A                                     1,846,124     3,202,134
High Yield -- B                                     5,021,325     5,404,383
Lifestyle Aggressive -- A                           1,935,306     1,349,206
Lifestyle Aggressive -- B                          21,514,896     9,018,705
Lifestyle Growth -- A                               8,835,177     6,020,631
Lifestyle Growth -- B                             360,221,762    21,778,204
Lifestyle Balanced -- A                            10,829,673    11,235,016

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                   Details of Investments
                                                 --------------------------
Sub-account                                        Purchases       Sales
---------------------------------------------------------------------------
Lifestyle Balanced -- B                          $268,478,316   $27,185,119
Lifestyle Moderate -- A                             6,786,698     6,417,268
Lifestyle Moderate -- B                            72,901,605    19,816,958
Lifestyle Conservative -- A                         2,975,038     2,983,925
Lifestyle Conservative -- B                        34,024,297    18,543,378
Small Company Value -- A                            2,744,157     4,083,401
Small Company Value -- B                            7,830,792     6,072,498
International Value -- A                            3,112,337     4,197,119
International Value -- B                            5,222,206     4,601,773
Total Return -- A                                   3,069,278     7,537,063
Total Return -- B                                   5,094,197     9,217,251
US Large Cap Value -- A                               278,786     3,301,116
US Large Cap Value -- B                             1,066,228     3,570,419
Mid Cap Stock -- A                                  2,907,023     4,417,855
Mid Cap Stock -- B                                  3,490,894     3,508,009
Global Allocation -- A                                436,415       921,799
Global Allocation -- B                              8,941,818       878,527
Dynamic Growth -- A                                   105,048     1,399,366
Dynamic Growth -- B                                   320,422       908,056
Total Stock Market Index -- A                         321,917       564,102
Total Stock Market Index -- B                         855,685     1,081,836
500 Index -- A                                      3,918,562     5,918,094
500 Index -- B                                      3,500,528     5,711,712
Mid Cap Index -- A                                    755,365       514,383
Mid Cap Index -- B                                  4,346,521     1,565,918
Small Cap Index -- A                                  264,102       458,825
Small Cap Index -- B                                1,164,461     1,513,168
Capital Appreciation -- A                          15,277,641     3,324,333
Capital Appreciation -- B                          12,868,175     3,230,111
Health Sciences -- A                                1,533,587     1,371,768
Health Sciences -- B                                2,850,309     2,130,884
Financial Services -- A                             1,175,410       590,671
Financial Services -- B                             1,781,866     1,249,137
Quantitative Mid Cap -- A                             244,608       255,266
Quantitative Mid Cap -- B                             753,207       618,250
All Cap Value -- A                                  1,232,241       772,253
All Cap Value -- B                                  3,048,923     1,847,015
Strategic Value -- A                                  532,585     1,798,566
Strategic Value -- B                                1,811,797     5,677,537
Utilities -- A                                      2,103,259     1,002,951
Utilities -- B                                      3,252,524     1,636,218
Mid Cap Value -- A                                  2,882,449     3,970,639
Mid Cap Value -- B                                  5,846,799     4,651,590
Fundamental Value -- A                              1,218,028     2,518,162
Fundamental Value -- B                             13,875,519     3,923,056
Emerging Growth -- B                                1,706,479       734,212
Natural Resources -- B                             11,929,326     9,402,850
Mid Cap Core -- B                                   1,526,581     4,319,886
Quantitative All Cap -- B                             139,588       272,004
Large Cap Value -- B                                8,601,384     3,513,808
Small Cap Opportunities -- A                          340,223     1,256,292
Small Cap Opportunities -- B                        1,617,496     1,729,071

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                   Details of Investments
                                                 -------------------------
Sub-account                                       Purchases       Sales
--------------------------------------------------------------------------
Special Value-- B                                $   359,754   $   419,444
Real Return Bond -- B                              2,218,204     7,224,609
American International -- B                       36,936,351    11,867,717
American Growth -- B                              53,441,248    13,894,306
American Blue Chip Income & Growth -- B            2,802,490     3,034,447
American Growth-Income -- B                       46,663,993    11,670,044
American Bond -- B                                51,598,081     3,335,921
American Century Small Company -- B                   76,789       280,143
PIMCO VIT All Asset                                1,583,229     2,173,408
LMFC Core Equity B                                 2,576,431     1,305,607
PIM Classic Value B                                1,667,853       782,342
Quantitative Value -- B                              789,606       723,002
US Global Leaders Growth-- A                          69,444       208,025
US Global Leaders Growth-- B                         375,185     1,063,080
John Hancock Strategic Income B                      929,289       417,079
John Hancock Int'l Eq Index-- A                      760,834       452,060
John Hancock Int'l Eq Index -- B                     835,937       569,658
Active Bond-- A                                      343,886     2,092,988
Active Bond-- B                                    8,244,995     8,315,783
CGTC Overseas Equity -- B                          1,014,087       443,556
Independence Investment LLC Small Cap-- B             43,968        25,883
Marisco International Opportunities-- B            3,378,763     1,165,516
T Rowe Price Mid Value-- B                           959,695        92,619
UBS Large Cap-- B                                    101,021        66,150
US High Yield-- B                                    248,333        38,782
Wellington Small Cap Growth -- B                   1,336,132       646,736
Wellington Small Cap Value -- B                    2,135,546       811,742
Wells Capital Core Bond-- B                          549,888       433,375
Index Allocation-- B                              12,861,668       417,419
Large Cap Value -- A                               1,230,786        41,062
Scudder Capital Growth -- B                        2,910,787       960,878
Scudder Global Discovery -- B                        525,231       473,420
Scudder Growth & Income -- B                         275,194       466,599
Scudder Health Sciences -- B                         829,869     1,172,898
Scudder International -- B                         1,474,656     1,193,093
Scudder Mid Cap Growth -- B                          711,532       544,543
Scudder Blue Chip -- B                             1,050,922     1,350,359
Scudder Contarian Value -- B                         225,545       727,129
Scudder Global Blue Chip -- B                        557,124     1,327,901
Scudder Government Securities -- B                   289,465       779,690
Scudder High Income -- B                             576,709       814,415
Scudder International Select Equity -- B             611,623       998,739
Scudder Fixed Income -- B                          2,507,919     2,627,196
Scudder Money Market -- B                          4,680,591     5,241,032
Scudder Small Cap Growth -- B                        194,510       773,150
Scudder Technology Growth -- B                       508,240       639,902
Scudder Total Return -- B                            147,196       550,669
Scudder Davis Venture Value -- B                     394,521     1,672,692
Scudder Dreman Financial Services -- B               852,565     2,310,216
Scudder Dreman High Return Equity -- B             6,008,205     1,802,731
Scudder Dreman Small Cap Value -- B                  940,734     1,509,214
Scudder Salomon Growth -- B                          268,703       839,945

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                  Details of Investments
                                                 -----------------------
Sub-account                                       Purchases      Sales
------------------------------------------------------------------------
Scudder Janus Growth & Income -- B               $   72,212   $  575,138
Scudder Janus Growth Opportunities -- B             517,180    1,691,139
Scudder MFS Strategic Value -- B                    230,512    3,838,293
Scudder Oak Strategic Equity -- B                    89,252    1,552,419
Scudder Turner Mid Cap Growth -- B                  946,538    1,048,331
Scudder Real Estate -- B                            425,028    1,107,238
Scudder Strategic Income -- B                       656,122      585,999
Scudder Conservative Income Strategy                604,113    1,824,947
Scudder Moderate Allocation -- B                  2,702,655    1,266,671
Scudder Conservative Allocation -- B              3,134,834    1,084,304
Scudder Growth Allocation -- B                    4,621,443    3,727,249
Scudder Templeton Foreign Value -- B              1,008,407      978,780
Scudder Mercury Large Cap Core -- B                  16,541       97,116
Scudder Bond -- B                                   439,848      103,034
Scudder Equity 500 Index -- B                       342,741    2,509,891
Alger American Balanced -- B                        442,163      568,336
Alger American Leveraged All Cap -- B               503,828      234,288
Credit Suisse Emerging Markets -- B                 402,889    1,078,833
Credit Suisse Global Post Venture Capital -- B      142,365      186,402
Dreyfus Socially Responsible Growth Fund -- B        13,594       88,651
Dreyfus VIF Midcap Stock -- B                     1,189,394    1,108,585
AIM VI Utilities -- B                               287,588      378,035

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                   Dividend Income           Capital Gain
                                    Distribution             Distributuion              Total
                                ----------------------  ----------------------  ----------------------
Sub-account                        2006        2005        2006        2005        2006        2005
------------------------------------------------------------------------------------------------------
Strategic Opportunities -- A    $    3,307  $  133,746  $       --  $       --  $    3,307  $  133,746
Strategic Opportunities -- B            --       4,099          --          --          --       4,099
Investment Quality Bond -- A       786,622     911,979          --          --     786,622     911,979
Investment Quality Bond -- B     1,256,389     367,207          --               1,256,389     367,207
U.S. Core -- A                     866,853   1,214,806   8,332,122   1,883,433   9,198,975   3,098,239
U.S. Core -- B                     121,222     177,673   1,389,409     319,672   1,510,631     497,345
Blue Chip Growth -- A              100,180     223,479          --          --     100,180     223,479
Blue Chip Growth -- B                7,096          --          --          --       7,096          --
Money Market -- A                1,271,165     722,403          --          --   1,271,165     722,403
Money Market -- B                1,303,975     513,522          --          --   1,303,975     513,522
Global Trust -- A                  290,111     314,018          --          --     290,111     314,018
Global Trust -- B                   48,207      35,881          --          --      48,207      35,881
Global Bond -- A                        --     327,184      77,389      59,341      77,389     386,525
Global Bond -- B                        --     348,099     149,501      69,252     149,501     417,351
U.S. Government Securities --
A                                1,062,392     460,893          --     487,392   1,062,392     948,285
U.S. Government Securities --
B                                  594,087     193,952          --     267,013     594,087     460,965
Income & Value -- A                420,959     387,895          --          --     420,959     387,895
Income & Value -- B                197,808     151,823          --          --     197,808     151,823
Large Cap Growth -- A               57,780     130,806          --          --      57,780     130,806
Large Cap Growth -- B               16,375      73,944          --          --      16,375      73,944
Equity-Income -- A                 977,415     898,791   4,021,624   2,484,200   4,999,039   3,382,991
Equity-Income -- B                 473,388     274,759   2,184,962   1,018,145   2,658,350   1,292,904
Strategic Bond -- A              1,114,130     541,262          --          --   1,114,130     541,262
Strategic Bond -- B                935,284     223,912          --          --     935,284     223,912
All Cap Core -- A                   71,918      88,776          --          --      71,918      88,776
All Cap Core -- B                    6,659       5,357          --          --       6,659       5,357
International Small Cap -- A        88,177      66,486          --          --      88,177      66,486
International Small Cap -- B        56,902      10,652          --          --      56,902      10,652
Pacific Rim -- A                    32,750      26,715          --          --      32,750     26,715
Pacific Rim -- B                    31,206      16,619          --          --      31,206      16,619
Emerging Small Company --               --          --     345,860          --     345,860          --
Emerging Small Company --               --          --     288,406          --     288,406          --
International Core -- A             28,345      32,271     215,605          --     243,950      32,271
International Core -- B              9,955          --      96,463          --     106,418          --
Value -- A                          44,386      74,276   1,644,993          --   1,689,379      74,276
Value -- B                           7,918      14,843     549,075          --     556,993      14,843
Real Estate Securities -- A        182,107     183,706   1,737,633   1,266,441   1,919,740   1,450,147
Real Estate Securities -- B        216,422     165,560   2,252,014   1,486,099   2,468,436   1,651,659

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                    Dividend Income            Capital Gain
                                      Distribution            Distributuion                Total
                                -----------------------  -----------------------  ------------------------
Sub-account                         2006        2005         2006        2005         2006         2005
----------------------------------------------------------------------------------------------------------
High Yield -- A                 $   639,652  $  543,694  $        --  $       --  $   639,652  $   543,694
High Yield -- B                     759,056     458,024           --          --      759,056      458,024
Lifestyle Aggressive -- A           404,691     110,070    1,071,714      85,091    1,476,405      195,161
Lifestyle Aggressive -- B         4,417,116     918,152   11,724,260     708,768   16,141,376    1,626,920
Lifestyle Growth -- A             2,054,580     934,905    2,346,119     206,716    4,400,699    1,141,621
Lifestyle Growth -- B            27,667,312   5,479,562   31,594,940   1,189,224   59,262,252    6,668,786
Lifestyle Balanced -- A           3,013,914   2,205,423    3,592,276     895,317    6,606,190    3,100,740
Lifestyle Balanced -- B          24,917,500   8,135,500   29,645,325   3,260,385   54,562,825   11,395,885
Lifestyle Moderate -- A           1,262,365   1,152,867    1,245,925     804,317    2,508,290    1,957,184
Lifestyle Moderate -- B           6,140,352   3,064,192    6,051,344   2,137,656   12,191,696    5,201,848
Lifestyle Conservative -- A         705,228     739,817      455,428     475,919    1,160,656    1,215,736
Lifestyle Conservative -- B       2,696,607   1,832,417    1,740,241   1,179,975    4,436,848    3,012,392
Small Company Value -- A              8,849      37,576    2,040,300     223,450    2,049,149      261,026
Small Company Value -- B                 --      12,649    3,375,562     314,009    3,375,562      326,658
International Value -- A            346,818      69,029      831,966      90,366    1,178,784      159,395
International Value -- B            346,600      99,074      907,465     188,461    1,254,065      287,535
Total Return -- A                 1,094,016     892,014           --     918,925    1,094,016    1,810,939
Total Return -- B                 1,088,609     718,565           --     871,799    1,088,609    1,590,364
US Large Cap Value -- A              87,661      75,435           --          --       87,661       75,435
US Large Cap Value -- B              51,535      16,666           --          --       51,535       16,666
Mid Cap Stock -- A                       --          --      829,036     302,291      829,036      302,291
Mid Cap Stock -- B                       --          --      827,112     444,744      827,112      444,744
Global Allocation -- A               29,889      28,007           --          --       29,889       28,007
Global Allocation -- B               83,937      37,227           --          --       83,937       37,227
Total Stock Market Index -- A        18,202      20,278        9,737          --       27,939       20,278
Total Stock Market Index -- B        51,985      57,250       33,190          --       85,175       57,250
500 Index -- A                       77,934     171,042           --          --       77,934      171,042
500 Index -- B                      141,001     248,509           --          --      141,001      248,509
Mid Cap Index -- A                   14,206      11,286       99,254      73,700      113,460       84,986
Mid Cap Index -- B                   33,201      21,257      322,613     212,687      355,814      233,944
Small Cap Index -- A                  8,192       9,540       44,263      64,485       52,455       74,025
Small Cap Index -- B                 20,775      20,395      169,982     210,027      190,757      230,422
Capital Appreciation -- A                --          --      148,109          --      148,109           --
Capital Appreciation -- B                --          --      356,627          --      356,627           --
Health Sciences -- A                     --          --      364,786     300,247      364,786      300,247
Health Sciences -- B                     --          --      724,294     500,044      724,294      500,044
Financial Services -- A               8,518       9,313           47          --        8,565        9,313
Financial Services -- B               9,729       8,355           93          --        9,822        8,355
Quantitative Mid Cap -- A                --          --      182,721          --      182,721           --
Quantitative Mid Cap -- B                --          --      408,660          --      408,660           --

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                   Dividend Income         Capital Gain
                                    Distribution           Distributuion              Total
                                --------------------  ----------------------  ----------------------
Sub-account                        2006       2005        2006       2005        2006        2005
----------------------------------------------------------------------------------------------------
All Cap Value -- A              $   37,147  $ 20,426  $  827,974  $  143,409  $  865,121  $  163,835
All Cap Value -- B                  69,860     9,559   1,879,691     308,110   1,949,551     317,669
Strategic Value -- A                36,123    12,091     317,937     147,427     354,060     159,518
Strategic Value -- B               103,144    15,008   1,055,021     390,291   1,158,165     405,299
Utilities -- A                      90,601    16,931     473,896     215,973     564,497     232,904
Utilities -- B                     128,712    12,774     728,040     231,673     856,752     244,447
Mid Cap Value -- A                  77,915    53,256   1,852,567     406,829   1,930,482     460,085
Mid Cap Value -- B                 125,026    57,414   4,047,935     761,451   4,172,961     818,865
Fundamental Value -- A              74,261    43,898     309,035          --     383,296      43,898
Fundamental Value -- B             174,951    40,532     923,003          --   1,097,954      40,532
Emerging Growth -- B                    --        --     551,446          --     551,446          --
Natural Resources -- B              59,681        --   2,720,026     166,699   2,779,707     166,699
Mid Cap Core -- B                   47,214        --     809,268     458,834     856,482     458,834
Quantitative All Cap -- B            3,841     4,106      43,823      45,324      47,664      49,430
Large Cap Value -- B                15,812        --     456,448          --     472,260          --
Small Cap Opportunities -- A        30,684        --     114,772          --     145,456          --
Small Cap Opportunities -- B        46,132        --     225,916      55,557     272,048      55,557
Special Value-- B                       --        --      88,478       3,508      88,478       3,508
Real Return Bond -- B              333,814    18,699     272,457     630,168     606,271     648,867
American International -- B        562,658   179,351     750,528   2,408,581   1,313,186   2,587,932
American Growth -- B               225,678        --     842,829      83,653   1,068,507      83,653
American Blue Chip Income &
Growth -- B                         84,087     7,724     337,825   1,888,187     421,912   1,895,911
American Growth-Income -- B      1,091,094   197,952     133,016      76,115   1,224,110     274,067
American Century Small
Company -- B                            --        --      48,177      10,636      48,177      10,636
PIMCO VIT All Asset                254,474   178,349      12,279      16,072     266,753     194,421
LMFC Core Equity B                      --        --     371,850          --     371,850          --
PIM Classic Value B                 17,418     4,523      42,770      58,741      60,188      63,264
Quantitative Value -- B              2,387        --      22,879       3,251      25,266       3,251
US Global Leaders Growth-- A            --     2,680      15,395      28,369      15,395      31,049
US Global Leaders Growth-- B            --        --      41,110      77,720      41,110      77,720
John Hancock Strategic
Income B                            64,468    60,568         592       3,896      65,060      64,464
John Hancock Int'l Eq Index--
A                                   11,981     8,499      12,136      73,099      24,117      81,598
John Hancock Int'l Eq Index--
B                                   22,206    17,677      28,538     198,709      50,744     216,386

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                   Dividend Income       Capital Gain
                                    Distribution         Distribution             Total
                                --------------------  ------------------  --------------------
Sub-account                        2006       2005      2006      2005       2006       2005
----------------------------------------------------------------------------------------------
Active Bond-- A                 $  266,708  $     --  $     --  $ 25,253  $  266,708  $ 25,253
Active Bond-- B                  1,630,598        --        --   141,673   1,630,598   141,673
CGTC Overseas Equity -- B            2,519        --    19,486     1,778      22,005     1,778
Independence Investment LLC
Small Cap-- B                           --        --     7,986        --       7,986        --
Marisco International
Opportunities-- B                    4,575        --    59,929        --      64,504        --
T Rowe Price Mid Value-- B             384        --    45,278       803      45,662       803
UBS Large Cap-- B                      246        --     2,295        --       2,541        --
US High Yield-- B                    3,446        --        --        --       3,446        --
Wellington Small Cap Growth
-- B                                    --        --        --     4,582          --     4,582
Wellington Small Cap Value
-- B                                    --        --   251,761     4,794     251,761     4,794
Wells Capital Core Bond-- B          3,170        --        --        --       3,170        --
Index Allocation-- B               130,376        --        --        --     130,376        --
Large Cap Value -- A                    --        --        --        --          --        --
Scudder Capital Growth -- B         10,213     9,199        --        --      10,213     9,199
Scudder Global Discovery -- B       24,506     5,077        --        --      24,506     5,077
Scudder Growth & Income -- B        25,016    27,710        --        --      25,016    27,710
Scudder Health Sciences -- B            --        --    11,129        --      11,129        --
Scudder International -- B          61,803    48,516        --        --      61,803    48,516
Scudder Mid Cap Growth -- B             --        --        --        --          --        --
Scudder Blue Chip -- B              22,089    24,193   237,511        --     259,600    24,193
Scudder Contarian Value -- B        56,589    70,170        --        --      56,589    70,170
Scudder Global Blue Chip -- B        4,643        --   175,331        --     179,974        --
Scudder Government
Securities -- B                    121,763   132,754        --    28,622     121,763   161,376
Scudder High Income -- B           281,923   385,095        --               281,923   385,095
Scudder International Select
Equity -- B                         59,624    62,560        --                59,624    62,560
Scudder Fixed Income -- B          236,980   227,834     1,187    67,875     238,167   295,709
Scudder Money Market -- B          158,840    54,758        --        --     158,840    54,758
Scudder Technology Growth -- B          --     1,871        --        --          --     1,871
Scudder Total Return -- B           60,279    69,683        --        --      60,279    69,683

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                  Dividend Income      Capital Gain
                                    Distribution       Distribution           Total
                                ------------------  ------------------  ------------------
Sub-account                       2006      2005      2006      2005      2006      2005
------------------------------------------------------------------------------------------
Scudder Davis Venture Value
-- B                            $ 21,553  $ 25,330  $     --  $     --  $ 21,553  $ 25,330
Scudder Dreman Financial
Services -- B                     50,778    24,546   317,952        --   368,730    24,546
Scudder Dreman High Return
Equity -- B                      117,424    98,674   510,858        --   628,282    98,674
Scudder Dreman Small Cap
Value -- B                        24,602    18,847   498,755   453,967   523,357   472,814
Scudder Salomon Growth -- B           --        --   205,493        --   205,493        --
Scudder Janus Growth &
Income -- B                        5,547        --        --        --     5,547        --
Scudder MFS Strategic Value
-- B                              22,357    25,357   170,421   349,879   192,778   375,236
Scudder Turner Mid Cap
Growth -- B                           --        --   218,164        --   218,164        --
Scudder Real Estate -- B              --    96,020    80,192   284,332    80,192   380,352
Scudder Strategic Income -- B    108,500   177,416    22,439     5,546   130,939   182,962
Scudder Conservative Income
Strategy                          66,372        --    13,040       549    79,412       549
Scudder Moderate
Allocation-- B                   210,533        --   168,426    17,059   378,959    17,059
Scudder Conservative
Allocation-- B                    90,913        --    40,399     6,825   131,312     6,825
Scudder Growth Allocation-- B    265,460        --   271,048    20,452   536,508    20,452
Scudder Templeton Foreign
Value                             21,047       790   211,985       552   233,032     1,342
Scudder Mercury Large Cap Core        --         5    13,451       125    13,451       130
Scudder Bond -- B                  5,265        --       186        --     5,451        --
Scudder Equity 500 Index -- B     75,375        --        --        --    75,375        --
Alger American Balanced -- B      45,587    62,242   194,811        --   240,398    62,242
Credit Suisse Emerging
Markets -- B                      11,063    13,450    27,173        --    38,236    13,450
Dreyfus VIF Midcap Stock -- B     10,195        --   919,004    20,853   929,199    20,853
AIM VI Utilities -- B             50,670    32,082    31,283        --    81,953    32,082

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                                     EXPENSE RATIO   INVESTMENT        TOTAL
                                                 UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME      RETURN HIGHEST
             SUB-ACCOUNT                  YEAR  (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       TO LOWEST***
----------------------------------------  ----  ------  -----------------  --------  --------------  ----------  -------------------
Strategic Opportunities - A               2006   1,036   $30.20 to $9.73   $ 25,877  1.75% to 1.40%     0.01%     10.60% to 10.22%
                                          2005   1,295     27.30 to 8.83     29,104   1.75 to 1.40      0.45        8.20 to 7.83
                                          2004   1,596     25.23 to 8.19     33,131   1.75 to 1.40      0.09       10.75 to 10.36
                                          2003   1,878     22.79 to 7.42     35,115   1.75 to 1.40      0.00       24.09 to 23.66
                                          2002   2,127     18.36 to 6.00     32,409   1.75 to 1.40      0.00     (39.62) to (39.83)

Strategic Opportunities - B               2006     119    13.44 to 12.89      1,589   1.85 to 1.40      0.00        10.36 to 9.87
                                          2005     137    12.18 to 11.71      1,659   1.85 to 1.40      0.26        8.03 to 4.76
                                          2004     142    11.27 to 10.87      1,596   1.75 to 1.40      0.02       10.82 to 10.43
                                          2003     128     10.17 to 9.83      1,292   1.75 to 1.40      0.00       23.87 to 23.44
                                          2002      19      8.21 to 7.96        154   1.75 to 1.40      0.00      (9.50) to (36.35)

Investment Quality Bond - A               2006     545    26.55 to 16.52     11,394   1.75 to 1.40      6.35        2.13 to 1.78
                                          2005     659    25.99 to 16.23     13,684   1.75 to 1.40      5.85        0.84 to 0.49
                                          2004     812    25.78 to 16.15     17,006   1.75 to 1.40      6.00        3.35 to 2.99
                                          2003     953    24.94 to 15.68     19,568   1.75 to 1.40      5.30        5.83 to 5.46
                                          2002   1,208    23.57 to 14.87     23,510   1.75 to 1.40      4.96        8.41 to 8.03

Investment Quality Bond - B               2006   1,826    14.94 to 12.99     26,873   1.85 to 1.15      5.47        4.16 to 1.47
                                          2005   1,168    14.66 to 14.42     17,007   1.85 to 1.40      3.82       0.61 to (0.28)
                                          2004     499    14.57 to 14.44      7,232   1.75 to 1.40      5.22        3.19 to 2.83
                                          2003     466    14.15 to 14.04      6,562   1.75 to 1.40      4.25        5.75 to 5.38
                                          2002     185    13.41 to 13.32      2,464   1.75 to 1.40      0.33        7.28 to 2.27

U.S. Core - A                             2006   2,725    32.90 to 10.61     65,921   1.75 to 1.40      1.25        7.66 to 7.29
                                          2005   3,340     30.56 to 9.89     75,782   1.75 to 1.40      1.43        0.62 to 0.27
                                          2004   4,242     30.37 to 9.86     95,127   1.75 to 1.40      0.88        5.28 to 4.92
                                          2003   4,833     28.85 to 9.40    105,349   1.75 to 1.40      1.00       24.83 to 24.39
                                          2002   5,355     23.11 to 7.56     95,740   1.75 to 1.40      0.66     (25.39) to (25.65)

U.S. Core - B                             2006     842    14.58 to 13.33     12,039   1.85 to 1.40      1.00        7.48 to 7.00
                                          2005   1,076    13.56 to 12.43     14,348   1.85 to 1.40      1.18       0.43 to (1.39)
                                          2004   1,230    13.51 to 12.41     16,363   1.75 to 1.40      0.69        5.06 to 4.70
                                          2003     966    12.86 to 11.84     12,269   1.75 to 1.40      0.81       24.65 to 24.22
                                          2002     243     10.31 to 9.53      2,496   1.75 to 1.40      0.02      (6.48) to (23.80)

Blue Chip Growth - A                      2006   2,288    24.22 to 10.96     45,399   1.75 to 1.40      0.21        8.07 to 7.69
                                          2005   2,774    22.46 to 10.18     51,140   1.75 to 1.40      0.42        4.13 to 3.77
                                          2004   3,361     21.63 to 9.81     59,864   1.75 to 1.40      0.12        7.51 to 7.14
                                          2003   3,812     20.17 to 9.15     63,875   1.75 to 1.40      0.04       27.38 to 26.93
                                          2002   4,318     15.87 to 7.21     57,550   1.75 to 1.40      0.00     (25.31) to (25.57)

Blue Chip Growth - B                      2006   1,374    15.64 to 13.17     21,093   1.85 to 1.15      0.03        7.80 to 5.20
                                          2005   1,489    14.51 to 13.41     21,253   1.85 to 1.40      0.00        3.90 to 2.29
                                          2004   1,140    13.97 to 12.94     15,702   1.75 to 1.40      0.06        7.31 to 6.94
                                          2003     699    13.01 to 12.09      8,975   1.75 to 1.40      0.11       27.22 to 26.78
                                          2002     166     10.23 to 9.53      1,681   1.75 to 1.40      0.00      (6.75) to (23.78)

Money Market - A                          2006   1,593    17.82 to 13.05     24,875   1.75 to 1.40      4.35        2.99 to 2.63
                                          2005   1,956    17.30 to 12.71     29,884   1.75 to 1.40      2.61        1.24 to 0.89
                                          2004   1,963    17.09 to 12.59     29,824   1.75 to 1.40      0.80      (0.60) to (0.95)
                                          2003   2,678    17.19 to 12.70     40,217   1.75 to 1.40      0.60      (0.82) to (1.16)
                                          2002   4,836    17.33 to 12.83     71,391   1.75 to 1.40      1.17      (0.23) to (0.58)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                     EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS    UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME          HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*        RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Money Market - B                          2006   2,653  $12.77 to $12.45   $33,361  1.85% to 1.15%     4.20%      2.79% to 1.81%
                                          2005   1,716    12.37 to 12.16    21,020   1.85 to 1.40      2.42        1.04 to 0.47
                                          2004   1,606    12.24 to 12.13    19,536   1.75 to 1.40      0.53      (0.80) to (1.14)
                                          2003   1,567    12.34 to 12.26    19,245   1.75 to 1.40      0.37      (1.01) to (1.36)
                                          2002     968    12.46 to 12.42    12,039   1.75 to 1.40      0.59      (0.08) to (0.64)

Global Trust - A                          2006     722    33.14 to 16.14    22,073   1.75 to 1.40      1.34       18.65 to 18.24
                                          2005     835    27.93 to 13.65    21,550   1.75 to 1.40      1.33        9.19 to 8.81
                                          2004   1,093    25.58 to 12.54    26,117   1.75 to 1.40      1.77       13.16 to 12.76
                                          2003   1,222    22.60 to 11.13    25,984   1.75 to 1.40      0.91       25.69 to 25.25
                                          2002   1,451    17.99 to 8.88     24,611   1.75 to 1.40      1.39     (20.23) to (20.51)

Global Trust - B                          2006     252    18.91 to 18.43     4,726   1.85 to 1.40      1.11       18.43 to 17.90
                                          2005     242    15.96 to 15.60     3,839   1.85 to 1.40      1.10        8.97 to 4.62
                                          2004     156    14.65 to 14.35     2,271   1.75 to 1.40      1.22       12.94 to 12.54
                                          2003      84    12.97 to 12.74     1,084   1.75 to 1.40      0.58       25.46 to 25.02
                                          2002      24    10.34 to 10.18       250   1.75 to 1.40      0.02      (4.46) to (18.58)

Global Bond - A                           2006     252    27.35 to 17.51     5,851   1.75 to 1.40      0.00        3.81 to 3.45
                                          2005     280    26.35 to 16.93     6,328   1.75 to 1.40      4.76      (7.84) to (8.16)
                                          2004     290    28.59 to 18.43     7,259   1.75 to 1.40      3.76        8.71 to 8.33
                                          2003     333    26.30 to 17.02     7,790   1.75 to 1.40      3.99       13.79 to 13.39
                                          2002     446    23.11 to 15.01     9,221   1.75 to 1.40      0.00       18.45 to 18.04

Global Bond - B                           2006   1,045    17.40 to 12.66    17,310   1.85 to 1.15      0.00        3.61 to 1.12
                                          2005     632    16.83 to 15.99    10,257   1.85 to 1.40      3.99      (3.01) to (8.27)
                                          2004     459    18.33 to 17.49     8,103   1.75 to 1.40      2.91        8.54 to 8.16
                                          2003     316    16.93 to 16.17     5,160   1.75 to 1.40      3.49       13.57 to 13.17
                                          2002      96    14.95 to 14.29     1,379   1.75 to 1.40      0.00       19.58 to 5.13

U.S. Government Securities - A            2006   1,010    23.58 to 15.24    19,539   1.75 to 1.40      4.92        2.94 to 2.58
                                          2005   1,203    22.91 to 14.86    22,795   1.75 to 1.40      1.78       0.17 to (0.18)
                                          2004   1,498    22.87 to 14.89    28,279   1.75 to 1.40      2.02        1.45 to 1.10
                                          2003   1,852    22.54 to 14.72    34,707   1.75 to 1.40      3.48       0.32 to (0.03)
                                          2002   2,576    22.47 to 14.73    47,851   1.75 to 1.40      3.14        6.49 to 6.12

U.S. Government Securities - B            2006     809    13.69 to 12.97    10,952   1.85 to 1.15      4.65        4.01 to 2.29
                                          2005     998    13.33 to 13.11    13,188   1.85 to 1.40      1.34       0.05 to (0.34)
                                          2004   1,114    13.35 to 13.20    14,757   1.75 to 1.40      1.69        1.27 to 0.91
                                          2003   1,242    13.22 to 13.08    16,277   1.75 to 1.40      2.63       0.18 to (0.17)
                                          2002     381    13.29 to 13.10     4,999   1.75 to 1.40      0.12        5.83 to 1.15

Income & Value - A                        2006     832    27.95 to 15.12    19,390   1.75 to 1.40      2.08        7.16 to 6.78
                                          2005     977    26.08 to 14.16    21,592   1.75 to 1.40      1.71        3.76 to 3.40
                                          2004   1,195    25.14 to 13.70    25,291   1.75 to 1.40      1.25        6.14 to 5.77
                                          2003   1,090    23.68 to 12.95    22,537   1.75 to 1.40      1.97       24.73 to 24.29
                                          2002   1,169    18.99 to 10.42    19,697   1.75 to 1.40      2.10     (17.10) to (17.39)

Income & Value - B                        2006     695    15.85 to 12.97    10,855   1.85 to 1.15      1.81        6.92 to 3.62
                                          2005     739    14.82 to 14.18    10,815   1.85 to 1.40      1.48        3.53 to 1.56
                                          2004     705    14.32 to 13.73     9,986   1.75 to 1.40      0.91        5.92 to 5.55
                                          2003     418    13.52 to13.00      5,604   1.75 to 1.40      1.34       24.53 to 24.10
                                          2002      72    10.86 to 10.46       782   1.75 to 1.40      0.06     (5.24) to (16.31)

Large Cap Growth - A                      2006      --    19.35 to 8.62         --   1.75 to 1.40     0.38(a)     1.92 to 1.80(a)
                                          2005   1,167    18.99 to 8.47     15,731   1.75 to 1.40      0.77      (1.15) to (1.49)
                                          2004   1,389    19.21 to 8.59     19,019   1.75 to 1.40      0.28        4.70 to 4.33
                                          2003   1,546    18.34 to 8.24     20,289   1.75 to 1.40      0.26       23.59 to 23.15
                                          2002   1,748    14.84 to 6.69     18,491   1.75 to 1.40      0.33     (23.91) to (24.17)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                     EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME           HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Large Cap Growth - B                      2006      --  $13.11 to $12.30        --  1.85% to 1.40%   0.14%(a)     1.85 to 1.70(a)
                                          2005     992    12.87 to 12.08    12,609   1.85 to 1.40      0.58      (1.17) to (1.75)
                                          2004   1,043    13.06 to 12.29    13,477   1.75 to 1.40      0.17        4.52 to 4.16
                                          2003     792    12.49 to 11.78     9,813   1.75 to 1.40      0.25       23.50 to 23.07
                                          2002     111    10.11 to 9.56      1,120   1.75 to 1.40      0.01     (6.30) to (23.48)

Equity-Income - A                         2006   2,087    36.09 to 20.12    65,058   1.75 to 1.40      1.53       17.37 to 16.96
                                          2005   2,415    30.74 to 17.20    64,504   1.75 to 1.40      1.30        2.48 to 2.12
                                          2004   2,836    30.00 to 16.84    74,171   1.75 to 1.40      1.31       13.21 to 12.81
                                          2003   3,134    26.50 to 14.93    72,725   1.75 to 1.40      1.51       23.83 to 23.40
                                          2002   3,515    21.40 to 12.10    66,375   1.75 to 1.40      1.38     (14.49) to (14.79)

Equity-Income - B                         2006   2,177    17.74 to 13.74    37,727   1.85 to 1.15      1.36       17.12 to 9.77
                                          2005   2,271    15.18 to 14.66    33,757   1.85 to 1.40      0.88        2.28 to 0.18
                                          2004   1,869    14.88 to 14.44    27,207   1.75 to 1.40      0.96       13.01 to 12.62
                                          2003   1,249    13.20 to 12.82    16,139   1.75 to 1.40      1.10       23.66 to 23.23
                                          2002     341    10.70 to 10.41     3,557   1.75 to 1.40      0.01     (3.87) to (16.75)

Strategic Bond - A                        2006     758    21.83 to 17.84    15,541   1.75 to 1.40      6.84        5.57 to 5.20
                                          2005     847    20.68 to 16.96    16,526   1.75 to 1.40      2.89        1.27 to 0.92
                                          2004   1,066    20.42 to 16.80    20,777   1.75 to 1.40      3.89        5.18 to 4.81
                                          2003   1,279    19.41 to 16.03    23,715   1.75 to 1.40      4.98       11.54 to 11.15
                                          2002   1,573    17.41 to 14.42    26,185   1.75 to 1.40      7.09        7.44 to 7.07

Strategic Bond - B                        2006     892    16.27 to 13.27    14,373   1.85 to 1.15      6.66        6.42 to 4.91
                                          2005     891    15.48 to 15.15    13,656   1.85 to 1.40      1.90        1.02 to 0.06
                                          2004     594    15.36 to 15.10     9,013   1.75 to 1.40      2.79        4.91 to 4.54
                                          2003     394    14.68 to 14.45     5,716   1.75 to 1.40      3.27       11.36 to 10.97
                                          2002     110    13.22 to 13.02     1,432   1.75 to 1.40      0.36        5.74 to 1.36

All Cap Core - A                          2006     522    20.83 to 9.21      9,535   1.75 to 1.40      0.72       13.16 to 12.76
                                          2005     669    18.41 to 8.17     10,530   1.75 to 1.40      0.79        7.57 to 7.19
                                          2004     839    17.11 to 7.62     12,345   1.75 to 1.40      0.46       14.71 to 14.31
                                          2003   1,051    14.92 to 6.67     13,409   1.75 to 1.40      0.00       29.72 to 29.26
                                          2002   1,179    11.50 to 5.16     11,921   1.75 to 1.40      0.00     (26.27) to (26.53)

All Cap Core - B                          2006      73    18.94 to 16.71     1,341   1.85 to 1.40      0.52       12.96 to 12.45
                                          2005      73    16.76 to 14.83     1,194   1.85 to 1.40      0.58        7.38 to 2.89
                                          2004      52    15.61 to 13.84       790   1.75 to 1.40      0.31       14.44 to 14.04
                                          2003      40    13.64 to 12.13       537   1.75 to 1.40      0.00       29.43 to 28.98
                                          2002       9    10.54 to 9.39         94   1.75 to 1.40      0.00     (4.53) to (24.86)

All Cap Growth - A                        2006   1,006    20.21 to 8.59     16,657   1.75 to 1.40      0.00        5.10 to 4.73
                                          2005   1,229    19.23 to 8.20     19,308   1.75 to 1.40      0.00        7.48 to 7.11
                                          2004   1,524    17.89 to 7.65     22,220   1.75 to 1.40      0.00        5.04 to 4.67
                                          2003   1,856    17.03 to 7.31     25,993   1.75 to 1.40      0.00       27.44 to 27.00
                                          2002   2,165    13.36 to 5.76     24,084   1.75 to 1.40      0.00     (25.46) to (25.72)

All Cap Growth - B                        2006     288    15.05 to 14.04     4,253   1.85 to 1.40      0.00        4.84 to 4.37
                                          2005     348    14.36 to 13.42     4,923   1.85 to 1.40      0.00        7.26 to 5.24
                                          2004     394  $13.39 to $12.54     5,206   1.75 to 1.40      0.00        4.85 to 4.48
                                          2003     323  $12.77 to $11.99     4,079   1.75 to 1.40      0.00       27.20 to 26.76
                                          2002      62   $10.04 to $9.45       613   1.75 to 1.40      0.00     (7.06) to (24.39)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME          HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*        RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
International Small Cap - A               2006     360  $26.22 to $13.67   $ 8,037  1.75% to 1.40%     1.17%      25.96% to 25.52%
                                          2005     357    20.82 to 10.89     6,725   1.75 to 1.40      0.88        8.58 to 8.20
                                          2004     449    19.17 to 10.06     7,886   1.75 to 1.40      0.13       19.38 to 18.96
                                          2003     477    16.06 to 8.46      7,213   1.75 to 1.40      0.00       52.79 to 52.26
                                          2002     539    10.51 to 5.56      5,297   1.75 to 1.40      0.00     (17.88) to (18.17)

International Small Cap - B               2006     290    25.04 to 13.58     6,936   1.85 to 1.15      0.95       25.78 to 8.50
                                          2005     255    19.96 to 19.17     4,950   1.85 to 1.40      0.23        8.35 to 3.91
                                          2004     245    18.47 to 17.82     4,400   1.75 to 1.40      0.08       19.18 to 18.77
                                          2003     128    15.53 to 15.00     1,932   1.75 to 1.40      0.00       52.58 to 52.05
                                          2002      10    10.21 to 9.87         98   1.75 to 1.40      0.00     (6.40) to (21.07)

Pacific Rim - A                           2006     221    16.12 to 13.52     3,135   1.75 to 1.40      0.97        9.51 to 9.12
                                          2005     277    14.77 to 12.38     3,580   1.75 to 1.40      0.92       24.01 to 23.58
                                          2004     269    11.95 to 10.01     2,804   1.75 to 1.40      0.47       15.27 to 14.87
                                          2003     271    10.40 to 8.70      2,433   1.75 to 1.40      0.14       38.77 to 38.28
                                          2002     266     7.52 to 6.29      1,713   1.75 to 1.40      0.12     (13.75) to (14.06)

Pacific Rim - B                           2006     187    22.84 to 12.24     3,969   1.85 to 1.15      0.76       9.38 to (2.18)
                                          2005     208    20.94 to 19.28     4,083   1.85 to 1.40      0.65       23.68 to 20.11
                                          2004     130    16.97 to 15.70     2,069   1.75 to 1.40      0.37       15.17 to 14.77
                                          2003      90    14.77 to 13.68     1,236   1.75 to 1.40      0.09       38.57 to 38.09
                                          2002       8    10.69 to 9.91         80   1.75 to 1.40      0.00     (5.66) to (20.75)

Science & Technology - A                  2006   1,477    12.90 to 4.53     13,945   1.75 to 1.40      0.00        4.06 to 3.70
                                          2005   1,845    12.40 to 4.37     16,503   1.75 to 1.40      0.00        0.67 to 0.32
                                          2004   2,215    12.31 to 4.36     19,863   1.75 to 1.40      0.00      (0.53) to (0.88)
                                          2003   2,590    12.38 to 4.40     23,957   1.75 to 1.40      0.00       48.31 to 47.79
                                          2002   2,560     8.35 to 2.98     16,805   1.75 to 1.40      0.00     (41.59) to (41.79)

Science & Technology - B                  2006     413    14.32 to 11.23     5,689   1.85 to 1.15      0.00        3.91 to 0.92
                                          2005     483    13.79 to 10.83     6,362   1.85 to 1.40      0.00       0.41 to (1.28)
                                          2004     577    13.73 to 10.81     7,605   1.75 to 1.40      0.00      (0.62) to (0.97)
                                          2003     400    13.81 to 10.91     5,261   1.75 to 1.40      0.00       48.37 to 47.86
                                          2002      38     9.31 to 7.37        339   1.75 to 1.40      0.00     (13.47) to (41.05)

Emerging Small Company - A                2006     379    19.70 to 9.08      5,866   1.75 to 1.40      0.00        0.99 to 0.63
                                          2005     441    19.51 to 9.03      6,901   1.75 to 1.40      0.00        3.59 to 3.23
                                          2004     532    18.84 to 8.74      8,031   1.75 to 1.40      0.00        9.97 to 9.58
                                          2003     567    17.13 to 7.98      8,043   1.75 to 1.40      0.00       37.79 to 37.31
                                          2002     613    12.43 to 5.81      6,457   1.75 to 1.40      0.00     (30.19) to (30.43)

Emerging Small Company - B                2006     335    15.04 to 14.11     4,967   1.85 to 1.40      0.00        0.76 to 0.31
                                          2005     362    14.92 to 14.04     5,343   1.85 to 1.40      0.00       3.40 to (0.21)
                                          2004     363    14.43 to 13.61     5,183   1.75 to 1.40      0.00        9.76 to 9.38
                                          2003     224    13.15 to 12.43     2,921   1.75 to 1.40      0.00       37.54 to 37.06
                                          2002      42     9.56 to 9.06        399   1.75 to 1.40      0.00     (8.75) to (27.53)

International Core - A                    2006     308    18.57 to 13.50     5,223   1.75 to 1.40      0.60       23.04 to 22.61
                                          2005     327    15.09 to 11.01     4,486   1.75 to 1.40      0.76       14.34 to 13.94
                                          2004     344    13.20 to 9.66      4,161   1.75 to 1.40      0.86       13.98 to 13.58
                                          2003     414    11.58 to 8.51      4,432   1.75 to 1.40      0.51       28.46 to 28.02
                                          2002     492     9.01 to 6.65      4,125   1.75 to 1.40      0.44     (22.78) to (23.05)

International Core - B                    2006     159    20.21 to 13.32     3,123   1.85 to 1.15      0.42       22.89 to 6.43
                                          2005      98    16.48 to 15.90     1,581   1.85 to 1.40      0.00       14.10 to 11.19
                                          2004      88    14.48 to 14.03     1,248   1.75 to 1.40      0.68       13.75 to 13.35
                                          2003      70    12.77 to 12.38       875   1.75 to 1.40      0.46       28.45 to 28.00
                                          2002      37     9.96 to 9.67        365   1.75 to 1.40      0.09     (3.11) to (22.63)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST  (000S)       LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Value - A                                 2006     472   $27.46 to $24.34  $12,458  1.75% to 1.40%     0.38%     19.37% to 18.95%
                                          2005     520    23.01 to 20.46    11,529   1.75 to 1.40      0.64       11.00 to 10.61
                                          2004     615    20.73 to 18.50    12,315   1.75 to 1.40      0.60       13.57 to 13.17
                                          2003     728    18.25 to 16.35    12,885   1.75 to 1.40      1.17       36.83 to 36.35
                                          2002     831    13.34 to 11.99    10,768   1.75 to 1.40      0.84     (23.88) to (24.14)

Value - B                                 2006     250    19.49 to 13.62     4,786   1.85 to 1.15      0.19        19.12 to 8.79
                                          2005     230    16.40 to 16.08     3,737   1.85 to 1.40      0.43        10.80 to 3.39
                                          2004     216    14.84 to 14.62     3,171   1.75 to 1.40      0.39       13.44 to 13.04
                                          2003     125    13.11 to 12.93     1,622   1.75 to 1.40      1.12       36.68 to 36.20
                                          2002      34      9.62 to 9.49       319   1.75 to 1.40      0.05      (4.57) to (24.05)

Real Estate Securities - A                2006     296    38.25 to 36.74    11,138   1.75 to 1.40      1.81       36.19 to 35.72
                                          2005     322    28.03 to 27.07     8,898   1.75 to 1.40      2.02        10.30 to 9.92
                                          2004     379    25.46 to 24.63     9,520   1.75 to 1.40      2.48       30.20 to 29.74
                                          2003     422    19.56 to 18.98     8,165   1.75 to 1.40      2.54       37.21 to 36.74
                                          2002     430    14.25 to 13.88     6,082   1.75 to 1.40      2.79        1.16 to 0.80

Real Estate Securities - B                2006     503    33.50 to 15.65    15,580   1.85 to 1.15      1.58       35.91 to 25.03
                                          2005     509    24.71 to 22.84    11,818   1.85 to 1.40      1.51       10.11 to (2.97)
                                          2004     473    22.50 to 20.89     9,995   1.75 to 1.40      1.92       29.93 to 29.48
                                          2003     316    17.36 to 16.13     5,149   1.75 to 1.40      2.07       37.00 to 36.53
                                          2002     123    12.70 to 11.82     1,455   1.75 to 1.40      0.24       1.62 to (5.46)

High Yield - A                            2006     576    17.23 to 14.44     8,974   1.75 to 1.40      6.86        8.84 to 8.46
                                          2005     696    15.83 to 13.31    10,061   1.75 to 1.40      4.80        2.26 to 1.90
                                          2004     904    15.48 to 13.07    12,865   1.75 to 1.40      6.35        9.51 to 9.13
                                          2003   1,398    14.14 to 11.97    18,071   1.75 to 1.40      5.11       22.72 to 22.29
                                          2002     852     11.52 to 9.79     9,169   1.75 to 1.40      8.31      (8.17) to (8.49)

High Yield - B                            2006     694    17.42 to 13.24    11,893   1.85 to 1.15      6.91        8.71 to 5.80
                                          2005     759    16.03 to 15.43    11,992   1.85 to 1.40      3.56          2.12 to 0
                                          2004     974    15.70 to 15.15    15,077   1.75 to 1.40      4.72        9.30 to 8.92
                                          2003     947    14.36 to 13.89    13,430   1.75 to 1.40      3.73       22.47 to 22.05
                                          2002      78    11.72 to 11.37       910   1.75 to 1.40      0.85      (0.84) to (9.03)

Lifestyle Aggressive - A                  2006     320    18.82 to 14.63     5,390   1.75 to 1.40      7.66       13.86 to 13.46
                                          2005     378    16.53 to 12.90     5,514   1.75 to 1.40      1.92        9.10 to 8.72
                                          2004     442    15.15 to 11.86     6,042   1.75 to 1.40      0.77       14.44 to 14.04
                                          2003     437    13.24 to 10.40     5,216   1.75 to 1.40      0.41       33.04 to 32.57
                                          2002     466      9.95 to 7.85     4,239   1.75 to 1.40      0.83     (21.81) to (22.09)

Lifestyle Aggressive - B                  2006   3,106    18.89 to 13.01    58,044   1.85 to 1.15      7.68        13.59 to 4.07
                                          2005   3,243    16.63 to 16.36    53,631   1.85 to 1.40      1.84        8.94 to 4.45
                                          2004   3,055    15.26 to 15.12    46,433   1.75 to 1.40      0.63       14.44 to 14.04
                                          2003   1,816    13.34 to 13.26    24,167   1.75 to 1.40      0.14       33.04 to 32.57
                                          2002     126     10.02 to 9.99     1,264   1.75 to 1.40      0.00      (5.59) to (20.05)

Lifestyle Growth - A                      2006   1,922    20.82 to 15.25    34,748   1.75 to 1.40      6.04       11.93 to 11.54
                                          2005   1,986    18.61 to 13.68    32,112   1.75 to 1.40      2.86        7.16 to 6.78
                                          2004   2,178    17.36 to 12.81    33,490   1.75 to 1.40      1.45       12.99 to 12.60
                                          2003   2,185    15.37 to 11.37    29,888   1.75 to 1.40      1.20       27.75 to 27.30
                                          2002   2,202     12.03 to 8.93    23,853   1.75 to 1.40      2.17     (17.02) to (17.31)

Lifestyle Growth - B                      2006  39,974    18.43 to 13.09   706,919   1.85 to 1.15      5.22        11.71 to 4.69
                                          2005  22,032    16.49 to 16.14   359,838   1.85 to 1.40      2.29        7.01 to 3.18
                                          2004  10,656    15.41 to 15.12   163,056   1.75 to 1.40      0.83       13.00 to 12.61
                                          2003   3,499    13.64 to 13.42    47,509   1.75 to 1.40      0.52       27.64 to 27.20
                                          2002     424    10.69 to 10.54     4,523   1.75 to 1.40      0.04     (4.44) to (15.70)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS     HIGHEST TO      INCOME         HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST  (000S)       LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Lifestyle Balanced - A                    2006   2,969   $21.97 to $16.17  $56,071  1.75% to 1.40%     5.48%     11.17% to 10.78%
                                          2005   3,308    19.76 to 14.60    56,410   1.75 to 1.40      3.96        5.40 to 5.03
                                          2004   3,491    18.75 to 13.90    56,752   1.75 to 1.40      2.24       11.91 to 11.52
                                          2003   3,340    16.75 to 12.46    48,820   1.75 to 1.40      2.37       22.25 to 21.83
                                          2002   2,920    13.70 to 10.23    35,380   1.75 to 1.40      3.25     (11.20) to (11.51)

Lifestyle Balanced - B                    2006  36,439    18.14 to 13.22    636,831  1.85 to 1.15      4.89        10.95 to 5.74
                                          2005  24,002    16.35 to 15.98    388,167  1.85 to 1.40      3.17        5.32 to 2.07
                                          2004  11,111    15.52 to 15.21    171,110  1.75 to 1.40      1.43       11.83 to 11.44
                                          2003   4,784    13.88 to 13.64    66,050   1.75 to 1.40      1.47       22.25 to 21.83
                                          2002     790    11.36 to 11.18     8,940   1.75 to 1.40      0.23      (2.58) to (10.56)

Lifestyle Moderate - A                    2006   1,517    21.79 to 16.17    27,295   1.75 to 1.40      4.68        8.88 to 8.51
                                          2005   1,618    20.01 to 14.90    26,757   1.75 to 1.40      4.20        2.71 to 2.35
                                          2004   1,721    19.48 to 14.56    28,156   1.75 to 1.40      2.90        9.49 to 9.11
                                          2003   1,737    17.79 to 13.35    26,228   1.75 to 1.40      3.07       16.19 to 15.78
                                          2002   1,709    15.32 to 11.53    22,372   1.75 to 1.40      3.40      (5.37) to (5.70)

Lifestyle Moderate - B                    2006  10,417    16.89 to 13.15   171,943   1.85 to 1.15      4.21        8.65 to 5.24
                                          2005   7,557    15.54 to 15.29   116,397   1.85 to 1.40      3.53        2.56 to 1.04
                                          2004   4,269    15.15 to 15.00    64,245   1.75 to 1.40      1.99        9.49 to 9.11
                                          2003   1,961    13.83 to 13.73    27,023   1.75 to 1.40      1.79       16.19 to 15.78
                                          2002     377    11.91 to 11.85     4,480   1.75 to 1.40      0.31      (1.16) to (5.20)

Lifestyle Conservative - A                2006     856    21.39 to 16.50    15,451   1.75 to 1.40      4.62        6.93 to 6.56
                                          2005     906    20.01 to 15.48    15,367   1.75 to 1.40      4.82        1.46 to 1.10
                                          2004     951    19.72 to 15.31    16,109   1.75 to 1.40      3.70        7.07 to 6.70
                                          2003   1,202    18.42 to 14.35    19,071   1.75 to 1.40      3.68        10.00 to 9.62
                                          2002   1,420    16.74 to 13.09    20,441   1.75 to 1.40      2.80       0.31 to (0.04)

Lifestyle Conservative - B                2006   4,437    15.90 to 13.12    69,236   1.85 to 1.15      4.41        6.63 to 4.99
                                          2005   3,608    14.91 to 14.67    53,306   1.85 to 1.40      4.29        1.38 to 0.19
                                          2004   2,223    14.71 to 14.57    32,473   1.75 to 1.40      3.04        7.00 to 6.62
                                          2003   1,460    13.74 to 13.67    19,983   1.75 to 1.40      2.53        10.00 to 9.62
                                          2002     314    12.53 to 12.47     3,913   1.75 to 1.40      0.16       0.53 to (0.26)

Small Company Value - A                   2006     468    24.91 to 23.15    11,306   1.75 to 1.40      0.07       13.82 to 13.42
                                          2005     607    21.97 to 20.39    12,879   1.75 to 1.40      0.28        5.55 to 5.18
                                          2004     738    20.88 to 19.36    14,823   1.75 to 1.40      0.16       23.45 to 23.02
                                          2003     786    16.98 to 15.73    12,806   1.75 to 1.40      0.39       31.81 to 31.35
                                          2002     846    12.92 to 11.96    10,438   1.75 to 1.40      0.30      (7.24) to (7.56)

Small Company Value - B                   2006   1,134    22.11 to 12.50    22,490   1.85 to 1.15      0.00       13.61 to (0.16)
                                          2005   1,196    19.51 to 17.20    21,023   1.85 to 1.40      0.06        5.30 to 0.77
                                          2004   1,139    18.58 to 16.45    19,052   1.75 to 1.40      0.09       23.20 to 22.77
                                          2003     831    15.12 to 13.40    11,304   1.75 to 1.40      0.35       31.71 to 31.25
                                          2002     208    11.51 to 10.21     2,134   1.75 to 1.40      0.04      (2.04) to (18.34)

International Value - A                   2006     988    20.35 to 19.93    19,990   1.75 to 1.40      1.86       27.79 to 27.35
                                          2005   1,098    15.92 to 15.65    17,391   1.75 to 1.40      0.49        9.01 to 8.63
                                          2004     466    14.61 to 14.40     6,761   1.75 to 1.40      1.26       19.85 to 19.43
                                          2003     442    12.19 to 12.05     5,361   1.75 to 1.40      0.81       42.85 to 42.35
                                          2002     410      8.53 to 8.45     3,484   1.75 to 1.40      0.65     (18.98) to (19.26)

International Value - B                   2006   1,023    24.17 to 14.10    23,440   1.85 to 1.15      1.67       27.48 to 12.65
                                          2005   1,029    19.01 to 17.87    18,690   1.85 to 1.40      0.60        8.78 to 5.30
                                          2004     790    17.52 to 16.55    13,194   1.75 to 1.40      0.98       19.68 to 19.26
                                          2003     548    14.67 to 13.88     7,675   1.75 to 1.40      0.64       42.51 to 42.01
                                          2002     113     10.32 to 9.77     1,110   1.75 to 1.40      0.00      (7.35) to (21.83)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS     HIGHEST TO      INCOME         HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST  (000S)       LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Total Return - A                          2006   1,760   $17.10 to $16.52  $29,476  1.75% to 1.40%     3.46%      2.16% to 1.81%
                                          2005   2,066    16.74 to 16.22   33,921     1.75 to 1.40     2.42        1.05 to 0.70
                                          2004   2,430    16.56 to 16.11   39,569     1.75 to 1.40     3.92        3.49 to 3.13
                                          2003   2,966    16.00 to 15.62   46,792     1.75 to 1.40     2.85        3.56 to 3.19
                                          2002   3,392    15.46 to 15.14   51,821     1.75 to 1.40     2.41        7.99 to 7.62

Total Return - B                          2006   2,196    14.65 to 12.90   31,877     1.85 to 1.15     3.26        3.44 to 1.53
                                          2005   2,523    14.36 to 14.13   35,980     1.85 to 1.40     1.95       0.83 to (0.56)
                                          2004   2,577    14.25 to 14.12   36,510     1.75 to 1.40     3.24        3.25 to 2.89
                                          2003   2,424    13.80 to 13.72   33,338     1.75 to 1.40     2.20        3.41 to 3.05
                                          2002     900    13.35 to 13.31   11,993     1.75 to 1.40     0.10        6.79 to 1.70

U.S. Large Cap - A                        2006     978    15.17 to 14.37   14,499     1.75 to 1.40     0.58        9.12 to 8.74
                                          2005   1,181    13.91 to 13.21   16,086     1.75 to 1.40     0.45        4.35 to 3.99
                                          2004   1,411    13.33 to 12.71   18,445     1.75 to 1.40     0.28        7.87 to 7.49
                                          2003   1,182    12.35 to 11.82   14,287     1.75 to 1.40     0.38       35.16 to 34.69
                                          2002   1,169      9.14 to 8.78   10,493     1.75 to 1.40     0.29     (26.23) to (26.48)

U.S. Large Cap - B                        2006     784    16.33 to 12.89   12,561     1.85 to 1.15     0.40        8.83 to 3.02
                                          2005     938    15.00 to 14.14   13,843     1.85 to 1.40     0.12        4.26 to 2.21
                                          2004   1,079    14.39 to 13.59   15,307     1.75 to 1.40     0.21        7.59 to 7.22
                                          2003     808    13.37 to 12.66   10,660     1.75 to 1.40     0.33       34.78 to 34.31
                                          2002     136      9.92 to 9.42    1,338     1.75 to 1.40     0.02      (7.87) to (24.64)

Mid Cap Stock - A                         2006   1,178    16.70 to 16.20   19,508     1.75 to 1.40     0.00       11.97 to 11.58
                                          2005   1,312    14.96 to 14.50   19,434     1.75 to 1.40     0.00       12.98 to 12.59
                                          2004     659    13.29 to 12.87    8,666     1.75 to 1.40     0.00       17.38 to 16.97
                                          2003     704    11.36 to 10.99    7,898     1.75 to 1.40     0.00       40.35 to 39.86
                                          2002     610      8.12 to 7.85    4,887     1.75 to 1.40     0.00     (23.64) to (23.91)

Mid Cap Stock - B                         2006   1,016    20.92 to 12.79   20,875     1.85 to 1.15     0.00        11.73 to 2.16
                                          2005   1,037    18.72 to 17.62   19,220     1.85 to 1.40     0.00        12.84 to 8.02
                                          2004     769    16.59 to 15.65   12,646     1.75 to 1.40     0.00       17.10 to 16.69
                                          2003     495    14.17 to 13.40    6,967     1.75 to 1.40     0.00       40.00 to 39.51
                                          2002      86     10.12 to 9.60      865     1.75 to 1.40     0.00      (7.56) to (23.24)

Global Allocation - A                     2006     210    12.60 to 12.39    2,641     1.75 to 1.40     1.08       11.93 to 11.54
                                          2005     250    11.25 to 11.10    2,807     1.75 to 1.40     1.00        4.73 to 4.37
                                          2004     266    10.77 to 10.62    2,853     1.75 to 1.40     1.10       11.16 to 10.77
                                          2003     383      9.72 to 9.58    3,701     1.75 to 1.40     0.42       24.67 to 24.23
                                          2002     293      7.83 to 7.70    2,278     1.75 to 1.40     0.00     (24.28) to (24.54)

Global Allocation - B                     2006   1,090    16.41 to 13.29   17,185     1.85 to 1.15     0.73        11.71 to 6.14
                                          2005     538    14.69 to 13.74    7,720     1.85 to 1.40     0.68        4.47 to 3.14
                                          2004     278    14.06 to 13.18    3,864     1.75 to 1.40     0.74       10.96 to 10.57
                                          2003     127    12.67 to 11.91    1,591     1.75 to 1.40     0.28       24.71 to 24.28
                                          2002      19     10.16 to 9.58      194     1.75 to 1.40     0.00      (6.00) to (23.40)

Dynamic Growth - A                        2006     717      5.99 to 5.42    4,168     1.75 to 1.40     0.00        9.49 to 9.11
                                          2005     934      5.49 to 4.96    4,960     1.75 to 1.40     0.00       10.84 to 10.45
                                          2004   1,090      4.97 to 4.49    5,243     1.75 to 1.40     0.00        8.47 to 8.09
                                          2003   1,344      4.60 to 4.15    5,946     1.75 to 1.40     0.00       27.24 to 26.80
                                          2002     773      3.62 to 3.27    2,655     1.75 to 1.40     0.00     (29.36) to (29.61)

Dynamic Growth - B                        2006     168    16.87 to 15.80    2,796     1.85 to 1.40     0.00        9.19 to 8.70
                                          2005     202    15.45 to 14.50    3,086     1.85 to 1.40     0.00        10.46 to 0.34
                                          2004     220    13.99 to 13.16    3,047     1.75 to 1.40     0.00        8.49 to 8.11
                                          2003     252    12.89 to 12.16    3,219     1.75 to 1.40     0.00       27.32 to 26.88
                                          2002      11     10.13 to 9.58      110     1.75 to 1.40     0.00      (5.42) to (23.38)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**        TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  --------------------
Total Stock Market Index - A              2006     143   $12.78 to $12.49  $1,821  1.75% to 1.40%     1.00%      13.70% to 13.30%
                                          2005     163    11.28 to 11.01    1,836   1.75 to 1.40      1.13         4.23 to 3.86
                                          2004     176    10.86 to 10.59    1,898   1.75 to 1.40      0.62         10.18 to 9.80
                                          2003     175     9.89 to 9.64     1,713   1.75 to 1.40      0.00        28.73 to 28.28
                                          2002     174     7.71 to 7.50     1,332   1.75 to 1.40      1.02      (22.38) to (22.66)

Total Stock Market Index - B              2006     424    17.06 to 16.20    7,114   1.85 to 1.40      0.80        13.50 to 12.99
                                          2005     439    15.03 to 14.30    6,497   1.85 to 1.40      0.90         3.95 to 0.89
                                          2004     458    14.46 to 13.80    6,540   1.75 to 1.40      0.46         10.04 to 9.66
                                          2003     319    13.14 to 12.57    4,149   1.75 to 1.40      0.00        28.51 to 28.06
                                          2002      28     10.23 to 9.80      289   1.75 to 1.40      3.00       (5.75) to (21.56)

500 Index - A                             2006     752    11.94 to 11.66    8,946   1.75 to 1.40      0.92        13.66 to 13.26
                                          2005     947    10.54 to 10.29    9,930   1.75 to 1.40      1.57         2.84 to 2.48
                                          2004   1,259    10.29 to 10.03   12,854   1.75 to 1.40      0.88         8.72 to 8.34
                                          2003   1,077     9.50 to 9.25    10,136   1.75 to 1.40      0.94        26.23 to 25.79
                                          2002   1,238     7.55 to 7.34     9,218   1.75 to 1.40      0.00      (23.61) to (23.87)

500 Index - B                             2006   1,168    16.29 to 15.21   18,636   1.85 to 1.40      0.78        13.47 to 12.96
                                          2005   1,316    14.36 to 13.44   18,514   1.85 to 1.40      1.38         2.67 to 0.82
                                          2004   1,368    13.12 to 12.89   18,755   1.75 to 1.40      0.64         8.46 to 8.08
                                          2003     983    12.89 to 12.13   12,453   1.75 to 1.40      0.61        25.99 to 25.55
                                          2002     184     10.23 to 9.65    1,862   1.75 to 1.40      0.00       (5.84) to (22.78)

Mid Cap Index - A                         2006     134    19.49 to 19.01    2,584   1.75 to 1.40      0.62         8.19 to 7.82
                                          2005     126    18.01 to 17.63    2,256   1.75 to 1.40      0.50        10.47 to 10.08
                                          2004     136    16.30 to 16.02    2,201   1.75 to 1.40      0.39        14.21 to 13.81
                                          2003     146    14.27 to 14.07    2,073   1.75 to 1.40      0.00        32.70 to 32.23
                                          2002     149    10.76 to 10.64    1,595   1.75 to 1.40      0.49      (16.34) to (16.64)

Mid Cap Index - B                         2006     574    18.59 to 12.70   10,240   1.85 to 1.15      0.44        7.93 to (0.70)
                                          2005     431    17.27 to 16.40    7,185   1.85 to 1.40      0.33         10.24 to 1.77
                                          2004     416    15.70 to 14.98    6,308   1.75 to 1.40      0.25        14.04 to 13.64
                                          2003     280    13.80 to 13.19    3,735   1.75 to 1.40      0.00        32.46 to 31.99
                                          2002      65     10.45 to 9.99      656   1.75 to 1.40      1.48       (4.69) to (20.08)

Small Cap Index - A                       2006      85    17.91 to 17.47    1,515   1.75 to 1.40      0.52        15.98 to 15.58
                                          2005      98    15.50 to 15.10    1,515   1.75 to 1.40      0.55         2.45 to 2.09
                                          2004     130    15.18 to 14.77    1,960   1.75 to 1.40      0.31        15.69 to 15.29
                                          2003     136    13.17 to 12.80    1,775   1.75 to 1.40      0.00        43.76 to 43.26
                                          2002     227     9.19 to 8.93     2,050   1.75 to 1.40      1.32      (22.57) to (22.84)

Small Cap Index - B                       2006     342    19.03 to 18.24    6,336   1.85 to 1.40      0.33        15.72 to 15.20
                                          2005     366    16.48 to 15.83    5,879   1.85 to 1.40      0.35        2.26 to (1.64)
                                          2004     402    16.16 to 15.59    6,323   1.75 to 1.40      0.20        15.50 to 15.09
                                          2003     254    14.03 to 13.55    3,469   1.75 to 1.40      0.00        43.31 to 42.81
                                          2002      52     9.81 to 9.48       496   1.75 to 1.40      2.40       (6.15) to (24.12)

Capital Appreciation - A                  2006   1,426     9.40 to 9.20    13,949   1.75 to 1.40      0.00         0.84 to 0.49
                                          2005     216     9.32 to 9.15     1,999   1.75 to 1.40      0.00        12.41 to 12.02
                                          2004     169     8.29 to 8.17     1,387   1.75 to 1.40      0.00         7.80 to 7.43
                                          2003     171     7.69 to 7.61     1,307   1.75 to 1.40      0.00        27.67 to 27.23
                                          2002     179     6.02 to 5.98     1,073   1.75 to 1.40      0.00      (31.58) to (31.82)

Capital Appreciation - B                  2006     868    14.83 to 12.61   12,654   1.85 to 1.15      0.00         1.15 to 0.20
                                          2005     223    14.74 to 13.37    3,233   1.85 to 1.40      0.00         12.12 to 6.15
                                          2004     214    13.14 to 11.95    2,778   1.75 to 1.40      0.00         7.70 to 7.33
                                          2003     172    12.20 to 11.12    2,075   1.75 to 1.40      0.00        27.56 to 27.11
                                          2002      45     9.57 to 8.74       422   1.75 to 1.40      0.00       (8.54) to (30.06)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**        TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  --------------------
Health Sciences - A                       2006    233    $17.45 to $17.11  $4,022   1.75% to 1.40%    0.00%       6.87% to 6.50%
                                          2005    244     16.33 to 16.06    3,937    1.75 to 1.40     0.00        11.08 to 10.69
                                          2004    298     14.70 to 14.51    4,345    1.75 to 1.40     0.00        13.70 to 13.30
                                          2003    322     12.93 to 12.81    4,131    1.75 to 1.40     0.00        34.32 to 33.86
                                          2002    298      9.62 to 9.57     2,856    1.75 to 1.40     0.00      (28.25) to (28.50)

Health Sciences - B                       2006    452     19.12 to 13.36    8,397    1.85 to 1.15     0.00         7.16 to 6.19
                                          2005    444     17.93 to 15.95    7,782    1.85 to 1.40     0.00         10.87 to 8.29
                                          2004    437     16.17 to 14.42    6,927    1.75 to 1.40     0.00        13.44 to 13.04
                                          2003    267     14.25 to 12.75    3,722    1.75 to 1.40     0.00        34.02 to 33.56
                                          2002     57      10.64 to 9.53      594    1.75 to 1.40     0.00       (2.52) to (23.72)

Financial Services - A                    2006    199     17.58 to 17.24    3,472    1.75 to 1.40     0.34        21.41 to 20.99
                                          2005    163     14.48 to 14.25    2,332    1.75 to 1.40     0.41         8.25 to 7.88
                                          2004    196     13.38 to 13.21    2,605    1.75 to 1.40     0.40         8.84 to 8.46
                                          2003    237     12.29 to 12.18    2,901    1.75 to 1.40     0.16        31.72 to 31.26
                                          2002    221      9.33 to 9.28     2,058    1.75 to 1.40     0.00      (19.03) to (19.31)

Financial Services - B                    2006    309     19.16 to 14.39    5,828    1.85 to 1.15     0.20        21.07 to 14.95
                                          2005    273     15.85 to 15.57    4,303    1.85 to 1.40     0.21         8.11 to 7.17
                                          2004    287     14.70 to 14.50    4,189    1.75 to 1.40     0.25         8.55 to 8.17
                                          2003    201     13.58 to 13.41    2,705    1.75 to 1.40     0.12        31.55 to 31.09
                                          2002     41     10.35 to 10.23      418    1.75 to 1.40     0.00       (4.25) to (18.18)

Quantitative Mid Cap - A                  2006     34     14.11 to 13.84      473    1.75 to 1.40     0.00         2.65 to 2.29
                                          2005     47     13.75 to 13.53      647    1.75 to 1.40     0.00        12.05 to 11.66
                                          2004    138     12.27 to 12.11    1,686    1.75 to 1.40     0.00        16.56 to 16.15
                                          2003     44     10.53 to 10.43      466    1.75 to 1.40     0.00        36.61 to 36.13
                                          2002     50      7.71 to 7.66       386    1.75 to 1.40     0.00      (23.72) to (23.99)

Quantitative Mid Cap - B                  2006     63     17.93 to 17.43    1,111    1.85 to 1.40     0.00         2.35 to 1.89
                                          2005     78     17.52 to 17.07    1,351    1.85 to 1.40     0.00         11.81 to 2.60
                                          2004     83     15.67 to 15.31    1,286    1.75 to 1.40     0.00        16.25 to 15.84
                                          2003     39     13.48 to 13.20      519    1.75 to 1.40     0.00        36.40 to 35.93
                                          2002     12      9.88 to 9.70       121    1.75 to 1.40     0.00       (4.15) to (22.39)

All Cap Value - A                         2006    243     16.21 to 15.90    3,883    1.75 to 1.40     0.95        12.14 to 11.75
                                          2005    265     14.46 to 14.22    3,791    1.75 to 1.40     0.56         4.25 to 3.88
                                          2004    245     13.87 to 13.69    3,371    1.75 to 1.40     0.32        14.34 to 13.94
                                          2003    217     12.13 to 12.02    2,613    1.75 to 1.40     0.08        36.44 to 35.96
                                          2002    201      8.89 to 8.84     1,784    1.75 to 1.40     0.00      (28.84) to (29.09)

All Cap Value - B                         2006    514     17.52 to 15.89    8,775    1.85 to 1.40     0.79        11.96 to 11.45
                                          2005    550     15.65 to 14.23    8,417    1.85 to 1.40     0.12         3.95 to 2.37
                                          2004    545     15.05 to 13.73    8,079    1.75 to 1.40     0.23        14.18 to 13.78
                                          2003    342     13.18 to 12.05    4,451    1.75 to 1.40     0.12        36.25 to 35.77
                                          2002     63      9.67 to 8.87       594    1.75 to 1.40     0.00      (10.39) to (29.06)

Strategic Value - A                       2006     --     12.18 to 11.94       --    1.75 to 1.40     2.55(a)     10.19 to 9.83(a)
                                          2005    134     11.05 to 10.87    1,466    1.75 to 1.40     0.77       (1.68) to (2.02)
                                          2004    154     11.24 to 11.10    1,718    1.75 to 1.40     0.37        16.34 to 15.93
                                          2003    174      9.66 to 9.57     1,667    1.75 to 1.40     0.02        26.99 to 26.55
                                          2002    192      7.61 to 7.56     1,455    1.75 to 1.40     0.00      (28.21) to (28.46)

Strategic Value - B                       2006     --     15.62 to 14.69       --    1.85 to 1.40     2.40(a)     10.00 to 9.55(a)
                                          2005    324     14.20 to 13.38    4,562    1.85 to 1.40     0.34       (1.91) to (2.80)
                                          2004    277     14.48 to 13.68    3,981    1.75 to 1.40     0.27        16.15 to 15.74
                                          2003    160     12.47 to 11.80    1,983    1.75 to 1.40     0.06        26.89 to 26.45
                                          2002     43      9.83 to 9.33       418    1.75 to 1.40     0.00       (7.29) to (25.39)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*        RATIO**        TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  --------------------
Utilities - A                             2006     307   $17.59 to $17.24  $ 5,351  1.75% to 1.40%     2.18%     29.19% to 28.74%
                                          2005     270    13.62 to 13.39     3,647   1.75 to 1.40      0.47        15.20 to 14.80
                                          2004     295    11.82 to 11.67     3,468   1.75 to 1.40      0.93        27.62 to 27.17
                                          2003     213     9.26 to 9.17      1,961   1.75 to 1.40      0.95        32.66 to 32.20
                                          2002     188     6.98 to 6.94      1,307   1.75 to 1.40      0.01      (24.61) to (24.87)

Utilities - B                             2006     284    27.22 to 24.79     7,562   1.85 to 1.40      2.05        28.96 to 28.38
                                          2005     244    21.11 to 19.27     5,066   1.85 to 1.40      0.30         14.94 to 3.24
                                          2004     171    18.37 to 16.81     3,100   1.75 to 1.40      0.76        27.43 to 26.99
                                          2003      79    14.41 to 13.22     1,133   1.75 to 1.40      0.76        32.39 to 31.93
                                          2002      11    10.89 to 10.01       123   1.75 to 1.40      0.00        1.00 to (19.90)

Mid Cap Value - A                         2006     513    20.56 to 20.16    10,450   1.75 to 1.40      0.72        10.71 to 10.33
                                          2005     664    18.57 to 18.27    12,224   1.75 to 1.40      0.45         6.51 to 6.13
                                          2004     676    17.44 to 17.21    11,703   1.75 to 1.40      0.49        22.73 to 22.30
                                          2003     594    14.21 to 14.08     8,390   1.75 to 1.40      0.41        23.62 to 23.18
                                          2002     668    11.49 to 11.43     7,651   1.75 to 1.40      0.00      (11.36) to (11.67)

Mid Cap Value - B                         2006   1,255    20.07 to 18.86    24,092   1.85 to 1.40      0.52         10.48 to 9.98
                                          2005   1,404    18.21 to 17.15    24,444   1.85 to 1.40      0.25        6.27 to (0.03)
                                          2004   1,329    17.18 to 16.25    21,808   1.75 to 1.40      0.36        22.48 to 22.06
                                          2003     916    14.06 to 13.32    12,294   1.75 to 1.40      0.29        23.40 to 22.97
                                          2002     228    11.43 to 10.83     2,488   1.75 to 1.40      0.00       (3.11) to (13.36)

Fundamental Value - A                     2006     560    16.43 to 16.10     9,076   1.75 to 1.40      0.83        12.93 to 12.53
                                          2005     664    14.55 to 14.31     9,548   1.75 to 1.40      0.46         7.33 to 6.96
                                          2004     726    13.55 to 13.38     9,740   1.75 to 1.40      0.49         10.24 to 9.86
                                          2003     716    12.29 to 12.18     8,737   1.75 to 1.40      0.28        28.03 to 27.59
                                          2002     722     9.60 to 9.55      6,899   1.75 to 1.40      0.09      (17.37) to (17.66)

Fundamental Value - B                     2006   2,101    17.92 to 13.60    36,932   1.85 to 1.15      0.59         12.66 to 8.68
                                          2005   1,514    15.91 to 15.65    23,935   1.85 to 1.40      0.21         7.19 to 4.28
                                          2004   1,169    14.86 to 14.71    17,273   1.75 to 1.40      0.35         9.89 to 9.51
                                          2003     684    13.55 to 13.43     9,220   1.75 to 1.40      0.25        27.77 to 27.33
                                          2002     212    10.63 to 10.55     2,235   1.75 to 1.40      0.00       (3.19) to (15.63)

Emerging Growth - B                       2006      73    19.80 to 19.47     1,426   1.85 to 1.40      0.00         9.84 to 9.35
                                          2005      50    18.02 to 17.81       900   1.85 to 1.40      0.00         5.89 to 1.00
                                          2004      40    17.02 to 16.92       670   1.75 to 1.40      0.00         5.16 to 4.79
                                          2003      22    16.19 to 16.15       362   1.75 to 1.40      0.00        29.48 to 29.19

Natural Resources - B                     2006     389    37.87 to 12.31    14,264   1.85 to 1.15      0.40        20.34 to (1.62)
                                          2005     387    31.46 to 31.09    12,127   1.85 to 1.40      0.00        44.39 to 14.68
                                          2004     239    21.79 to 21.67     5,201   1.75 to 1.40      0.05        22.32 to 21.89
                                          2003      82    17.82 to 17.77     1,464   1.75 to 1.40      0.00        42.52 to 42.20

Mid Cap Core - B                          2006      --    19.14 to 12.77        --   1.85 to 1.15      1.33(a)     7.42 to 2.03(a)
                                          2005     189    17.82 to 17.60     3,360   1.85 to 1.40      0.00        4.42 to (0.66)
                                          2004     270    17.06 to 16.96     4,594   1.75 to 1.40      0.00        12.54 to 12.15
                                          2003     139    15.16 to 15.13     2,105   1.75 to 1.40      0.00        21.28 to 21.00

Quantitative All Cap - B                  2006      25    21.09 to 20.75       524   1.85 to 1.40      0.74        13.32 to 12.81
                                          2005      34    18.61 to 18.39       631   1.85 to 1.40      0.89         6.86 to 2.59
                                          2004      20    17.42 to 17.32       352   1.75 to 1.40      0.79        13.08 to 12.68
                                          2003       6    15.41 to 15.37        92   1.75 to 1.40      0.00        23.24 to 22.96

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                         UNIT FAIR VALUE             EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                UNITS      HIGHEST TO      ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)       LOWEST        (000S)       LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  ----------------  --------  --------------  ----------  -----------------
Large Cap Value - B                       2006     356  $24.55 to $24.15  $  8,694  1.85% to 1.40%     0.26%     14.15% to 13.64%
                                          2005     232   21.51 to 21.25      4,959   1.85 to 1.40      0.00       13.66 to 3.74
                                          2004     136   18.92 to 18.81      2,557   1.75 to 1.40      0.89       19.84 to 19.42
                                          2003      28   15.79 to 15.75        438   1.75 to 1.40      0.00       26.32 to 26.03

Small Cap Opportunities - A               2006     161   24.80 to 24.49      3,977   1.75 to 1.40      0.70        8.92 to 8.54
                                          2005     202   22.77 to 22.56      4,587   1.75 to 1.40      0.00(a)   16.36 to 16.09(a)

Small Cap Opportunities - B               2006     360   24.71 to 12.23      8,807   1.85 to 1.15      0.53       8.66 to (2.29)
                                          2005     369   22.74 to 22.47      8,363   1.85 to 1.40      0.00       6.12 to (1.99)
                                          2004     115   21.43 to 21.31      2,461   1.75 to 1.40      0.07       23.73 to 23.30
                                          2003      39   17.32 to 17.28        682   1.75 to 1.40      0.00       38.56 to 38.24

Special Value - B                         2006      35   20.97 to 20.63        735   1.85 to 1.40      0.00        9.06 to 8.57
                                          2005      42   19.23 to 19.00        811   1.85 to 1.40      0.00       3.84 to (0.32)
                                          2004      46   18.52 to 18.41        857   1.75 to 1.40      0.00       18.28 to 17.86
                                          2003       7   15.66 to 15.62        111   1.75 to 1.40      0.00       25.24 to 24.96

Real Return Bond - B                      2006     797   13.72 to 13.50     10,855   1.85 to 1.40      2.49      (1.20) to (1.64)
                                          2005   1,190   13.89 to 13.72     16,445   1.85 to 1.40      0.12       0.12 to (0.54)
                                          2004     895   13.92 to 13.84     12,407   1.75 to 1.40      0.25        7.21 to 6.84
                                          2003     327   12.98 to 12.95      4,232   1.75 to 1.40      0.00        3.84 to 3.60

American International - B                2006   3,719   26.88 to 13.22     94,939   1.85 to 1.15      0.72       16.68 to 5.59
                                          2005   2,544   23.04 to 22.76     58,260   1.85 to 1.40      0.46       19.19 to 14.04
                                          2004   1,125   19.33 to 19.22     21,678   1.75 to 1.40      0.33       17.09 to 16.68
                                          2003     211   16.51 to 16.47      3,474   1.75 to 1.40      0.00       32.06 to 31.76

American Growth - B                       2006   7,988   20.77 to 12.83    160,869   1.85 to 1.15      0.16        8.12 to 2.53
                                          2005   5,750   19.21 to 18.98    109,808   1.85 to 1.40      0.00       13.99 to 6.62
                                          2004   2,975   16.85 to 16.75     49,975   1.75 to 1.40      0.00       10.35 to 9.97
                                          2003     881   15.27 to 15.23     13,433   1.75 to 1.40      0.00       22.15 to 21.87

American Blue Chip Income & Growth - B    2006   1,055   19.94 to 19.62     20,894   1.85 to 1.40      0.42       15.17 to 14.66
                                          2005   1,071   17.32 to 17.11     18,446   1.85 to 1.40      0.04        5.19 to 1.90
                                          2004   1,052   16.46 to 16.37     17,269   1.75 to 1.40      0.00        7.61 to 7.23
                                          2003     527   15.30 to 15.26      8,058   1.75 to 1.40      0.00       22.39 to 22.11

American Growth-Income - B                2006   7,484   19.56 to 13.49    142,470   1.85 to 1.15      0.92       13.03 to 7.76
                                          2005   5,373   17.30 to 17.10     92,410   1.85 to 1.40      0.31        3.83 to 1.45
                                          2004   2,374   16.67 to 16.57     39,432   1.75 to 1.40      0.22        8.30 to 7.92
                                          2003     609   15.39 to 15.35      9,364   1.75 to 1.40      0.00       23.10 to 22.82

American Bond - B                         2006   5,697   13.10 to 12.96     74,052   1.85 to 1.15      0.00        5.01 to 4.46
                                          2005   1,810   12.42 to 12.39     22,448   1.85 to 1.40      0.00(a)  (0.66) to (0.84)(a)

American Century - Small Company          2006      17   16.37 to 16.18        280   1.85 to 1.40      0.00        3.95 to 3.48
                                          2005      32   15.75 to 15.63        508   1.85 to 1.40      0.00       4.52 to (3.06)
                                          2004       4   15.07 to 15.03         67   1.75 to 1.40      0.00       20.56 to 20.28

PIMCO VIT All Asset                       2006     323   14.91 to 14.74      4,792   1.85 to 1.40      4.76        2.91 to 2.45
                                          2005     376   14.49 to 14.38      5,435   1.85 to 1.40      4.34        4.47 to 1.39
                                          2004     160   13.87 to 13.84      2,215   1.75 to 1.40      5.87       10.97 to 10.72

LMFC Core Equity                          2006     425   15.42 to 13.39      6,530   1.85 to 1.15      0.00        7.37 to 4.53
                                          2005     360   14.68 to 14.58      5,273   1.85 to 1.40      0.00        4.30 to 2.92
                                          2004     128   14.08 to 14.05      1,795   1.75 to 1.40      0.00       12.63 to 12.37

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                         UNIT FAIR VALUE             EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                UNITS      HIGHEST TO      ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)       LOWEST        (000S)       LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  ----------------  --------  --------------  ----------  -----------------
PIM Classic Value                         2006     143  $16.94 to $13.70   $ 2,389  1.85% to 1.15%     0.98%      14.23% to 9.49%
                                          2005      86   14.83 to 14.72      1,274   1.85 to 1.40      0.42        7.71 to 3.37
                                          2004      55   13.77 to 13.74        758   1.75 to 1.40      0.27        10.15 to 9.89

Quantitative Value                        2006      10   18.61 to 18.38        191   1.85 to 1.40      1.02       19.37 to 18.84
                                          2005       8   15.59 to 15.47        124   1.85 to 1.40      0.00        7.31 to 2.05
                                          2004       7   15.52 to 14.49        108   1.75 to 1.40      0.00       16.20 to 15.93

US Global Leaders Growth - A              2006     119   13.06 to 12.94      1,544   1.75 to 1.40      0.00        0.39 to 0.04
                                          2005     129   13.00 to 12.93      1,674   1.75 to 1.40      0.11(a)    8.29 to 8.04(a)

US Global Leaders Growth - B              2006     302   13.03 to 12.87      3,911   1.85 to 1.40      0.00       0.09 to (0.36)
                                          2005     353   13.02 to 12.92      4,576   1.85 to 1.40      0.00      (0.53) to (0.88)
                                          2004      45   13.09 to 13.06        589   1.75 to 1.40      0.47        4.71 to 4.47

John Hancock Strategic Income             2006     163   13.89 to 13.73      2,244   1.85 to 1.40      3.01        2.43 to 1.97
                                          2005     127   13.56 to 13.46      1,719   1.85 to 1.40      4.43        0.73 to 0.23
                                          2004      55   13.48 to 13.45        746   1.75 to 1.40      1.87        7.86 to 7.61

John Hancock Intl' Eq Index - A           2006      82   20.87 to 20.68      1,708   1.75 to 1.40      0.81       23.75 to 23.31
                                          2005      65   16.87 to 16.77      1,087   1.75 to 1.40      0.94       15.00 to 14.60
                                          2004      69   14.67 to 14.64      1,006   1.75 to 1.40      0.48       17.35 to 17.08

John Hancock Intl' Eq Index - B           2006     199   20.76 to 20.52      4,102   1.85 to 1.40      0.61       23.52 to 22.97
                                          2005     184   16.81 to 16.68      3,077   1.85 to 1.40      0.71       14.78 to 11.46
                                          2004     166   16.65 to 14.61      2,436   1.75 to 1.40      0.38       17.17 to 16.89

Active Bond - A                           2006     666   12.95 to 12.88      8,600   1.75 to 1.40      2.82        2.97 to 2.61
                                          2005     813   12.58 to 12.55     10,219   1.75 to 1.40      0.00(a)    0.64 to 0.41(a)

Active Bond - B                           2006   4,968   12.91 to 12.82     63,915   1.85 to 1.40      2.61        2.76 to 2.30
                                          2005   5,038   12.57 to 12.53     63,215   1.85 to 1.40      0.00(a)   0.54 to (0.13)(a)

CGTC Overseas Equity - B                  2006      46   17.89 to 17.75        820   1.85 to 1.40      0.40       17.98 to 17.45
                                          2005      11   15.16 to 15.11        170   1.85 to 1.40      0.00(a)   21.28 to 15.28(a)

Independence Investment LLC
Small Cap - B                             2006       5   16.60 to 14.90         72   1.85 to 1.40      0.00        5.92 to 5.45
                                          2005       4   15.71 to 14.13         60   1.85 to 1.40      0.00(a)  13.34 to (0.08)(a)

Marisco International Opportunities - B   2006     166   18.78 to 13.31      3,092   1.85 to 1.15      0.27        22.18 to 6.37
                                          2005      39   15.37 to 15.32        601   1.85 to 1.40      0.00(a)   22.94 to 17.57(a)

T Rowe Price Mid Value - B                2006      70   16.55 to 16.43      1,147   1.85 to 1.40      0.05       18.39 to 17.86
                                          2005      13   13.98 to 13.94        188   1.85 to 1.40      0.00(a)   11.85 to 1.41(a)

UBS Large Cap - B                         2006      10   15.53 to 15.41        150   1.85 to 1.40      0.22       14.45 to 12.07
                                          2005       7   15.29 to 13.75        101   1.85 to 1.40      0.00(a)   10.35 to 2.72(a)

US High Yield - B                         2006      21   13.90 to 13.80        286   1.85 to 1.40      2.75        7.94 to 7.46
                                          2005       5   12.88 to 12.84         67   1.85 to 1.40      0.00(a)    3.04 to 0.15(a)

Wellington Small Cap Growth - B           2006      72   17.67 to 12.39      1,273   1.85 to 1.15      0.00       11.64 to (1.04)
                                          2005      30   15.83 to 15.78        478   1.85 to 1.40      0.00(a)   26.62 to 7.70(a)

Wellington Small Cap Value - B            2006     132   16.74 to 13.57      2,180   1.85 to 1.15      0.00        17.38 to 8.40
                                          2005      58   14.26 to 14.22        827   1.85 to 1.40      0.00(a)  14.06 to (2.00)(a)

Wells Capital Core Bond - B               2006      17   12.76 to 12.66        211   1.85 to 1.40      1.59        2.18 to 1.72
                                          2005       7   12.48 to 12.44         85   1.85 to 1.40      0.00(a)  (0.13) to (0.46)(a)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                         UNIT FAIR VALUE             EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                UNITS      HIGHEST TO      ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)       LOWEST        (000S)       LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  ----------------  --------  --------------  ----------  -----------------
                                                                                       1.85% to
Index Allocation - B                      2006    967   $13.52 to $13.21   $13,001      1.15%         2.84%(a)  8.17% to 5.51%(a)

Large Cap Value - A                       2006    123    24.56 to 24.24      2,993   1.75 to 1.40     0.00(a)    1.48 to 1.45(a)

Scudder Capital Growth - B                2006    386    20.65 to 20.26      7,913   1.85 to 1.40     0.18        6.67 to 6.19
                                          2005    289    19.36 to 19.08      5,560   1.85 to 1.40     0.22        7.01 to 1.77
                                          2004     83    18.09 to 17.95      1,491   1.75 to 1.40     0.15        6.06 to 5.69
                                          2003     45    17.06 to 16.98        758   1.75 to 1.40     0.00       24.76 to 24.32

Scudder Global Discovery - B              2006     86    35.72 to 35.04      3,039   1.85 to 1.40     0.88       20.19 to 19.65
                                          2005     84    29.72 to 29.29      2,477   1.85 to 1.40     0.30        16.43 to 7.64
                                          2004     51    25.52 to 25.33      1,294   1.75 to 1.40     0.00       21.41 to 20.98
                                          2003     20    21.02 to 20.93        410   1.75 to 1.40     0.00       46.70 to 46.19

Scudder Growth & Income - B               2006    201    21.52 to 21.11      4,287   1.85 to 1.40     0.61       11.71 to 11.21
                                          2005    208    19.26 to 18.98      3,983   1.85 to 1.40     0.78        4.27 to 1.64
                                          2004    166    18.47 to 18.33      3,061   1.75 to 1.40     0.41        8.25 to 7.87
                                          2003     57    17.06 to 16.99        967   1.75 to 1.40     0.00       24.79 to 24.35

Scudder Health Sciences - B               2006    129    20.48 to 20.10      2,626   1.85 to 1.40     0.00        4.31 to 3.84
                                          2005    144    19.64 to 19.35      2,813   1.85 to 1.40     0.00        6.56 to 0.31
                                          2004    134    18.43 to 18.28      2,452   1.75 to 1.40     0.00        7.64 to 7.27
                                          2003     69    17.12 to 17.05      1,186   1.75 to 1.40     0.00       31.36 to 30.90

Scudder International - B                 2006    181    27.14 to 26.63      4,878   1.85 to 1.40     1.52       23.70 to 23.15
                                          2005    172    21.94 to 21.63      3,746   1.85 to 1.40     1.38       14.11 to 10.68
                                          2004    190    19.23 to 19.08      3,634   1.75 to 1.40     0.83       14.62 to 14.22
                                          2003     73    16.78 to 16.70      1,229   1.75 to 1.40     0.00       25.75 to 25.31

Scudder Mid Cap Growth - B                2006     69    24.41 to 23.95      1,660   1.85 to 1.40     0.00        9.01 to 8.52
                                          2005     61    22.39 to 22.07      1,363   1.85 to 1.40     0.00        13.06 to 2.24
                                          2004     67    19.81 to 19.65      1,311   1.75 to 1.40     0.00        2.16 to 1.81
                                          2003     37    19.39 to 19.30        718   1.75 to 1.40     0.00       31.58 to 31.12

Scudder Blue Chip - B                     2006    194    23.59 to 23.15      4,533   1.85 to 1.40     0.47       13.59 to 13.08
                                          2005    215    20.77 to 20.47      4,445   1.85 to 1.40     0.57        8.16 to 3.55
                                          2004    216    19.20 to 19.05      4,122   1.75 to 1.40     0.21       13.94 to 13.55
                                          2003    104    16.85 to 16.78      1,743   1.75 to 1.40     0.00       25.00 to 24.57

Scudder Contrarian Value - B              2006    213    22.42 to 21.18      4,743   1.85 to 1.40     1.19       13.37 to 12.86
                                          2005    236    19.77 to 18.76      4,640   1.85 to 1.40     1.49       0.43 to (0.18)
                                          2004    256    19.74 to 19.59      5,038   1.75 to 1.40     1.10        8.12 to 7.74
                                          2003     86    18.26 to 18.18      1,570   1.75 to 1.40     0.00       30.35 to 29.90

Scudder Global Blue Chip - B              2006     64    30.17 to 29.60      1,908   1.85 to 1.40     0.22       27.85 to 27.28
                                          2005     97    23.60 to 23.26      2,276   1.85 to 1.40     0.00       20.80 to 13.19
                                          2004     73    19.54 to 19.38      1,413   1.75 to 1.40     0.56       12.74 to 12.34
                                          2003     35    17.33 to 17.25        599   1.75 to 1.40     0.00       27.17 to 26.73

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME         HIGHEST
            SUB-ACCOUNT                   YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  ----------------
Scudder Government Securities - B         2006     236  $13.32 to $13.07   $3,119  1.85% to 1.40%     3.57%      2.30% to 1.85%
                                          2005     279    13.02 to 12.83    3,610   1.85 to 1.40      3.64       0.82 to 0.29
                                          2004     282    12.91 to 12.81    3,620   1.75 to 1.40      2.43       1.92 to 1.56
                                          2003     199    12.67 to 12.61    2,510   1.75 to 1.40      0.00       0.41 to 0.06

Scudder High Income - B                   2006     180    19.91 to 19.53    3,555   1.85 to 1.40      7.78       8.59 to 8.10
                                          2005     205    18.33 to 18.07    3,726   1.85 to 1.40      9.85       1.98 to 0.07
                                          2004     237    17.98 to 17.84    4,240   1.75 to 1.40      5.48      10.52 to 10.13
                                          2003     119    16.26 to 16.19    1,924   1.75 to 1.40      0.00      22.42 to 21.99

Scudder International Select Equity - B   2006     135    27.86 to 27.34    3,734   1.85 to 1.40      1.59      23.32 to 22.77
                                          2005     152    22.59 to 22.27    3,400   1.85 to 1.40      2.22      12.42 to 9.59
                                          2004     123    20.10 to 19.94    2,464   1.75 to 1.40      0.53      16.20 to 15.79
                                          2003      43    17.30 to 17.22      734   1.75 to 1.40      0.00      27.63 to 27.18

Scudder Fixed Income - B                  2006     550    13.82 to 13.55    7,540   1.85 to 1.40      3.10       2.45 to 1.99
                                          2005     567    13.48 to 13.30    7,593   1.85 to 1.40      2.96      0.44 to (0.52)
                                          2004     573    13.43 to 13.32    7,664   1.75 to 1.40      2.24       2.65 to 2.29
                                          2003     228    13.08 to 13.02    2,967   1.75 to 1.40      0.00       3.30 to 2.94

Scudder Money Market - B                  2006     253    12.73 to 12.49    3,173   1.85 to 1.40      4.16       2.80 to 2.34
                                          2005     305    12.39 to 12.21    3,738   1.85 to 1.40      2.49       1.01 to 0.48
                                          2004     193    12.26 to 12.17    2,351   1.75 to 1.40      0.50     (0.88) to (1.22)
                                          2003     326    12.37 to 12.32    4,023   1.75 to 1.40      0.18     (0.98) to (1.32)

Scudder Small Cap Growth - B              2006     147    22.08 to 21.66    3,205   1.85 to 1.40      0.00       3.35 to 2.89
                                          2005     170    21.36 to 21.05    3,615   1.85 to 1.40      0.00      5.25 to (0.25)
                                          2004     144    20.29 to 20.14    2,903   1.75 to 1.40      0.00       9.00 to 8.62
                                          2003      78    18.62 to 18.54    1,442   1.75 to 1.40      0.00      30.67 to 30.22

Scudder Technology Growth - B             2006      69    22.88 to 22.45    1,574   1.85 to 1.40      0.00     (0.96) to (1.40)
                                          2005      75    23.10 to 22.76    1,724   1.85 to 1.40      0.12       3.26 to 1.48
                                          2004      68    22.68 to 22.50    1,542   1.75 to 1.40      0.00      0.06 to (0.29)
                                          2003      42    22.67 to 22.57      941   1.75 to 1.40      0.00      44.15 to 43.65

Scudder Total Return - B                  2006     147    17.79 to 17.46    2,593   1.85 to 1.40      2.20       8.30 to 7.81
                                          2005     172    16.43 to 16.19    2,805   1.85 to 1.40      2.30       2.46 to 0.19
                                          2004     206    16.03 to 15.91    3,298   1.75 to 1.40      1.09       4.88 to 4.51
                                          2003     160    15.29 to 15.22    2,446   1.75 to 1.40      0.00      15.92 to 15.52

Scudder Davis Venture Value - B           2006     314    24.02 to 23.56    7,463   1.85 to 1.40      0.29      12.76 to 12.25
                                          2005     367    21.30 to 20.99    7,754   1.85 to 1.40      0.37       7.71 to 4.59
                                          2004     333    19.77 to 19.62    6,549   1.75 to 1.40      0.03       9.86 to 9.48
                                          2003     137    18.00 to 17.92    2,465   1.75 to 1.40      0.00      27.62 to 27.18

Scudder Dreman Financial Services - B     2006      --    20.84 to 20.47       --   1.85 to 1.40      2.90(a)   4.92 to 4.59(a)
                                          2005      87    19.86 to 19.57    1,716   1.85 to 1.40      1.53      2.30 to (2.18)
                                          2004      84    20.23 to 20.07    1,684   1.75 to 1.40      1.04       9.94 to 9.56
                                          2003      41    18.40 to 18.32      759   1.75 to 1.40      0.00      25.95 to 25.51

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                     EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME          HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  -------------------
Scudder Dreman High Return Equity - B     2006     524  $26.17 to $ 25.68  $13,599  1.85% to 1.40%     1.19%    16.57% to 16.05%
                                          2005     369    22.45 to 22.12     8,238   1.85 to 1.40      1.34       6.02 to 1.89
                                          2004     324    21.17 to 21.01     6,821   1.75 to 1.40      1.06      12.04 to 11.65
                                          2003     162    18.90 to 18.82     3,047   1.75 to 1.40      0.00      29.66 to 29.21

Scudder Dreman Small Cap Value - B        2006     199    31.40 to 30.81     6,209   1.85 to 1.40      0.40      22.86 to 22.31
                                          2005     233    25.56 to 25.19     5,912   1.85 to 1.40      0.36      8.26 to (0.23)
                                          2004     216    23.61 to 23.42     5,071   1.75 to 1.40      0.36      23.77 to 23.34
                                          2003      90    19.07 to 18.99     1,720   1.75 to 1.40      0.00      39.68 to 39.19

Scudder Salomon Aggressive Growth - B     2006      --    26.08 to 25.60        --   1.85 to 1.40      0.00(a)  10.62 to 10.16(a)
                                          2005      30    23.58 to 23.24       700   1.85 to 1.40      0.00      11.66 to 4.47
                                          2004      47    21.12 to 20.95       995   1.75 to 1.40      0.00       9.90 to 9.51
                                          2003      13    19.21 to 19.13       253   1.75 to 1.40      0.00      33.38 to 32.91

Scudder Janus Growth & Income - B         2006     103    21.35 to 20.95     2,177   1.85 to 1.40      0.24       6.49 to 6.01
                                          2005     126    20.05 to 19.76     2,503   1.85 to 1.40      0.00      10.16 to 5.78
                                          2004     114    18.20 to 18.06     2,060   1.75 to 1.40      0.00       9.54 to 9.15
                                          2003      57    16.62 to 16.55       946   1.75 to 1.40      0.00      22.22 to 21.79

Scudder Janus Growth Opportunities - B    2006      --    20.00 to 19.62        --   1.85 to 1.40      0.00(a)  (0.83) to (1.25)(a)
                                          2005      62    20.16 to 19.87     1,233   1.85 to 1.40      0.00       5.64 to 2.70
                                          2004      23    19.09 to 18.94       446   1.75 to 1.40      0.00      10.65 to 10.26
                                          2003      16    17.25 to 17.18       275   1.75 to 1.40      0.00      24.49 to 24.05

Scudder MFS Strategic Value - B           2006      --    21.15 to 20.77        --   1.85 to 1.40      0.64(a)      3.16 to 2.83(a)
                                          2005     180    20.50 to 20.20     3,655   1.85 to 1.40      0.67     (1.97) to (2.84)
                                          2004     196    20.91 to 20.75     4,088   1.75 to 1.40      0.06      15.76 to 15.36
                                          2003      65    18.06 to 17.98     1,168   1.75 to 1.40      0.00      24.59 to 24.16

Scudder Oak Strategic Equity - B          2006      --    21.65 to 21.25        --   1.85 to 1.40      0.00(a)    2.46 to 2.02(a)
                                          2005      67    21.13 to 20.83     1,416   1.85 to 1.40      0.00     (1.38) to (6.15)
                                          2004      82    22.44 to 22.26     1,842   1.75 to 1.40      0.00     (0.53) to (0.88)
                                          2003      34    22.56 to 22.46       771   1.75 to 1.40      0.00      47.06 to 46.55

Scudder Turner Mid Cap Growth - B         2006      99    25.59 to 25.11     2,515   1.85 to 1.40      0.00       4.74 to 4.27
                                          2005     112    24.43 to 24.08     2,725   1.85 to 1.40      0.00       9.71 to 4.00
                                          2004      85    22.27 to 22.10     1,892   1.75 to 1.40      0.00       9.09 to 8.71
                                          2003      40    20.42 to 20.33       810   1.75 to 1.40      0.00      46.02 to 45.51

Scudder Real Estate - B                   2006     176    29.25 to 28.78     5,127   1.85 to 1.40      0.00      35.23 to 34.62
                                          2005     204    21.63 to 21.38     4,383   1.85 to 1.40      2.23      9.77 to (3.31)
                                          2004     212    19.71 to 19.59     4,174   1.75 to 1.40      0.60      28.91 to 28.46
                                          2003     108    15.29 to 15.25     1,654   1.75 to 1.40      0.00      22.30 to 22.02

Scudder Strategic Income - B              2006     172    14.64 to 14.40     2,498   1.85 to 1.40      4.40       7.24 to 6.76
                                          2005     173    13.65 to 13.49     2,354   1.85 to 1.40      7.67      0.51 to (0.34)
                                          2004     156    13.58 to 13.50     2,114   1.75 to 1.40      0.00       6.76 to 6.39
                                          2003      71    12.72 to 12.69       901   1.75 to 1.40      0.00       1.76 to 1.53

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO       INCOME         HIGHEST
                SUB-ACCOUNT               YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  -------------------
Scudder Income Allocaton - B              2006      --  $13.59 to $ 13.46     $--  1.85% to 1.40%    4.41%(a)   2.04% to 1.71%(a)
                                          2005      95   13.32 to 13.24     1,261   1.85 to 1.40     0.00        2.10 to 0.43
                                          2004      12   13.04 to 13.03       160   1.75 to 1.40     0.00        4.35 to 4.21
Scudder Moderate Allocation - B           2006   1,729   15.28 to 15.11    26,279   1.85 to 1.40     0.85        9.40 to 8.91
                                          2005   1,630   13.96 to 13.88    22,690   1.85 to 1.40     0.00        3.60 to 1.18
                                          2004     652   13.48 to 13.46     8,788   1.75 to 1.40     0.00        7.83 to 7.69
Scudder Conservative Allocation - B       2006     621   14.64 to 14.48     9,027   1.85 to 1.40     1.18        7.30 to 6.82
                                          2005     475   13.64 to 13.56     6,458   1.85 to 1.40     0.00        2.93 to 0.77
                                          2004     148   13.26 to 13.24     1,965   1.75 to 1.40     0.00        6.04 to 5.90
Scudder Growth Allocation - B             2006   2,231   15.93 to 15.76    35,350   1.85 to 1.40     0.78       11.10 to 10.60
                                          2005   2,170   14.34 to 14.25    31,025   1.85 to 1.40     0.00        4.55 to 1.75
                                          2004     502   13.72 to 13.70     6,878   1.75 to 1.40     0.00        9.72 to 9.58
Scudder Templeton Foreign Value           2006      --   17.11 to 16.96        --   1.85 to 1.40     3.73(a)   20.41 to 19.90(a)
                                          2005       8   14.21 to 14.14       127   1.85 to 1.40     1.01        7.87 to 7.02
                                          2004       4   13.18 to 13.17        54   1.75 to 1.40     0.00        5.41 to 5.37
Scudder Mercury Large Cap Core            2006      --   16.05 to 15.90        --   1.85 to 1.40     0.00(a)     11.18 to 10.71(a)
                                          2005       6   14.44 to 14.36        84   1.85 to 1.40     0.03       11.36 to 3.81
                                          2004      --   12.96 to 12.96         3   1.75 to 1.40     0.00        3.72 to 3.67
Scudder Bond - B                          2006      39   12.91 to 12.81       507   1.85 to 1.40     1.51(a)      2.88 to 2.42(a)
                                          2005      12   12.55 to 12.51       154   1.85 to 1.40     0.00       0.37 to (0.35)
Scudder Equity 500 Index Value - B        2006     372   22.32 to 21.90     8,245   1.85 to 1.40     0.89(a)     13.61 to 13.10(a)
                                          2005     476   19.65 to 19.36     9,288   1.85 to 1.40     0.00           0 to 0
Alger American Balanced - B               2006     219   16.94 to 16.62     3,690   1.85 to 1.40     1.21        3.01 to 2.55
                                          2005     239   16.44 to 16.20     3,903   1.85 to 1.40     1.51        6.65 to 2.81
                                          2004     292   15.41 to 15.29     4,476   1.75 to 1.40     1.41        2.82 to 2.46
                                          2003     135   14.99 to 14.93     2,014   1.75 to 1.40     0.03       17.08 to 16.67
Alger American Leveraged All Cap - B      2006      73   23.50 to 23.06     1,698   1.85 to 1.40     0.00       17.31 to 16.79
                                          2005      59   20.03 to 19.74     1,179   1.85 to 1.40     0.00       12.57 to 7.26
                                          2004      63   17.80 to 17.66     1,113   1.75 to 1.40     0.00        6.40 to 6.03
                                          2003      33   16.72 to 16.65       548   1.75 to 1.40     0.00       32.37 to 31.90
Credit Suisse Emerging Markets - B        2006      53   38.19 to 37.47     2,017   1.85 to 1.40     0.52       30.68 to 30.09
                                          2005      74   29.22 to 28.80     2,138   1.85 to 1.40     0.79       26.16 to 16.23
                                          2004      58   23.16 to 22.98     1,344   1.75 to 1.40     0.34       23.19 to 22.76
                                          2003      27   18.80 to 18.72       514   1.75 to 1.40     0.00       40.89 to 40.40
Credit Suisse Global Post Venture
Capital - B                               2006      16   29.37 to 28.82       467   1.85 to 1.40     0.00       11.63 to 11.13
                                          2005      17   26.31 to 25.93       455   1.85 to 1.40     0.00       14.53 to 4.89
                                          2004      16   22.97 to 22.79       358   1.75 to 1.40     0.00       16.35 to 15.94
                                          2003       9   19.75 to 19.66       171   1.75 to 1.40     0.00       45.61 to 45.10
Dreyfus Socially Responsible Growth - B   2006      16   19.53 to 19.16       303   1.85 to 1.40     0.00        7.45 to 6.97
                                          2005      19   18.18 to 17.92       350   1.85 to 1.40     0.00       1.92 to (0.16)
                                          2004      27   17.84 to 17.70       484   1.75 to 1.40     0.21        4.46 to 4.10
                                          2003       9   17.07 to 17.00       159   1.75 to 1.40     0.00       24.01 to 23.57

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                   EXPENSE RATIO   INVESTMENT
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**       TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  --------------------
Dreyfus VIF Midcap Stock - B              2006    224    $23.07 to $22.63  $5,135   1.85% to 1.40%    0.18%        6.18% to 5.71%
                                          2005    258     21.72 to 21.41    5,573    1.85 to 1.40     0.00          7.43 to 0.54
                                          2004    252     20.22 to 20.06    5,071    1.75 to 1.40     0.22        12.64 to 12.24
                                          2003    129     17.95 to 17.88    2,305    1.75 to 1.40     0.51        29.65 to 29.20

AIM VI Utilities - - B                    2006     58     27.68 to 27.16    1,592    1.85 to 1.40     3.36        23.72 to 23.17
                                          2005     64     22.37 to 22.05    1,422    1.85 to 1.40     2.49         15.22 to 1.21
                                          2004     53     19.42 to 19.27    1,023    1.75 to 1.40     1.93        21.84 to 21.41
                                          2003     30     15.94 to 15.87      479    1.75 to 1.40     3.57        15.84 to 15.43

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTED TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6.   UNIT VALUES (CONTINUED)

* The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

** The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

*** The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

a The commencement and closing of sub-account operations for 2005 and 2006 are as follows:

           Sub-accounts Opened              2006      2005
----------------------------------------  --------  --------
Small Cap Opportunities A                           April 29
American Bond B                                      Aug 1
U.S. Global Leaders Growth A                        April 29
Active Bond A                                       April 29
Active Bond B                                       April 29
CGTC Overseas Equity B                              April 29
Independence Investment LLC Small Cap B             April 29
Marisco International Opportunities B               April 29
T Rowe Price Mid Value B                            April 29
UBS Large Cap B                                     April 29
U.S. High Yield B                                   April 29
Wellington Small Cap Growth B                       April 29
Wellington Small Cap Value B                        April 29
Wells Capital Core Bond B                           April 29
Index Allocation B                         Feb 16
Large Cap Value A                           Dec 1
Scudder Bond B                            April 29
Scudder Equity 500 Index B                 Sept 16

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTED TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

          Sub-accounts Closed              2006      2005
----------------------------------------  -------  --------
Diversified Bond A                                 April 29
Diversified Bond B                                 April 29
Overseas A                                         April 29
Overseas B                                         April 29
Aggressive Growth A                                April 29
Aggressive Growth B                                April 29
Small Company Blend A                              April 29
Small Company Blend B                              April 29
Strategic Growth A                                 April 29
Strategic Growth B                                 April 29
Great Companies America B                          April 29
Scudder 21st Century Growth B                      April 29
Scudder Growth B                                   April 29
Scudder Eagle Focused Large Cap Growth B           April 29
Scudder Focus Value & Growth B                     April 29
Scudder Index 500 B                                 Sept 16
Large Cap Growth A                         May 1
Large Cap Growth B                         May 1
Strategic Value A                          Dec 4
Strategic Value B                          Dec 4
Mid Cap Core B                             Dec 4
Scudder Dreman Financial Services B       Sept 18
Scudder Salomon Aggressive Growth B        Dec 6
Scudder Janus Growth Opportunities B       Dec 6
Scudder MFS Strategic Value B             Sept 18
Scudder Oak Strategic Equity B             Dec 6
Scudder Income Allocation B               Sept 18
Scudder Templeton Foreign Value B          Dec 6
Scudder Mercury Large Cap Core B           Dec 6

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.